UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4118

Fidelity Securities Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Large Cap Growth Fund

October 31, 2017

ZLG-QTLY-1217
1.9881573.100

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 24.3%
Auto Components - 0.1%
Delphi Automotive PLC	87	$8,646
Hertz Global Holdings, Inc. (a)	98	2,437
		11,083
Automobiles - 2.3%
General Motors Co.	182	7,822
Tesla, Inc. (a)	790	261,909
		269,731
Diversified Consumer Services - 0.4%
Chegg, Inc. (a)	311	4,824
Grand Canyon Education, Inc. (a)	31	2,775
New Oriental Education & Technology Group, Inc. sponsored ADR	321	26,720
ServiceMaster Global Holdings, Inc. (a)	233	10,977
		45,296
Hotels, Restaurants & Leisure - 3.8%
Alsea S.A.B. de CV	700	2,122
Caesars Entertainment Corp. (a)	669	8,664
Chipotle Mexican Grill, Inc. (a)	290	78,851
Dave & Buster's Entertainment, Inc. (a)	319	15,376
Del Taco Restaurants, Inc. (a)	377	4,784
Delta Corp. Ltd.	212	869
Las Vegas Sands Corp.	256	16,225
Marriott International, Inc. Class A	223	26,644
McDonald's Corp.	431	71,938
Melco Crown Entertainment Ltd. sponsored ADR	304	7,685
MGM Mirage, Inc.	1,069	33,513
Penn National Gaming, Inc. (a)	593	15,471
Royal Caribbean Cruises Ltd.	74	9,159
Shake Shack, Inc. Class A (a)	653	24,788
Starbucks Corp.	1,325	72,663
U.S. Foods Holding Corp. (a)	715	19,505
Vail Resorts, Inc.	24	5,496
Wyndham Worldwide Corp.	172	18,378
Yum China Holdings, Inc.	338	13,638
		445,769
Household Durables - 0.5%
D.R. Horton, Inc.	158	6,985
Forbo Holding AG (Reg.)	1	1,512
Neinor Homes SLU	95	1,953
Panasonic Corp.	239	3,609
Roku, Inc. Class A	109	2,221
Sony Corp.	800	33,468
Sony Corp. sponsored ADR	303	13,153
		62,901
Internet & Direct Marketing Retail - 8.9%
Amazon.com, Inc. (a)	657	726,169
Boohoo.Com PLC (a)	2,103	5,600
Ctrip.com International Ltd. ADR (a)	185	8,860
JD.com, Inc. sponsored ADR (a)	2,241	84,082
Netflix, Inc. (a)	533	104,697
NutriSystem, Inc.	80	3,996
Priceline Group, Inc. (a)	61	116,630
Start Today Co. Ltd.	99	2,712
Wayfair LLC Class A (a)	18	1,258
		1,054,004
Leisure Products - 0.0%
Spin Master Corp. (a)	111	4,109
Media - 0.2%
China Literature Ltd.	9	63
Live Nation Entertainment, Inc. (a)	81	3,546
Naspers Ltd. Class N	87	21,198
		24,807
Multiline Retail - 1.4%
B&M European Value Retail S.A.	734	3,873
Dollar Tree, Inc. (a)	1,620	147,825
Ollie's Bargain Outlet Holdings, Inc. (a)	103	4,599
Target Corp.	43	2,539
V-Mart Retail Ltd. (a)	104	2,310
		161,146
Specialty Retail - 3.2%
American Eagle Outfitters, Inc.	256	3,333
Five Below, Inc. (a)	207	11,437
Floor & Decor Holdings, Inc. Class A	419	15,796
Home Depot, Inc.	1,387	229,937
L Brands, Inc.	123	5,294
Lowe's Companies, Inc.	271	21,666
Lumber Liquidators Holdings, Inc. (a)	199	6,125
Ross Stores, Inc.	430	27,301
Signet Jewelers Ltd.	51	3,344
The Children's Place Retail Stores, Inc.	148	16,102
TJX Companies, Inc.	648	45,230
		385,565
Textiles, Apparel & Luxury Goods - 3.5%
adidas AG	704	156,671
Canada Goose Holdings, Inc.	439	9,405
Despegar.com Corp.	161	4,959
G-III Apparel Group Ltd. (a)	299	7,577
Kering SA	160	73,339
LVMH Moet Hennessy - Louis Vuitton SA	50	14,913
Michael Kors Holdings Ltd. (a)	431	21,037
NIKE, Inc. Class B	1,040	57,190
Prada SpA	1,736	6,008
PVH Corp.	324	41,086
Shenzhou International Group Holdings Ltd.	160	1,366
Tapestry, Inc.	476	19,492
Under Armour, Inc. Class C (non-vtg.) (a)	78	899
		413,942

TOTAL CONSUMER DISCRETIONARY		2,878,353

CONSUMER STAPLES - 4.9%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.)	215	47,104
Diageo PLC	194	6,625
Fever-Tree Drinks PLC	156	4,395
Monster Beverage Corp. (a)	1,172	67,894
National Beverage Corp.	59	5,776
		131,794
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	543	87,466
Kroger Co.	167	3,457
Performance Food Group Co. (a)	395	11,179
Wal-Mart Stores, Inc.	26	2,270
		104,372
Food Products - 0.5%
Associated British Foods PLC	243	10,754
Blue Buffalo Pet Products, Inc. (a)	156	4,513
Bunge Ltd.	118	8,116
Danone SA	42	3,433
Darling International, Inc. (a)	183	3,340
Lamb Weston Holdings, Inc.	123	6,272
The Hain Celestial Group, Inc. (a)	402	14,480
TreeHouse Foods, Inc. (a)	102	6,771
Tyson Foods, Inc. Class A	32	2,333
		60,012
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	123	13,520
Personal Products - 1.2%
Coty, Inc. Class A	1,265	19,481
Estee Lauder Companies, Inc. Class A	161	18,001
Herbalife Ltd. (a)	709	51,488
Kose Corp.	31	3,770
Unilever NV (NY Reg.)	804	46,600
		139,340
Tobacco - 1.1%
British American Tobacco PLC:
(United Kingdom)	30	1,938
sponsored ADR	1,152	74,189
Philip Morris International, Inc.	483	50,541
		126,668

TOTAL CONSUMER STAPLES		575,706

ENERGY - 1.7%
Energy Equipment & Services - 0.0%
Shelf Drilling Ltd.	197	1,568
U.S. Silica Holdings, Inc.	79	2,410
		3,978
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp.	584	28,832
Bharat Petroleum Corp. Ltd.	328	2,744
Cimarex Energy Co.	210	24,555
Continental Resources, Inc. (a)	830	33,789
Diamondback Energy, Inc. (a)	228	24,432
EOG Resources, Inc.	257	25,667
Parsley Energy, Inc. Class A (a)	264	7,022
Petronet LNG Ltd.	338	1,356
Pioneer Natural Resources Co.	173	25,893
Reliance Industries Ltd.	1,538	22,348
		196,638

TOTAL ENERGY		200,616

FINANCIALS - 3.9%
Banks - 2.2%
Bank of America Corp.	3,498	95,810
Citigroup, Inc.	807	59,315
HDFC Bank Ltd. sponsored ADR	249	22,983
JPMorgan Chase & Co.	806	81,092
Kotak Mahindra Bank Ltd.	318	5,034
		264,234
Capital Markets - 1.5%
BlackRock, Inc. Class A	73	34,371
CBOE Holdings, Inc.	214	24,195
Charles Schwab Corp.	436	19,550
E*TRADE Financial Corp. (a)	53	2,310
Fairfax India Holdings Corp. (a)	246	4,177
Goldman Sachs Group, Inc.	219	53,103
Morgan Stanley	464	23,200
MSCI, Inc.	29	3,403
TD Ameritrade Holding Corp.	219	10,948
		175,257
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class B (a)	57	10,656
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	360	9,493

TOTAL FINANCIALS		459,640

HEALTH CARE - 10.1%
Biotechnology - 6.3%
AC Immune SA (a)	346	4,069
ACADIA Pharmaceuticals, Inc. (a)	144	5,016
Acceleron Pharma, Inc. (a)	40	1,560
Achaogen, Inc. (a)	192	2,442
Aimmune Therapeutics, Inc. (a)	257	7,471
Alexion Pharmaceuticals, Inc. (a)	938	112,241
Alkermes PLC (a)	476	23,210
Alnylam Pharmaceuticals, Inc. (a)	109	13,281
Amgen, Inc.	533	93,392
AnaptysBio, Inc.	33	2,179
Arena Pharmaceuticals, Inc. (a)	75	2,102
Ascendis Pharma A/S sponsored ADR (a)	55	1,869
BeiGene Ltd. ADR (a)	34	3,138
Biogen, Inc. (a)	294	91,628
BioMarin Pharmaceutical, Inc. (a)	216	17,731
bluebird bio, Inc. (a)	10	1,391
Celgene Corp. (a)	578	58,361
DBV Technologies SA sponsored ADR (a)	51	1,194
Editas Medicine, Inc. (a)	303	7,514
Epizyme, Inc. (a)	139	2,321
Exact Sciences Corp. (a)	144	7,919
Exelixis, Inc. (a)	1,366	33,863
FibroGen, Inc. (a)	182	10,165
Flexion Therapeutics, Inc. (a)	44	968
GenSight Biologics SA (a)	263	1,578
Global Blood Therapeutics, Inc. (a)	341	13,572
Grifols SA ADR	46	1,088
Insmed, Inc. (a)	75	2,026
Intellia Therapeutics, Inc. (a)	313	9,741
Ironwood Pharmaceuticals, Inc. Class A (a)	549	8,444
Merrimack Pharmaceuticals, Inc.	82	963
Neurocrine Biosciences, Inc. (a)	169	10,497
Portola Pharmaceuticals, Inc. (a)	197	9,734
Prothena Corp. PLC (a)	53	3,077
Radius Health, Inc. (a)	35	1,124
Regeneron Pharmaceuticals, Inc. (a)	314	126,423
Seattle Genetics, Inc. (a)	196	12,017
TESARO, Inc. (a)	50	5,789
Trevena, Inc. (a)	430	645
Ultragenyx Pharmaceutical, Inc. (a)	28	1,291
Vertex Pharmaceuticals, Inc. (a)	211	30,855
Xencor, Inc. (a)	112	2,215
Zai Lab Ltd. ADR	97	2,620
		748,724
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp. (a)	2,670	75,134
Danaher Corp.	237	21,868
Fisher & Paykel Healthcare Corp.	121	1,097
Hoya Corp.	20	1,087
Insulet Corp. (a)	107	6,293
Intuitive Surgical, Inc. (a)	228	85,582
Invuity, Inc. (a)	285	2,551
iRhythm Technologies, Inc.	296	15,081
Nevro Corp. (a)	57	4,992
Novocure Ltd. (a)	84	1,814
Penumbra, Inc. (a)	10	1,006
Stryker Corp.	8	1,239
		217,744
Health Care Providers & Services - 1.0%
Aetna, Inc.	27	4,591
Anthem, Inc.	56	11,716
Apollo Hospitals Enterprise Ltd.	345	5,534
Cigna Corp.	79	15,580
Humana, Inc.	64	16,342
OptiNose, Inc.	707	14,253
Teladoc, Inc. (a)	61	2,016
UnitedHealth Group, Inc.	232	48,771
		118,803
Health Care Technology - 0.1%
Cerner Corp. (a)	71	4,794
Evolent Health, Inc. (a)	169	2,746
		7,540
Pharmaceuticals - 0.8%
Aclaris Therapeutics, Inc. (a)	88	2,218
Akcea Therapeutics, Inc.	446	8,171
Allergan PLC	291	51,574
Dermira, Inc. (a)	144	3,855
Dova Pharmaceuticals, Inc.	54	1,353
GW Pharmaceuticals PLC ADR (a)	80	8,636
Intersect ENT, Inc. (a)	46	1,364
Jazz Pharmaceuticals PLC (a)	132	18,682
Theravance Biopharma, Inc. (a)	20	577
Zogenix, Inc. (a)	59	2,213
		98,643

TOTAL HEALTH CARE		1,191,454

INDUSTRIALS - 5.0%
Aerospace & Defense - 0.7%
Elbit Systems Ltd.	29	4,310
Northrop Grumman Corp.	64	18,914
Raytheon Co.	74	13,335
The Boeing Co.	162	41,793
		78,352
Air Freight & Logistics - 0.2%
XPO Logistics, Inc. (a)	355	24,619
Airlines - 1.0%
Allegiant Travel Co.	8	1,091
Azul SA sponsored ADR	227	5,741
Delta Air Lines, Inc.	713	35,671
InterGlobe Aviation Ltd.	237	4,567
JetBlue Airways Corp. (a)	234	4,481
Ryanair Holdings PLC sponsored ADR (a)	17	1,906
Southwest Airlines Co.	1,200	64,632
Wizz Air Holdings PLC (a)	137	5,959
		124,048
Building Products - 0.1%
Kajaria Ceramics Ltd.	202	2,122
Masco Corp.	354	14,096
		16,218
Commercial Services & Supplies - 0.0%
Copart, Inc. (a)	33	1,198
HomeServe PLC	460	5,230
Novus Holdings Ltd.	30	15
		6,443
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	114	10,013
Electrical Equipment - 0.2%
AMETEK, Inc.	16	1,080
Fortive Corp.	79	5,709
Melrose Industries PLC	432	1,262
Rockwell Automation, Inc.	40	8,033
Sensata Technologies Holding BV (a)	96	4,695
		20,779
Industrial Conglomerates - 0.3%
Honeywell International, Inc.	240	34,598
Machinery - 1.5%
Allison Transmission Holdings, Inc.	144	6,119
Aumann AG	68	6,305
Caterpillar, Inc.	853	115,837
Eicher Motors Ltd.	7	3,485
Parker Hannifin Corp.	21	3,835
Rational AG	8	5,246
WABCO Holdings, Inc. (a)	170	25,087
Xylem, Inc.	189	12,574
		178,488
Professional Services - 0.1%
IHS Markit Ltd. (a)	268	11,419
Road & Rail - 0.4%
CSX Corp.	331	16,692
J.B. Hunt Transport Services, Inc.	160	17,022
Landstar System, Inc.	34	3,358
Swift Transporation Co. (a)	143	5,927
Union Pacific Corp.	21	2,432
		45,431
Trading Companies & Distributors - 0.4%
Ashtead Group PLC	93	2,396
United Rentals, Inc. (a)	266	37,634
Univar, Inc. (a)	150	4,463
Wolseley PLC	9	629
		45,122
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd.	185	1,230

TOTAL INDUSTRIALS		596,760

INFORMATION TECHNOLOGY - 45.6%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	67	13,393
NETGEAR, Inc. (a)	249	11,616
		25,009
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	13	1,131
Dell Technologies, Inc. (a)	163	13,492
Fabrinet (a)	508	18,887
		33,510
Internet Software & Services - 15.3%
2U, Inc. (a)	121	7,699
Akamai Technologies, Inc. (a)	66	3,449
Alibaba Group Holding Ltd. sponsored ADR (a)	429	79,318
Alphabet, Inc.:
Class A (a)	761	786,143
Class C (a)	128	130,130
CarGurus, Inc. Class A	591	19,267
eBay, Inc. (a)	1,081	40,689
Facebook, Inc. Class A (a)	3,024	544,501
GoDaddy, Inc. (a)	105	4,904
Gogo, Inc. (a)	871	8,658
IAC/InterActiveCorp (a)	10	1,291
LogMeIn, Inc.	9	1,089
Mail.Ru Group Ltd. GDR (Reg. S) (a)	260	8,450
Match Group, Inc. (a)	46	1,230
MongoDB, Inc. Class A	294	8,961
NetEase, Inc. ADR	65	18,325
New Relic, Inc. (a)	89	4,568
Okta, Inc.	55	1,591
Qudian, Inc. ADR	660	16,434
Shopify, Inc. Class A (a)	159	15,808
Stamps.com, Inc. (a)	67	15,035
Tencent Holdings Ltd.	1,415	63,597
VeriSign, Inc. (a)	33	3,548
Wix.com Ltd. (a)	16	1,117
Yandex NV Series A (a)	391	13,228
Yelp, Inc. (a)	98	4,579
		1,803,609
IT Services - 4.8%
Cognizant Technology Solutions Corp. Class A	361	27,317
DXC Technology Co.	12	1,098
EOH Holdings Ltd.	49	365
MasterCard, Inc. Class A	1,113	165,581
PayPal Holdings, Inc. (a)	1,574	114,209
Square, Inc. (a)	141	5,244
Teradata Corp. (a)	36	1,204
Vakrangee Ltd.	375	3,257
Visa, Inc. Class A	2,256	248,115
		566,390
Semiconductors & Semiconductor Equipment - 8.0%
Applied Materials, Inc.	43	2,426
ASM Pacific Technology Ltd.	417	6,067
ASML Holding NV	62	11,207
Broadcom Ltd.	1,028	271,299
Cavium, Inc. (a)	668	46,085
Cypress Semiconductor Corp.	606	9,611
Entegris, Inc.	264	8,646
Inphi Corp. (a)	385	15,777
Intel Corp.	309	14,056
KLA-Tencor Corp.	55	5,989
Lam Research Corp.	162	33,788
Micron Technology, Inc. (a)	2,233	98,944
Monolithic Power Systems, Inc.	62	7,544
NVIDIA Corp.	1,745	360,883
ON Semiconductor Corp. (a)	422	8,997
Qualcomm, Inc.	414	21,118
Renesas Electronics Corp. (a)	800	10,343
Teradyne, Inc.	90	3,860
Versum Materials, Inc.	29	1,220
WONIK IPS Co. Ltd. (a)	188	6,095
Xilinx, Inc.	80	5,895
		949,850
Software - 9.0%
Activision Blizzard, Inc.	3,041	199,155
Adobe Systems, Inc. (a)	577	101,067
Atlassian Corp. PLC (a)	24	1,161
Autodesk, Inc. (a)	168	20,993
Electronic Arts, Inc. (a)	725	86,710
Globant SA (a)	24	905
Intuit, Inc.	63	9,514
Micro Focus International PLC	106	3,724
Microsoft Corp.	2,607	216,850
Nintendo Co. Ltd.	21	8,147
Paycom Software, Inc. (a)	234	19,235
Red Hat, Inc. (a)	202	24,408
Salesforce.com, Inc. (a)	2,908	297,605
Snap, Inc. Class A (a)	983	15,079
Take-Two Interactive Software, Inc. (a)	67	7,414
Talend SA ADR (a)	28	1,159
Tanium, Inc. Class B (b)(c)	131	650
VMware, Inc. Class A (a)	109	13,046
Workday, Inc. Class A (a)	202	22,420
Zendesk, Inc. (a)	308	9,548
Zynga, Inc. (a)	951	3,709
		1,062,499
Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	5,478	925,999
Samsung Electronics Co. Ltd.	10	24,631
		950,630

TOTAL INFORMATION TECHNOLOGY		5,391,497

MATERIALS - 2.7%
Chemicals - 2.2%
CF Industries Holdings, Inc.	1,270	48,235
DowDuPont, Inc.	520	37,601
FMC Corp.	334	31,015
LG Chemical Ltd.	11	3,970
LyondellBasell Industries NV Class A	592	61,290
Sherwin-Williams Co.	12	4,742
The Chemours Co. LLC	814	46,081
Tronox Ltd. Class A	729	19,297
Westlake Chemical Corp.	82	6,963
		259,194
Construction Materials - 0.3%
Buzzi Unicem SpA	21	585
Eagle Materials, Inc.	160	16,891
Summit Materials, Inc.	675	21,195
		38,671
Containers & Packaging - 0.1%
Packaging Corp. of America	42	4,883
WestRock Co.	40	2,453
		7,336
Metals & Mining - 0.1%
China Molybdenum Co. Ltd. (H Shares)	14,579	9,475
Franco-Nevada Corp.	28	2,225
Glencore Xstrata PLC	652	3,143
		14,843

TOTAL MATERIALS		320,044

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc.	16	7,416
Real Estate Management & Development - 0.0%
Redfin Corp.	202	4,755

TOTAL REAL ESTATE		12,171

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Bharti Infratel Ltd.	2,410	16,457
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	307	18,349

TOTAL TELECOMMUNICATION SERVICES		34,806

UTILITIES - 0.0%
Water Utilities - 0.0%
AquaVenture Holdings Ltd.	72	876
TOTAL COMMON STOCKS
(Cost $10,181,708)		11,661,923

Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series E (b)(c)	282	5,529
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (b)(c)	17	6,011
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (b)(c)	339	4,707
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
ContextLogic, Inc. Series G (b)(c)	67	9,014
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $25,261)		25,261

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.10% (d)
(Cost $132,375)	132,349	132,375
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $10,339,344)		11,819,559
NET OTHER ASSETS (LIABILITIES) - 0.1%		6,214
NET ASSETS - 100%		$11,825,773

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,911 or 0.2% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$4,707
ContextLogic, Inc. Series G	10/24/17	$9,014
Roofoods Ltd. Series F	9/12/17	$6,011
Tanium, Inc. Class B	4/21/17	$650
The Honest Co., Inc. Series E	9/28/17	$5,529

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$335
Total	$335

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,883,882	$2,823,588	$54,765	$5,529
Consumer Staples	581,717	559,940	15,766	6,011
Energy	200,616	200,616	--	--
Financials	459,640	459,640	--	--
Health Care	1,196,161	1,190,367	1,087	4,707
Industrials	596,760	596,760	--	--
Information Technology	5,400,511	5,308,760	82,087	9,664
Materials	320,044	320,044	--	--
Real Estate	12,171	12,171	--	--
Telecommunication Services	34,806	34,806	--	--
Utilities	876	876	--	--
Money Market Funds	132,375	132,375	--	--
Total Investments in Securities:	$11,819,559	$11,639,943	$153,705	$25,911

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Growth Fund

October 31, 2017

SCP-QTLY-1217
1.823237.113

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Diversified Consumer Services - 2.2%
Bright Horizons Family Solutions, Inc. (a)	135,900	$11,728,170
Grand Canyon Education, Inc. (a)	749,175	67,058,654
		78,786,824
Hotels, Restaurants & Leisure - 5.9%
Boyd Gaming Corp.	762,200	22,279,106
Cedar Fair LP (depositary unit)	632,529	39,596,315
Churchill Downs, Inc.	104,201	21,731,119
Marriott Vacations Worldwide Corp.	146,500	19,282,330
Texas Roadhouse, Inc. Class A	269,459	13,475,645
U.S. Foods Holding Corp. (a)	898,800	24,519,264
Vail Resorts, Inc.	257,890	59,061,968
Wingstop, Inc. (b)	411,961	13,953,119
		213,898,866
Household Durables - 3.2%
Cavco Industries, Inc. (a)	293,800	46,097,220
LGI Homes, Inc. (a)(b)	805,400	48,589,782
SodaStream International Ltd. (a)	325,346	20,714,780
		115,401,782
Internet & Direct Marketing Retail - 0.3%
Gaia, Inc. Class A (a)	983,585	11,950,558
Media - 0.5%
Cinemark Holdings, Inc.	546,400	19,856,176
Multiline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	314,300	14,033,495
Specialty Retail - 0.5%
The Children's Place Retail Stores, Inc.	183,900	20,008,320
Textiles, Apparel & Luxury Goods - 0.7%
Emerald Expositions Events, Inc.	604,500	14,078,805
PetIQ, Inc. Class A	534,375	12,857,063
		26,935,868

TOTAL CONSUMER DISCRETIONARY		500,871,889

CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 0.6%
Performance Food Group Co. (a)	789,800	22,351,340
Food Products - 0.7%
Post Holdings, Inc. (a)	313,000	25,957,090
Household Products - 1.3%
Central Garden & Pet Co. (a)	439,900	16,795,382
Central Garden & Pet Co. Class A (non-vtg.) (a)	835,600	30,841,996
		47,637,378
Personal Products - 0.8%
Herbalife Ltd. (a)(b)	369,400	26,825,828

TOTAL CONSUMER STAPLES		122,771,636

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Xtreme Drilling & Coil Services Corp. (a)	1	2
FINANCIALS - 6.4%
Banks - 0.4%
Banner Corp.	17,231	987,681
First Citizen Bancshares, Inc.	9,248	3,745,440
Prosperity Bancshares, Inc.	159,300	10,478,754
		15,211,875
Capital Markets - 2.4%
Apollo Global Management LLC Class A	1,076,400	33,992,712
CBOE Holdings, Inc.	212,600	24,036,556
MSCI, Inc.	246,146	28,887,695
		86,916,963
Diversified Financial Services - 0.9%
Cotiviti Holdings, Inc. (a)	962,861	33,854,193
Insurance - 1.3%
Enstar Group Ltd. (a)	133,900	30,502,420
ProAssurance Corp.	282,408	15,828,968
		46,331,388
Thrifts & Mortgage Finance - 1.4%
Essent Group Ltd. (a)	625,100	26,641,762
Meridian Bancorp, Inc. Maryland	1,159,034	22,832,970
		49,474,732

TOTAL FINANCIALS		231,789,151

HEALTH CARE - 18.2%
Biotechnology - 6.5%
Achaogen, Inc. (a)(b)	537,300	6,834,456
Acorda Therapeutics, Inc. (a)	409,700	10,887,778
Adamas Pharmaceuticals, Inc. (a)	311,700	7,686,522
Advanced Accelerator Applications SA sponsored ADR (a)	160,397	12,992,157
Alder Biopharmaceuticals, Inc. (a)	322,300	3,625,875
Amarin Corp. PLC ADR (a)(b)	976,800	3,321,120
AnaptysBio, Inc.	365,000	24,100,950
Ascendis Pharma A/S sponsored ADR (a)	450,583	15,310,810
Audentes Therapeutics, Inc. (a)	535,100	14,228,309
Blueprint Medicines Corp. (a)	322,300	21,407,166
Coherus BioSciences, Inc. (a)	303,050	3,409,313
Curis, Inc. (a)	2,342,500	3,701,150
Dyax Corp. rights 12/31/19 (a)(c)	380,400	1,274,340
Epizyme, Inc. (a)	486,700	8,127,890
FibroGen, Inc. (a)	323,800	18,084,230
Five Prime Therapeutics, Inc. (a)	150,200	6,737,972
Heron Therapeutics, Inc. (a)(b)	323,699	4,968,780
Insmed, Inc. (a)	29,700	802,197
Intercept Pharmaceuticals, Inc. (a)	30,900	1,904,367
La Jolla Pharmaceutical Co. (a)	212,422	7,298,820
Ligand Pharmaceuticals, Inc. Class B (a)	100,600	14,622,210
Loxo Oncology, Inc. (a)	181,604	15,647,001
Madrigal Pharmaceuticals, Inc. (a)(b)	156,600	7,828,434
Puma Biotechnology, Inc. (a)	60,100	7,650,730
TESARO, Inc. (a)	83,000	9,608,910
Ultragenyx Pharmaceutical, Inc. (a)	107,400	4,950,066
uniQure B.V. (a)	3,800	56,620
Zai Lab Ltd. ADR	26,800	723,868
		237,792,041
Health Care Equipment & Supplies - 4.0%
Cantel Medical Corp.	335,096	32,866,216
Inogen, Inc. (a)	136,700	13,523,731
Insulet Corp. (a)	441,800	25,982,258
iRhythm Technologies, Inc.	317,800	16,191,910
Novocure Ltd. (a)(b)	1,411,000	30,477,600
Tactile Systems Technology, Inc. (a)(b)	404,900	11,616,581
Wright Medical Group NV (a)	546,450	14,322,455
		144,980,751
Health Care Providers & Services - 1.8%
G1 Therapeutics, Inc.	270,212	6,385,110
LHC Group, Inc. (a)	225,621	15,073,739
OptiNose, Inc. (b)	68,500	1,380,960
Premier, Inc. (a)	560,647	18,316,337
Tivity Health, Inc. (a)	509,600	23,569,000
		64,725,146
Health Care Technology - 1.1%
athenahealth, Inc. (a)	84,700	10,831,436
Veeva Systems, Inc. Class A (a)	293,000	17,855,420
Vocera Communications, Inc. (a)	440,423	12,428,737
		41,115,593
Life Sciences Tools & Services - 1.6%
Accelerate Diagnostics, Inc. (a)(b)	410,200	8,142,470
Cambrex Corp. (a)	306,476	13,255,087
ICON PLC (a)	317,400	37,726,164
		59,123,721
Pharmaceuticals - 3.2%
Aclaris Therapeutics, Inc. (a)(b)	602,429	15,187,235
Aerie Pharmaceuticals, Inc. (a)	278,100	17,172,675
Akcea Therapeutics, Inc. (b)	546,500	10,011,880
Avexis, Inc. (a)	154,800	16,178,148
Catalent, Inc. (a)	525,800	22,393,822
Intersect ENT, Inc. (a)	487,100	14,442,515
SCYNEXIS, Inc. warrants 6/21/21 (a)	168,750	87,824
The Medicines Company (a)	351,410	10,099,523
Theravance Biopharma, Inc. (a)	289,007	8,340,742
Zogenix, Inc. (a)	60,300	2,261,250
		116,175,614

TOTAL HEALTH CARE		663,912,866

INDUSTRIALS - 22.2%
Aerospace & Defense - 3.6%
BWX Technologies, Inc.	860,800	51,579,136
Elbit Systems Ltd.	78,900	11,726,118
HEICO Corp. Class A	461,500	35,120,150
Teledyne Technologies, Inc. (a)	184,600	31,374,616
		129,800,020
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	306,500	18,803,775
Airlines - 0.9%
SkyWest, Inc.	710,349	33,457,438
Building Products - 1.3%
A.O. Smith Corp.	481,900	28,528,480
Continental Building Products, Inc. (a)	660,800	17,643,360
		46,171,840
Commercial Services & Supplies - 1.8%
Copart, Inc. (a)	545,500	19,796,195
Healthcare Services Group, Inc.	299,200	15,824,688
Viad Corp.	503,806	29,245,938
		64,866,821
Construction & Engineering - 2.5%
EMCOR Group, Inc.	346,206	27,873,045
KBR, Inc.	3,208,690	62,986,585
		90,859,630
Electrical Equipment - 1.2%
Generac Holdings, Inc. (a)	492,900	25,675,161
Regal Beloit Corp.	210,082	17,048,154
		42,723,315
Machinery - 5.5%
AGCO Corp.	283,300	19,425,881
Allison Transmission Holdings, Inc.	918,836	39,041,342
John Bean Technologies Corp.	211,246	22,582,197
Milacron Holdings Corp. (a)	1,757,200	31,541,740
Oshkosh Corp.	276,500	25,316,340
WABCO Holdings, Inc. (a)	436,800	64,458,576
		202,366,076
Professional Services - 1.7%
CBIZ, Inc. (a)	909,500	15,416,025
Exponent, Inc.	236,600	17,472,910
On Assignment, Inc. (a)	476,694	29,183,207
		62,072,142
Road & Rail - 1.0%
Marten Transport Ltd.	672,065	13,206,077
Swift Transporation Co. (a)	575,100	23,837,895
		37,043,972
Trading Companies & Distributors - 2.2%
SiteOne Landscape Supply, Inc. (a)(b)	890,794	56,574,327
Univar, Inc. (a)	742,300	22,083,425
		78,657,752

TOTAL INDUSTRIALS		806,822,781

INFORMATION TECHNOLOGY - 26.1%
Electronic Equipment & Components - 2.6%
Cardtronics PLC (a)	562,837	12,888,967
Dolby Laboratories, Inc. Class A	179,500	10,400,230
FLIR Systems, Inc.	749,200	35,077,544
Jabil, Inc.	608,500	17,208,380
Novanta, Inc. (a)	392,900	18,584,170
		94,159,291
Internet Software & Services - 12.3%
2U, Inc. (a)(b)	1,807,755	115,027,448
Alarm.com Holdings, Inc. (a)	240,700	11,235,876
Five9, Inc. (a)	558,500	14,090,955
GoDaddy, Inc. (a)(b)	707,200	33,026,240
Gogo, Inc. (a)(b)	1,523,356	15,142,159
GrubHub, Inc. (a)(b)	771,100	47,052,522
Instructure, Inc. (a)	682,461	23,749,643
LogMeIn, Inc.	189,900	22,987,395
MINDBODY, Inc. (a)(b)	1,058,112	34,124,112
Okta, Inc. (b)	478,900	13,849,788
Quotient Technology, Inc. (a)	1,058,538	16,566,120
Stamps.com, Inc. (a)	377,951	84,812,204
The Trade Desk, Inc. (a)(b)	247,900	16,341,568
Yext, Inc.	63,998	734,697
		448,740,727
IT Services - 2.3%
EPAM Systems, Inc. (a)	283,400	25,831,910
Euronet Worldwide, Inc. (a)	167,726	16,209,041
Leidos Holdings, Inc.	638,900	39,944,028
		81,984,979
Semiconductors & Semiconductor Equipment - 4.6%
Cavium, Inc. (a)	210,884	14,548,887
Entegris, Inc.	1,534,500	50,254,875
Integrated Device Technology, Inc. (a)	1,045,100	32,471,257
Nanometrics, Inc. (a)	736,431	20,818,904
PDF Solutions, Inc. (a)(b)	1,305,213	19,121,370
Semtech Corp. (a)	735,300	30,184,065
		167,399,358
Software - 4.3%
Everbridge, Inc. (a)	471,800	12,568,752
HubSpot, Inc. (a)	368,015	31,851,698
Paycom Software, Inc. (a)(b)	323,061	26,555,614
Proofpoint, Inc. (a)(b)	214,900	19,858,909
PROS Holdings, Inc. (a)	736,463	16,636,699
RingCentral, Inc. (a)	510,300	21,509,145
Take-Two Interactive Software, Inc. (a)	158,400	17,526,960
Workiva, Inc. (a)	500,683	11,190,265
		157,698,042

TOTAL INFORMATION TECHNOLOGY		949,982,397

MATERIALS - 4.6%
Chemicals - 1.5%
The Chemours Co. LLC	936,819	53,033,324
Construction Materials - 1.7%
Eagle Materials, Inc.	309,400	32,663,358
Summit Materials, Inc.	903,400	28,366,760
		61,030,118
Containers & Packaging - 1.0%
Avery Dennison Corp.	210,800	22,380,636
Berry Global Group, Inc. (a)	263,700	15,676,965
		38,057,601
Paper & Forest Products - 0.4%
Neenah Paper, Inc.	145,100	12,594,680
Quintis Ltd. (b)(c)	11,485,732	2,593,228
		15,187,908

TOTAL MATERIALS		167,308,951

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Hudson Pacific Properties, Inc.	448,100	15,154,742
Rexford Industrial Realty, Inc.	567,100	16,837,199
Store Capital Corp.	610,100	15,063,369
Terreno Realty Corp.	508,200	18,661,104
		65,716,414
Real Estate Management & Development - 0.4%
Redfin Corp. (b)	589,642	13,880,173

TOTAL REAL ESTATE		79,596,587

UTILITIES - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
NRG Yield, Inc. Class C	432,300	8,040,780
Ormat Technologies, Inc.	146,500	9,512,245
		17,553,025
TOTAL COMMON STOCKS
(Cost $2,809,955,644)		3,540,609,285

Money Market Funds - 8.9%
Fidelity Cash Central Fund, 1.10% (d)	101,305,485	101,325,746
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	222,634,638	222,656,902
TOTAL MONEY MARKET FUNDS
(Cost $323,974,615)		323,982,648
TOTAL INVESTMENT IN SECURITIES - 106.2%
(Cost $3,133,930,259)		3,864,591,933
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(225,918,177)
NET ASSETS - 100%		$3,638,673,756

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$145,138
Fidelity Securities Lending Cash Central Fund	748,566
Total	$893,704

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$500,871,889	$500,871,889	$--	$--
Consumer Staples	122,771,636	122,771,636	--	--
Energy	2	2	--	--
Financials	231,789,151	231,789,151	--	--
Health Care	663,912,866	662,550,702	87,824	1,274,340
Industrials	806,822,781	806,822,781	--	--
Information Technology	949,982,397	949,982,397	--	--
Materials	167,308,951	164,715,723	--	2,593,228
Real Estate	79,596,587	79,596,587	--	--
Utilities	17,553,025	17,553,025	--	--
Money Market Funds	323,982,648	323,982,648	--	--
Total Investments in Securities:	$3,864,591,933	$3,860,636,541	$87,824	$3,867,568

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Blue Chip Growth Fund

October 31, 2017

BCF-QTLY-1217
1.809076.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.7%
Auto Components - 0.1%
Delphi Automotive PLC	167,453	$16,641
Hertz Global Holdings, Inc. (a)(b)	195,728	4,868
		21,509
Automobiles - 2.1%
General Motors Co.	348,425	14,975
Tesla, Inc. (a)(b)	1,438,196	476,805
		491,780
Diversified Consumer Services - 0.4%
Chegg, Inc. (a)(b)	509,253	7,899
Grand Canyon Education, Inc. (a)	58,149	5,205
New Oriental Education & Technology Group, Inc. sponsored ADR	596,276	49,634
ServiceMaster Global Holdings, Inc. (a)	440,754	20,764
		83,502
Hotels, Restaurants & Leisure - 3.6%
Alsea S.A.B. de CV	1,397,100	4,235
Caesars Entertainment Corp. (a)	1,261,093	16,331
Chipotle Mexican Grill, Inc. (a)(b)	537,991	146,280
Dave & Buster's Entertainment, Inc. (a)	608,029	29,307
Del Taco Restaurants, Inc. (a)	694,490	8,813
Delta Corp. Ltd.	410,224	1,682
Las Vegas Sands Corp.	477,680	30,275
Marriott International, Inc. Class A	420,131	50,197
McDonald's Corp.	807,527	134,784
Melco Crown Entertainment Ltd. sponsored ADR	572,197	14,465
MGM Mirage, Inc.	1,997,088	62,609
Penn National Gaming, Inc. (a)	1,116,719	29,135
Royal Caribbean Cruises Ltd.	146,700	18,157
Shake Shack, Inc. Class A (a)(b)	1,239,112	47,037
Starbucks Corp.	2,469,279	135,415
U.S. Foods Holding Corp. (a)	1,332,830	36,360
Vail Resorts, Inc.	44,261	10,137
Wyndham Worldwide Corp.	324,215	34,642
Yum China Holdings, Inc.	610,164	24,620
		834,481
Household Durables - 0.8%
D.R. Horton, Inc.	309,000	13,661
Forbo Holding AG (Reg.)	1,311	1,982
Neinor Homes SLU	191,300	3,932
Panasonic Corp.	462,400	6,982
Roku, Inc. Class A (b)	197,427	4,024
SodaStream International Ltd. (a)	896,821	57,101
Sony Corp.	1,502,500	62,857
Sony Corp. sponsored ADR	560,896	24,348
		174,887
Internet & Direct Marketing Retail - 8.6%
Amazon.com, Inc. (a)	1,214,308	1,342,150
Blue Apron Holdings, Inc.:
Class B	624,302	2,829
Class B	156,075	737
Boohoo.Com PLC (a)	3,921,300	10,442
Ctrip.com International Ltd. ADR (a)	351,783	16,847
JD.com, Inc. sponsored ADR (a)	4,080,167	153,088
Netflix, Inc. (a)	996,093	195,663
NutriSystem, Inc.	161,022	8,043
Priceline Group, Inc. (a)	112,106	214,342
Start Today Co. Ltd.	258,200	7,072
The Honest Co., Inc. (a)(c)(d)	150,143	2,772
Wayfair LLC Class A (a)	58,179	4,067
		1,958,052
Leisure Products - 0.1%
Spin Master Corp. (a)	397,400	14,712
Media - 0.3%
China Literature Ltd.	17,127	121
Live Nation Entertainment, Inc. (a)	167,653	7,340
Naspers Ltd. Class N	163,400	39,813
WME Entertainment Parent, LLC Class A(c)(d)(e)	9,407,380	23,518
		70,792
Multiline Retail - 1.3%
B&M European Value Retail S.A.	1,369,045	7,224
Dollar Tree, Inc. (a)	2,948,209	269,024
Ollie's Bargain Outlet Holdings, Inc. (a)	203,821	9,101
Target Corp.	79,730	4,707
V-Mart Retail Ltd. (a)	201,535	4,476
		294,532
Specialty Retail - 3.4%
American Eagle Outfitters, Inc.	522,341	6,801
Five Below, Inc. (a)	387,759	21,424
Floor & Decor Holdings, Inc. Class A	458,497	17,285
Home Depot, Inc.	2,569,865	426,032
L Brands, Inc.	222,441	9,574
Lowe's Companies, Inc.	492,790	39,399
Lumber Liquidators Holdings, Inc. (a)(b)	370,774	11,412
RH (a)(b)	803,735	72,272
Ross Stores, Inc.	814,884	51,737
Signet Jewelers Ltd. (b)	99,613	6,532
The Children's Place Retail Stores, Inc.	279,055	30,361
TJX Companies, Inc.	1,217,093	84,953
		777,782
Textiles, Apparel & Luxury Goods - 4.0%
adidas AG	1,294,356	288,052
Canada Goose Holdings, Inc.	248,000	5,313
Despegar.com Corp. (b)	316,622	9,752
G-III Apparel Group Ltd. (a)	555,651	14,080
Kering SA	296,500	135,906
lululemon athletica, Inc. (a)	1,432,714	88,126
LVMH Moet Hennessy - Louis Vuitton SA	94,676	28,238
Michael Kors Holdings Ltd. (a)	834,767	40,745
NIKE, Inc. Class B	1,872,595	102,974
Prada SpA	3,206,600	11,098
PVH Corp.	608,347	77,144
Shenzhou International Group Holdings Ltd.	589,000	5,028
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,873,849	59,813
Tapestry, Inc.	894,015	36,610
Tory Burch LLC(c)(d)(e)	293,611	12,998
Under Armour, Inc. Class C (non-vtg.) (a)(b)	148,900	1,717
		917,594

TOTAL CONSUMER DISCRETIONARY		5,639,623

CONSUMER STAPLES - 4.7%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.)	403,082	88,311
Diageo PLC	383,650	13,101
Fever-Tree Drinks PLC	292,742	8,247
Monster Beverage Corp. (a)	2,189,262	126,824
National Beverage Corp.	108,646	10,636
		247,119
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	989,504	159,389
Kroger Co.	324,815	6,724
Performance Food Group Co. (a)	736,853	20,853
Wal-Mart Stores, Inc.	51,300	4,479
		191,445
Food Products - 0.5%
Associated British Foods PLC	452,971	20,046
Blue Bottle Coffee, Inc. Class C (Escrow) (c)(d)	632,822	1,481
Blue Buffalo Pet Products, Inc. (a)	290,545	8,405
Bunge Ltd.	213,512	14,685
Danone SA	81,200	6,637
Darling International, Inc. (a)	388,769	7,095
Lamb Weston Holdings, Inc.	225,642	11,505
The Hain Celestial Group, Inc. (a)	754,109	27,163
TreeHouse Foods, Inc. (a)	197,085	13,083
Tyson Foods, Inc. Class A	61,946	4,516
		114,616
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	226,101	24,853
Personal Products - 1.2%
Coty, Inc. Class A	2,198,989	33,864
Estee Lauder Companies, Inc. Class A	305,732	34,184
Herbalife Ltd. (a)(b)	1,324,177	96,162
Kose Corp.	99,500	12,100
Unilever NV (NY Reg.)	1,498,514	86,854
		263,164
Tobacco - 1.0%
British American Tobacco PLC:
(United Kingdom)	63,888	4,128
sponsored ADR	2,081,072	134,021
Imperial Tobacco Group PLC	1,877	77
Philip Morris International, Inc.	901,908	94,376
		232,602

TOTAL CONSUMER STAPLES		1,073,799

ENERGY - 1.7%
Energy Equipment & Services - 0.1%
Shelf Drilling Ltd.	757,320	6,027
U.S. Silica Holdings, Inc. (b)	152,836	4,663
		10,690
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp.	1,104,004	54,505
Bharat Petroleum Corp. Ltd.	635,128	5,313
Cimarex Energy Co.	395,702	46,269
Continental Resources, Inc. (a)	1,557,173	63,393
Diamondback Energy, Inc. (a)	430,022	46,081
EOG Resources, Inc.	479,837	47,921
Parsley Energy, Inc. Class A (a)	507,782	13,507
Petronet LNG Ltd.	655,750	2,632
Pioneer Natural Resources Co.	322,756	48,307
Reliance Industries Ltd.	2,979,759	43,297
		371,225

TOTAL ENERGY		381,915

FINANCIALS - 3.8%
Banks - 2.1%
Bank of America Corp.	6,359,962	174,199
Citigroup, Inc.	1,506,398	110,720
HDFC Bank Ltd. sponsored ADR	470,004	43,381
JPMorgan Chase & Co.	1,456,537	146,542
Kotak Mahindra Bank Ltd.	615,886	9,750
		484,592
Capital Markets - 1.5%
BlackRock, Inc. Class A	136,944	64,477
CBOE Holdings, Inc.	402,846	45,546
Charles Schwab Corp.	842,401	37,773
E*TRADE Financial Corp. (a)	102,510	4,468
Fairfax India Holdings Corp. (a)	878,700	14,920
Goldman Sachs Group, Inc.	410,140	99,451
Morgan Stanley	876,630	43,832
MSCI, Inc.	57,949	6,801
TD Ameritrade Holding Corp.	436,816	21,836
		339,104
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class B (a)	107,106	20,022
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	697,722	18,398

TOTAL FINANCIALS		862,116

HEALTH CARE - 10.8%
Biotechnology - 7.1%
AC Immune SA (a)	739,351	8,695
ACADIA Pharmaceuticals, Inc. (a)	271,961	9,472
Acceleron Pharma, Inc. (a)	83,769	3,267
Achaogen, Inc. (a)(b)	403,403	5,131
Agios Pharmaceuticals, Inc. (a)(b)	238,214	15,310
Aimmune Therapeutics, Inc. (a)	478,537	13,911
Alexion Pharmaceuticals, Inc. (a)	1,722,341	206,095
Alkermes PLC (a)	989,178	48,232
Alnylam Pharmaceuticals, Inc. (a)	711,515	86,691
Amgen, Inc.	989,417	173,366
AnaptysBio, Inc.	44,700	2,952
Arena Pharmaceuticals, Inc. (a)	169,052	4,739
Ascendis Pharma A/S sponsored ADR (a)	318,671	10,828
BeiGene Ltd. ADR (a)	64,044	5,911
Biogen, Inc. (a)	546,046	170,181
BioMarin Pharmaceutical, Inc. (a)	402,633	33,052
bluebird bio, Inc. (a)	276,025	38,395
Celgene Corp. (a)	1,084,921	109,544
Cellectis SA sponsored ADR (a)	64,352	2,253
Chiasma, Inc. warrants (a)	55,391	22
Chimerix, Inc. (a)	81,613	402
Coherus BioSciences, Inc. (a)	609,254	6,854
CytomX Therapeutics, Inc. (a)	158,936	3,179
CytomX Therapeutics, Inc. (a)(f)	378,621	7,572
DBV Technologies SA sponsored ADR (a)	103,263	2,418
Editas Medicine, Inc. (a)(b)	570,752	14,155
Epizyme, Inc. (a)	319,120	5,329
Exact Sciences Corp. (a)	270,446	14,872
Exelixis, Inc. (a)	2,552,849	63,285
FibroGen, Inc. (a)	339,743	18,975
Flexion Therapeutics, Inc. (a)(b)	85,281	1,877
GenSight Biologics SA (a)(b)	612,484	3,674
Global Blood Therapeutics, Inc. (a)	635,251	25,283
Grifols SA ADR	105,607	2,498
Heron Therapeutics, Inc. (a)	108,186	1,661
Insmed, Inc. (a)	149,069	4,026
Intellia Therapeutics, Inc. (a)(b)	582,687	18,133
Intercept Pharmaceuticals, Inc. (a)	198,932	12,260
Ionis Pharmaceuticals, Inc. (a)	121,223	6,923
Ironwood Pharmaceuticals, Inc. Class A (a)	1,023,168	15,736
La Jolla Pharmaceutical Co. (a)	169,351	5,819
Merrimack Pharmaceuticals, Inc. (b)	151,329	1,777
Momenta Pharmaceuticals, Inc. (a)	92,788	1,308
Neurocrine Biosciences, Inc. (a)	604,816	37,565
Portola Pharmaceuticals, Inc. (a)	366,503	18,109
Prothena Corp. PLC (a)	99,771	5,792
Radius Health, Inc. (a)(b)	81,314	2,611
Regeneron Pharmaceuticals, Inc. (a)	576,687	232,186
Sage Therapeutics, Inc. (a)	316,289	20,015
Seattle Genetics, Inc. (a)	366,171	22,450
Seres Therapeutics, Inc. (a)(b)	47,192	474
Spark Therapeutics, Inc. (a)	150,187	12,150
TESARO, Inc. (a)	102,510	11,868
Trevena, Inc. (a)	996,820	1,495
Ultragenyx Pharmaceutical, Inc. (a)	56,570	2,607
Vertex Pharmaceuticals, Inc. (a)	375,620	54,927
Xencor, Inc.(a)	272,611	5,392
Zai Lab Ltd. ADR	176,045	4,755
		1,618,459
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	5,020,297	141,271
Danaher Corp.	441,593	40,746
Fisher & Paykel Healthcare Corp.	261,968	2,375
Hoya Corp.	39,500	2,146
Insulet Corp. (a)	200,924	11,816
Intuitive Surgical, Inc. (a)	421,753	158,309
Invuity, Inc. (a)(b)	585,697	5,242
iRhythm Technologies, Inc.	558,410	28,451
Nevro Corp. (a)	112,522	9,855
Novocure Ltd. (a)(b)	157,262	3,397
Penumbra, Inc. (a)	14,601	1,468
Stryker Corp.	14,699	2,276
		407,352
Health Care Providers & Services - 0.9%
Aetna, Inc.	55,052	9,360
Anthem, Inc.	103,809	21,718
Apollo Hospitals Enterprise Ltd.	668,254	10,718
Cigna Corp.	147,071	29,005
Humana, Inc.	120,994	30,896
OptiNose, Inc. (b)	388,381	7,830
Teladoc, Inc. (a)	219,507	7,255
UnitedHealth Group, Inc.	434,190	91,275
		208,057
Health Care Technology - 0.1%
athenahealth, Inc. (a)	88,196	11,279
Cerner Corp. (a)	142,335	9,610
Evolent Health, Inc. (a)	318,792	5,180
		26,069
Pharmaceuticals - 0.9%
Aclaris Therapeutics, Inc. (a)	163,856	4,131
Akcea Therapeutics, Inc. (b)	840,062	15,390
Allergan PLC	531,453	94,189
Castle Creek Pharmaceuticals, LLC Class A-2 unit(a)(c)(d)(e)(g)	29,758	12,303
Dermira, Inc. (a)	292,691	7,835
Dova Pharmaceuticals, Inc. (b)	135,881	3,405
GW Pharmaceuticals PLC ADR (a)(b)	157,658	17,019
Intersect ENT, Inc.(a)	113,001	3,350
Jazz Pharmaceuticals PLC (a)	229,710	32,511
The Medicines Company (a)	508,378	14,611
Theravance Biopharma, Inc. (a)	59,248	1,710
Zogenix, Inc. (a)	115,099	4,316
		210,770

TOTAL HEALTH CARE		2,470,707

INDUSTRIALS - 5.2%
Aerospace & Defense - 0.8%
Elbit Systems Ltd.	52,554	7,811
Northrop Grumman Corp.	120,976	35,752
Raytheon Co.	137,605	24,796
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	242,545	32,744
Class C(c)(d)	2,783	376
The Boeing Co.	292,043	75,341
		176,820
Air Freight & Logistics - 0.2%
XPO Logistics, Inc. (a)	678,834	47,077
Airlines - 1.0%
Allegiant Travel Co.	15,900	2,169
Azul SA sponsored ADR	410,540	10,383
Delta Air Lines, Inc.	1,326,884	66,384
InterGlobe Aviation Ltd.	458,545	8,837
JetBlue Airways Corp. (a)	451,703	8,650
Ryanair Holdings PLC sponsored ADR (a)	40,365	4,525
Southwest Airlines Co.	2,237,708	120,523
Wizz Air Holdings PLC (a)	258,422	11,241
		232,712
Building Products - 0.1%
Kajaria Ceramics Ltd.	392,178	4,120
Masco Corp.	684,099	27,241
		31,361
Commercial Services & Supplies - 0.0%
Copart, Inc. (a)	64,344	2,335
HomeServe PLC	987,200	11,223
Novus Holdings Ltd.	56,524	28
		13,586
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	210,492	18,488
Electrical Equipment - 0.3%
AMETEK, Inc.	36,668	2,475
Fortive Corp.	162,336	11,730
Melrose Industries PLC	1,001,524	2,925
Nidec Corp.	19,200	2,553
Regal Beloit Corp.	383,463	31,118
Rockwell Automation, Inc.	73,336	14,727
Sensata Technologies Holding BV (a)	182,839	8,943
		74,471
Industrial Conglomerates - 0.3%
Honeywell International, Inc.	448,005	64,584
Machinery - 1.5%
Allison Transmission Holdings, Inc.	250,180	10,630
Aumann AG	136,300	12,638
Caterpillar, Inc.	1,589,503	215,855
Eicher Motors Ltd.	14,288	7,113
Fanuc Corp.	10,000	2,338
Parker Hannifin Corp.	34,570	6,313
Rational AG	15,795	10,359
WABCO Holdings, Inc. (a)	318,433	46,991
Xylem, Inc.	358,885	23,877
		336,114
Professional Services - 0.1%
IHS Markit Ltd. (a)	499,262	21,274
Road & Rail - 0.4%
CSX Corp.	623,453	31,441
J.B. Hunt Transport Services, Inc.	312,126	33,207
Landstar System, Inc.	71,837	7,094
Swift Transporation Co. (a)	276,058	11,443
Union Pacific Corp.	38,766	4,489
		87,674
Trading Companies & Distributors - 0.4%
Ashtead Group PLC	190,900	4,919
United Rentals, Inc. (a)	522,124	73,870
Univar, Inc. (a)	310,228	9,229
Wolseley PLC	31,108	2,175
		90,193
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd.	357,936	2,379

TOTAL INDUSTRIALS		1,196,733

INFORMATION TECHNOLOGY - 43.8%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	125,790	25,144
NETGEAR, Inc. (a)	474,983	22,158
		47,302
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	27,376	2,382
Dell Technologies, Inc. (a)	299,808	24,815
Fabrinet (a)	956,560	35,565
Largan Precision Co. Ltd.	48,000	9,102
Sunny Optical Technology Group Co. Ltd.	314,000	4,596
		76,460
Internet Software & Services - 14.4%
2U, Inc. (a)	225,402	14,342
Akamai Technologies, Inc. (a)	127,200	6,646
Alibaba Group Holding Ltd. sponsored ADR (a)	807,935	149,379
Alphabet, Inc.:
Class A (a)	1,433,881	1,481,256
Class C (a)	167,034	169,813
CarGurus, Inc. Class A (b)	399,088	13,010
Cloudera, Inc. (f)	186,078	2,815
Dropbox, Inc. Class B (a)(c)(d)	1,003,814	13,642
eBay, Inc. (a)	2,017,975	75,957
Facebook, Inc. Class A (a)	5,593,978	1,007,252
GoDaddy, Inc. (a)	199,425	9,313
Gogo, Inc. (a)(b)	1,623,063	16,133
IAC/InterActiveCorp (a)	18,184	2,347
LogMeIn, Inc.	18,634	2,256
Mail.Ru Group Ltd. GDR (Reg. S) (a)	548,800	17,836
Match Group, Inc. (a)(b)	88,622	2,370
MongoDB, Inc. Class A	35,800	1,091
NetEase, Inc. ADR	122,393	34,505
New Relic, Inc. (a)	167,434	8,594
Nutanix, Inc. Class B (f)	482,746	13,758
Okta, Inc.	98,613	2,852
Qudian, Inc. ADR (b)	825,000	20,543
Shopify, Inc. Class A (a)	299,200	29,746
Stamps.com, Inc. (a)	126,489	28,384
Tencent Holdings Ltd.	2,668,000	119,914
VeriSign, Inc. (a)	65,842	7,079
Wix.com Ltd. (a)	31,872	2,225
Yandex NV Series A (a)	736,054	24,901
Yelp, Inc. (a)	182,540	8,528
		3,286,487
IT Services - 4.6%
Cognizant Technology Solutions Corp. Class A	680,702	51,509
DXC Technology Co.	25,178	2,304
EOH Holdings Ltd.	173,400	1,293
MasterCard, Inc. Class A	2,062,670	306,863
PayPal Holdings, Inc. (a)	2,923,462	212,126
Square, Inc. (a)	310,927	11,563
Teradata Corp. (a)	68,900	2,305
Vakrangee Ltd.	726,776	6,311
Visa, Inc. Class A	4,182,308	459,970
		1,054,244
Semiconductors & Semiconductor Equipment - 7.7%
Applied Materials, Inc.	83,926	4,736
ASM Pacific Technology Ltd.	830,500	12,083
ASML Holding NV	115,276	20,836
Broadcom Ltd.	1,895,884	500,343
Cavium, Inc. (a)	1,327,200	91,564
Cypress Semiconductor Corp.	1,129,708	17,917
Entegris, Inc.	498,862	16,338
Inphi Corp. (a)(b)	832,369	34,110
Intel Corp.	597,001	27,158
KLA-Tencor Corp.	105,800	11,521
Lam Research Corp.	293,822	61,282
Micron Technology, Inc. (a)	4,193,310	185,806
Monolithic Power Systems, Inc.	115,434	14,045
NVIDIA Corp.	3,183,529	658,386
ON Semiconductor Corp. (a)	815,084	17,378
Qualcomm, Inc.	764,766	39,011
Renesas Electronics Corp. (a)	1,519,300	19,643
Teradyne, Inc.	174,497	7,484
Versum Materials, Inc.	57,949	2,438
WONIK IPS Co. Ltd. (a)	352,536	11,430
Xilinx, Inc.	154,546	11,388
		1,764,897
Software - 8.9%
Activision Blizzard, Inc.	5,600,432	366,772
Adobe Systems, Inc. (a)	1,071,061	187,607
Appirio, Inc. (Escrow) (c)(d)	87,529	22
Atlassian Corp. PLC (a)	61,546	2,977
Atom Tickets LLC(c)(d)(e)	1,204,239	7,000
Autodesk, Inc. (a)	316,822	39,590
Electronic Arts, Inc. (a)	1,346,189	161,004
Globant SA (a)(b)	53,353	2,012
HubSpot, Inc. (a)	50,285	4,352
Intuit, Inc.	123,136	18,596
Micro Focus International PLC	214,600	7,539
Microsoft Corp.	4,881,385	406,034
Nintendo Co. Ltd.	122,000	47,331
Paycom Software, Inc. (a)(b)	440,978	36,248
Red Hat, Inc. (a)	379,866	45,899
Salesforce.com, Inc. (a)	5,365,084	549,063
Snap, Inc. Class A (a)(b)	1,909,398	29,290
Take-Two Interactive Software, Inc. (a)	123,972	13,718
Talend SA ADR (a)	56,650	2,346
Tanium, Inc. Class B (c)(d)	554,900	2,755
VMware, Inc. Class A (a)(b)	205,220	24,563
Workday, Inc. Class A (a)	370,329	41,103
Zendesk, Inc. (a)	580,771	18,004
Zynga, Inc. (a)	1,772,943	6,914
		2,020,739
Technology Hardware, Storage & Peripherals - 7.7%
Apple, Inc.	10,155,822	1,716,744
Samsung Electronics Co. Ltd.	17,976	44,277
		1,761,021

TOTAL INFORMATION TECHNOLOGY		10,011,150

MATERIALS - 2.6%
Chemicals - 2.1%
CF Industries Holdings, Inc.	2,418,991	91,873
DowDuPont, Inc.	987,927	71,437
FMC Corp.	634,669	58,935
LG Chemical Ltd.	21,908	7,906
LyondellBasell Industries NV Class A	1,122,814	116,245
Sherwin-Williams Co.	23,180	9,160
The Chemours Co. LLC	1,520,165	86,057
Tronox Ltd. Class A	1,379,788	36,523
Westlake Chemical Corp.	155,963	13,243
		491,379
Construction Materials - 0.3%
Buzzi Unicem SpA	76,700	2,138
Eagle Materials, Inc.	311,744	32,911
Summit Materials, Inc.	1,272,083	39,943
		74,992
Containers & Packaging - 0.1%
Packaging Corp. of America	78,631	9,142
WestRock Co.	76,333	4,682
		13,824
Metals & Mining - 0.1%
China Molybdenum Co. Ltd. (H Shares)	24,849,000	16,149
Franco-Nevada Corp.	57,800	4,593
Glencore Xstrata PLC	1,405,210	6,775
		27,517

TOTAL MATERIALS		607,712

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equinix, Inc.	29,974	13,893
Real Estate Management & Development - 0.1%
Parsvnath Developers Ltd. (a)	17,596,637	6,169
Redfin Corp. (b)	365,839	8,612
		14,781

TOTAL REAL ESTATE		28,674

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Bharti Infratel Ltd.	4,669,859	31,888
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	578,992	34,606

TOTAL TELECOMMUNICATION SERVICES		66,494

UTILITIES - 0.0%
Water Utilities - 0.0%
AquaVenture Holdings Ltd.	167,153	2,034
TOTAL COMMON STOCKS
(Cost $12,157,986)		22,340,957

Preferred Stocks - 2.2%
Convertible Preferred Stocks - 2.2%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred(c)(d)(e)	68,723	9,110
Internet & Direct Marketing Retail - 0.2%
China Internet Plus Holdings Ltd. Series A-11 (a)(c)(d)	3,163,704	17,682
The Honest Co., Inc.:
Series C (a)(c)(d)	350,333	10,947
Series D (a)(c)(d)	77,448	2,613
Series E (c)(d)	551,397	10,810
		42,052
Leisure Products - 0.0%
Peloton Interactive, Inc. Series E (c)(d)	335,429	8,101
TOTAL CONSUMER DISCRETIONARY		59,263
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (c)(d)	41,941	14,829
Tobacco - 0.2%
PAX Labs, Inc. Series C (a)(c)(d)	2,555,833	52,471
TOTAL CONSUMER STAPLES		67,300
FINANCIALS - 0.0%
Consumer Finance - 0.0%
Oportun Finance Corp. Series H (a)(c)(d)	3,552,125	10,870
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc. Series F (c)(d)	800,982	11,121
Axcella Health, Inc. Series C (a)(c)(d)	545,634	5,500
Immunocore Ltd. Series A (a)(c)(d)	11,275	3,927
		20,548
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)(d)	2,728,716	17,355
TOTAL HEALTH CARE		37,903
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(c)(d)	97,277	13,132
Series H (c)(d)	25,767	3,479
		16,611
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(c)(d)	692,196	3,842
TOTAL INDUSTRIALS		20,453
INFORMATION TECHNOLOGY - 1.4%
Internet Software & Services - 1.1%
ContextLogic, Inc. Series G (c)(d)	133,922	18,017
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	2,928,086	962
Reddit, Inc. Series B (c)(d)	524,232	8,269
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)(d)	5,156,948	228,092
Series E, 8.00% (a)(c)(d)	102,648	4,540
		259,880
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)(d)	646,522	15,116
Software - 0.2%
Appirio, Inc. Series E (Escrow) (c)(d)	612,702	156
Bracket Computing, Inc. Series C (a)(c)(d)	1,207,761	1,787
Cloudflare, Inc. Series D 8.00% (a)(c)(d)	696,025	4,984
Dataminr, Inc. Series D (a)(c)(d)	277,250	2,781
Delphix Corp. Series D (a)(c)(d)	675,445	3,864
Malwarebytes Corp. Series B (a)(c)(d)	1,056,193	12,453
Taboola.Com Ltd. Series E (a)(c)(d)	634,902	10,050
		36,075
TOTAL INFORMATION TECHNOLOGY		311,071

TOTAL CONVERTIBLE PREFERRED STOCKS		506,860

Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
PAX Labs, Inc. Series A (c)(d)	2,555,833	3,220
TOTAL PREFERRED STOCKS
(Cost $307,791)		510,080

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.10% (h)	38,805,616	38,813
Fidelity Securities Lending Cash Central Fund 1.11% (h)(i)	406,830,454	406,871
TOTAL MONEY MARKET FUNDS
(Cost $445,678)		445,684
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $12,911,455)		23,296,721
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(428,324)
NET ASSETS - 100%		$22,868,397

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $619,687,000 or 2.7% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,145,000 or 0.1% of net assets.

 (g) Investment represents common shares and preferred shares.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series F	8/31/17	$11,121
Appirio, Inc. (Escrow)	7/7/17	$20
Appirio, Inc. Series E (Escrow)	11/24/16	$156
AppNexus, Inc. Series E	8/1/14	$12,951
Atom Tickets LLC	8/15/17	$7,000
Axcella Health, Inc. Series C	1/30/15	$5,500
Blue Bottle Coffee, Inc. Class C (Escrow)	10/30/17	$1,481
Bracket Computing, Inc. Series C	9/9/15	$9,500
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$9,820
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$10,000
Cloudflare, Inc. Series D 8.00%	11/5/14 - 6/24/15	$4,349
ContextLogic, Inc. Series G	10/24/17	$18,017
Dataminr, Inc. Series D	3/6/15	$3,535
Delphix Corp. Series D	7/10/15	$6,079
Dropbox, Inc. Class B	5/2/12	$9,084
Immunocore Ltd. Series A	7/27/15	$2,122
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$962
Malwarebytes Corp. Series B	12/21/15	$10,958
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16	$9,415
Mulberry Health, Inc. Series A8	1/20/16	$18,432
Oportun Finance Corp. Series H	2/6/15	$10,114
PAX Labs, Inc. Series A	5/22/15	$1,891
PAX Labs, Inc. Series C	5/22/15	$7,949
Peloton Interactive, Inc. Series E	3/31/17	$7,266
Reddit, Inc. Series B	7/26/17	$7,442
Roofoods Ltd. Series F	9/12/17	$14,829
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$23,515
Space Exploration Technologies Corp. Class C	9/11/17	$376
Space Exploration Technologies Corp. Series G	1/20/15	$7,535
Space Exploration Technologies Corp. Series H	8/4/17	$3,479
Taboola.Com Ltd. Series E	12/22/14	$6,619
Tanium, Inc. Class B	4/21/17	$2,755
The Honest Co., Inc.	8/21/14	$4,062
The Honest Co., Inc. Series C	8/21/14	$9,479
The Honest Co., Inc. Series D	8/3/15	$3,544
The Honest Co., Inc. Series E	9/28/17	$10,810
Tory Burch LLC	5/14/15	$20,890
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$80,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$3,420
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$19,025
YourPeople, Inc. Series C	5/1/15	$10,314

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$26
Fidelity Securities Lending Cash Central Fund	1,587
Total	$1,613

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
RH	$82,844	$--	$25,990	$--	$377	$15,041	$--
Total	$82,844	$--	$25,990	$--	$377	$15,041	$--

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$5,698,886	$5,491,499	$108,836	$98,551
Consumer Staples	1,144,319	1,036,352	35,966	72,001
Energy	381,915	381,915	--	--
Financials	872,986	862,116	--	10,870
Health Care	2,508,610	2,456,236	2,168	50,206
Industrials	1,217,186	1,158,722	4,891	53,573
Information Technology	10,322,221	9,800,843	186,888	334,490
Materials	607,712	607,712	--	--
Real Estate	28,674	28,674	--	--
Telecommunication Services	66,494	66,494	--	--
Utilities	2,034	2,034	--	--
Money Market Funds	445,684	445,684	--	--
Total Investments in Securities:	$23,296,721	$22,338,281	$338,749	$619,691

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$338,669
Net Realized Gain (Loss) on Investment Securities	(3)
Net Unrealized Gain (Loss) on Investment Securities	(29,193)
Cost of Purchases	25,017
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$334,490
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2017	$(29,193)
Other Investments in Securities
Beginning Balance	$209,155
Net Realized Gain (Loss) on Investment Securities	8,252
Net Unrealized Gain (Loss) on Investment Securities	58,760
Cost of Purchases	44,854
Proceeds of Sales	(29,338)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(6,482)
Ending Balance	$285,201
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2017	$46,054

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$619,691	Market approach	Transaction price	$2.50 - $353.57 / $82.80	Increase
			Liquidity preference	$15.95- $45.76 / $34.98	Increase
		Market comparable	Transaction price	$10.08- $330.00 / $197.97	Increase
			Enterprise value/Sales multiple (EV/S)	0.7 - 8.8 / 4.5	Increase
			Discount rate	7.5% - 69.1% / 12.9%	Decrease
			Price/Earnings multiple (P/E)	13.6	Increase
			Enterprise value/Gross profit (EV/GP)	5.3	Increase
			Premium rate	8.0% - 40.0% / 29.9%	Increase
			Discount for lack of marketability	10.0% - 25.0% / 15.9%	Decrease
			Liquidity preference	$6.75 - $14.90 / $10.50	Increase
			Proxy premium	25.3% - 48.6% / 30.9%	Increase
		Book value	Book value multiple	1.0	Increase
			Discount rate	70.0%	Decrease
		Recovery value	Recovery value	0.0% - 2.3% / 1.5%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth & Income Portfolio

October 31, 2017

GAI-QTLY-1217
1.809089.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.1%
Gentex Corp.	396,200	$7,690
Hotels, Restaurants & Leisure - 0.2%
Cedar Fair LP (depositary unit)	32,700	2,047
DineEquity, Inc.	119,400	5,685
Dunkin' Brands Group, Inc.	120,400	7,112
Marriott International, Inc. Class A	21,700	2,593
		17,437
Media - 2.7%
Comcast Corp. Class A	3,726,900	134,280
Interpublic Group of Companies, Inc.	1,180,500	22,725
Omnicom Group, Inc.	139,500	9,373
The Walt Disney Co.	226,000	22,105
Viacom, Inc. Class B (non-vtg.)	188,600	4,532
		193,015
Multiline Retail - 0.5%
Dollar General Corp.	148,400	11,997
Target Corp.	364,175	21,501
		33,498
Specialty Retail - 1.7%
L Brands, Inc.	758,700	32,654
Lowe's Companies, Inc. (a)	730,979	58,442
Ross Stores, Inc.	136,600	8,673
TJX Companies, Inc.	324,100	22,622
		122,391
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.	59,900	4,172

TOTAL CONSUMER DISCRETIONARY		378,203

CONSUMER STAPLES - 7.9%
Beverages - 2.2%
Coca-Cola European Partners PLC	134,300	5,487
Dr. Pepper Snapple Group, Inc.	197,800	16,944
Molson Coors Brewing Co. Class B	461,400	37,313
The Coca-Cola Co.	2,106,103	96,839
		156,583
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	20,100	3,238
CVS Health Corp.	714,604	48,972
Kroger Co.	1,292,800	26,761
Wal-Mart Stores, Inc.	639,300	55,817
		134,788
Food Products - 0.6%
B&G Foods, Inc. Class A (b)	162,600	5,171
Campbell Soup Co.	188,900	8,948
General Mills, Inc.	41,100	2,134
Kellogg Co.	130,100	8,135
Snyders-Lance, Inc.	87,100	3,278
The J.M. Smucker Co.	154,400	16,374
		44,040
Household Products - 1.5%
Procter & Gamble Co.	1,178,415	101,744
Reckitt Benckiser Group PLC	72,000	6,442
		108,186
Personal Products - 0.5%
Coty, Inc. Class A	751,200	11,568
Unilever NV (NY Reg.)	465,900	27,004
		38,572
Tobacco - 1.2%
Altria Group, Inc.	925,800	59,455
British American Tobacco PLC sponsored ADR	374,700	24,131
		83,586

TOTAL CONSUMER STAPLES		565,755

ENERGY - 12.5%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	368,300	11,576
Nabors Industries Ltd.	677,900	3,817
National Oilwell Varco, Inc.	567,500	19,403
Oceaneering International, Inc.	776,800	15,707
		50,503
Oil, Gas & Consumable Fuels - 11.8%
Amyris, Inc. (b)(c)	97,317	305
Anadarko Petroleum Corp.	277,100	13,680
Apache Corp.	1,262,268	52,220
Cabot Oil & Gas Corp.	1,151,600	31,899
Cenovus Energy, Inc.	5,150,200	49,981
Cenovus Energy, Inc.	37,200	362
Chevron Corp.	1,137,796	131,859
ConocoPhillips Co.	2,812,700	143,870
Golar LNG Ltd.	620,900	13,120
Imperial Oil Ltd.	1,269,700	41,169
Kinder Morgan, Inc.	3,078,500	55,752
Legacy Reserves LP (c)	956,268	1,568
Phillips 66 Co.	94,400	8,598
Suncor Energy, Inc.	3,746,150	127,185
Teekay LNG Partners LP	477,300	8,233
The Williams Companies, Inc.	3,628,272	103,406
Valero Energy Corp.	182,700	14,413
Williams Partners LP	1,460,885	54,111
		851,731

TOTAL ENERGY		902,234

FINANCIALS - 23.6%
Banks - 15.8%
Bank of America Corp. (a)	9,885,056	270,752
Citigroup, Inc. (a)	3,004,730	220,848
Cullen/Frost Bankers, Inc.	16,200	1,596
JPMorgan Chase & Co. (a)	2,312,592	232,670
M&T Bank Corp.	36,000	6,004
PNC Financial Services Group, Inc. (a)	455,954	62,370
Regions Financial Corp. (a)	2,177,600	33,709
SunTrust Banks, Inc.	1,517,466	91,367
U.S. Bancorp	1,355,873	73,732
Wells Fargo & Co.	2,581,041	144,900
		1,137,948
Capital Markets - 6.9%
Apollo Global Management LLC Class A	511,500	16,153
CBOE Holdings, Inc. (a)	155,400	17,570
Charles Schwab Corp. (a)	1,020,943	45,779
KKR & Co. LP	2,335,043	46,818
Morgan Stanley (a)	1,285,397	64,270
Northern Trust Corp.	856,864	80,134
Oaktree Capital Group LLC Class A	271,200	12,421
S&P Global, Inc.	183,800	28,759
State Street Corp. (a)	1,434,827	132,004
TD Ameritrade Holding Corp.	54,300	2,714
The Blackstone Group LP	1,463,100	48,707
		495,329
Insurance - 0.7%
Marsh & McLennan Companies, Inc.	301,407	24,393
MetLife, Inc.	413,500	22,155
		46,548
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	794,368	16,650

TOTAL FINANCIALS		1,696,475

HEALTH CARE - 13.4%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (c)	273,200	32,691
Amgen, Inc.	656,493	115,031
Biogen, Inc. (c)	62,300	19,416
Gilead Sciences, Inc.	277,000	20,764
Intercept Pharmaceuticals, Inc. (c)	89,826	5,536
Shire PLC sponsored ADR	99,300	14,660
		208,098
Health Care Equipment & Supplies - 2.3%
Becton, Dickinson & Co.	19,000	3,965
Boston Scientific Corp. (c)	534,600	15,044
ConvaTec Group PLC	517,500	1,346
Danaher Corp.	364,300	33,614
Fisher & Paykel Healthcare Corp.	388,032	3,518
Medtronic PLC	809,030	65,143
Meridian Bioscience, Inc.	49,200	736
ResMed, Inc.	111,300	9,369
Steris PLC	59,700	5,572
Zimmer Biomet Holdings, Inc.	214,710	26,113
		164,420
Health Care Providers & Services - 3.2%
Aetna, Inc.	43,600	7,413
Anthem, Inc.	204,000	42,679
Cardinal Health, Inc.	554,000	34,293
Cigna Corp.	211,100	41,633
Fresenius Medical Care AG & Co. KGaA sponsored ADR (b)	178,100	8,616
Humana, Inc.	92,300	23,569
McKesson Corp.	266,987	36,812
Patterson Companies, Inc.	309,970	11,469
UnitedHealth Group, Inc.	127,800	26,866
		233,350
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. (a)	87,600	5,959
Pharmaceuticals - 4.9%
Allergan PLC	96,900	17,174
AstraZeneca PLC sponsored ADR	601,100	20,738
Bayer AG	124,400	16,182
Bristol-Myers Squibb Co.	273,200	16,846
Eisai Co. Ltd.	13,700	762
GlaxoSmithKline PLC sponsored ADR (b)	2,815,822	102,580
Innoviva, Inc. (c)	235,500	2,883
Johnson & Johnson (a)	889,769	124,043
Novartis AG sponsored ADR	42,444	3,505
Sanofi SA	228,788	21,663
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	1,738,320	23,989
		350,365

TOTAL HEALTH CARE		962,192

INDUSTRIALS - 12.0%
Aerospace & Defense - 2.3%
General Dynamics Corp.	93,100	18,897
Meggitt PLC	211,968	1,460
Rolls-Royce Holdings PLC	1,307,700	16,899
The Boeing Co. (a)	97,389	25,124
United Technologies Corp.	862,482	103,291
		165,671
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	441,700	34,687
Expeditors International of Washington, Inc.	281,700	16,446
United Parcel Service, Inc. Class B	607,904	71,447
		122,580
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	109,100	5,164
Ritchie Brothers Auctioneers, Inc.	202,500	5,679
		10,843
Construction & Engineering - 0.1%
Fluor Corp.	103,800	4,473
Electrical Equipment - 0.6%
Acuity Brands, Inc.	71,300	11,921
AMETEK, Inc.	190,000	12,823
Hubbell, Inc. Class B	170,239	21,419
		46,163
Industrial Conglomerates - 1.9%
General Electric Co.	6,787,680	136,840
Machinery - 1.0%
Donaldson Co., Inc.	197,500	9,324
Flowserve Corp.	690,500	30,430
Snap-On, Inc.	104,100	16,425
Wabtec Corp. (b)	213,900	16,363
Zardoya Otis SA	115,600	1,252
		73,794
Professional Services - 0.4%
Intertrust NV	424,700	6,530
Nielsen Holdings PLC	512,800	19,009
		25,539
Road & Rail - 2.9%
CSX Corp. (a)	1,318,220	66,478
J.B. Hunt Transport Services, Inc. (a)	547,840	58,285
Norfolk Southern Corp.	258,499	33,972
Union Pacific Corp.	415,300	48,088
		206,823
Trading Companies & Distributors - 0.9%
Brenntag AG	25,800	1,461
Bunzl PLC	119,000	3,706
Fastenal Co.	424,500	19,939
Howden Joinery Group PLC	228,700	1,246
MSC Industrial Direct Co., Inc. Class A	105,000	8,705
W.W. Grainger, Inc.	8,700	1,720
Watsco, Inc.	185,692	30,931
		67,708

TOTAL INDUSTRIALS		860,434

INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 1.4%
Cisco Systems, Inc.	2,869,552	97,995
Electronic Equipment & Components - 0.1%
Avnet, Inc.	128,200	5,102
Philips Lighting NV	109,400	4,145
		9,247
Internet Software & Services - 3.3%
Alphabet, Inc.:
Class A (c)	130,707	135,026
Class C (c)	103,636	105,361
		240,387
IT Services - 3.8%
Accenture PLC Class A	136,600	19,446
Amdocs Ltd.	138,800	9,036
Cognizant Technology Solutions Corp. Class A	61,800	4,676
MasterCard, Inc. Class A (a)	354,700	52,769
Paychex, Inc. (a)	1,222,052	77,955
Unisys Corp. (b)(c)	1,314,818	11,505
Visa, Inc. Class A	902,584	99,266
		274,653
Semiconductors & Semiconductor Equipment - 1.7%
Maxim Integrated Products, Inc.	162,200	8,522
Qualcomm, Inc.	2,108,046	107,531
United Microelectronics Corp. sponsored ADR	1,274,000	3,312
Xilinx, Inc.	72,700	5,357
		124,722
Software - 5.2%
Micro Focus International PLC	523,462	18,389
Microsoft Corp. (a)	3,495,599	290,759
Oracle Corp.	789,553	40,188
SAP SE sponsored ADR	204,600	23,365
		372,701
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	1,214,194	205,247

TOTAL INFORMATION TECHNOLOGY		1,324,952

MATERIALS - 2.7%
Chemicals - 2.1%
CF Industries Holdings, Inc.	577,500	21,933
DowDuPont, Inc.	235,856	17,055
LyondellBasell Industries NV Class A	421,800	43,669
Monsanto Co.	147,115	17,816
Potash Corp. of Saskatchewan, Inc.	1,804,400	35,120
PPG Industries, Inc.	27,400	3,185
The Scotts Miracle-Gro Co. Class A	39,100	3,895
W.R. Grace & Co.	125,800	9,622
		152,295
Containers & Packaging - 0.5%
Ball Corp.	458,200	19,671
WestRock Co.	224,995	13,799
		33,470
Metals & Mining - 0.1%
BHP Billiton Ltd. sponsored ADR (b)	35,000	1,434
Reliance Steel & Aluminum Co.	75,500	5,801
		7,235

TOTAL MATERIALS		193,000

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	84,900	12,198
CoreSite Realty Corp.	41,600	4,607
Crown Castle International Corp.	261,900	28,044
Omega Healthcare Investors, Inc. (b)	149,400	4,312
Public Storage	83,200	17,243
Sabra Health Care REIT, Inc.	271,900	5,416
Spirit Realty Capital, Inc.	745,700	6,197
		78,017
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	1,673,574	80,114
UTILITIES - 1.2%
Electric Utilities - 1.1%
Exelon Corp.	1,716,200	69,008
PPL Corp.	205,900	7,734
Southern Co.	44,100	2,302
		79,044
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	130,200	6,406

TOTAL UTILITIES		85,450

TOTAL COMMON STOCKS
(Cost $6,125,565)		7,126,826

Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.4%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A 6.125%	210,900	11,954
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25% (c)	117,279	6,685
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.00%	66,200	5,422

TOTAL CONVERTIBLE PREFERRED STOCKS		24,061

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC:
(C Shares)	258,763,980	344
Series C (c)	61,161,600	81
		425
TOTAL PREFERRED STOCKS
(Cost $26,800)		24,486
	Principal Amount (000s)(d)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (e)
(Cost $7,157)	EUR 6,700	9,304
	Shares	Value (000s)

Other - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (f)(g)(h)
(Cost $18,052)	18,052,449	13,900

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.10% (i)	6,845,217	6,847
Fidelity Securities Lending Cash Central Fund 1.11% (i)(j)	87,129,055	87,138
TOTAL MONEY MARKET FUNDS
(Cost $93,990)		93,985
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $6,271,564)		7,268,501
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(84,574)
NET ASSETS - 100%		$7,183,927

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
Agilent Technologies, Inc.	Chicago Board Options Exchange	876	$5,959	$67.50	11/17/17	$(125)
AMETEK, Inc.	Bank of America NA	1,900	12,823	70.00	12/15/17	(159)
Bank of America Corp.	Chicago Board Options Exchange	9,903	27,124	28.00	12/15/17	(555)
Bank of America Corp.	Chicago Board Options Exchange	9,922	27,176	27.00	11/17/17	(719)
CBOE Holdings, Inc.	Chicago Board Options Exchange	1,515	17,129	110.00	12/15/17	(735)
Charles Schwab Corp.	Chicago Board Options Exchange	1,541	6,910	46.00	12/15/17	(143)
Citigroup, Inc.	Chicago Board Options Exchange	2,989	21,969	77.50	12/15/17	(191)
Crown Castle International Corp.	Morgan Stanley & Co. Intl Plc	2,539	27,188	105.00	11/17/17	(720)
CSX Corp.	Chicago Board Options Exchange	1,957	9,869	55.00	11/17/17	(12)
J.B. Hunt Transport Services, Inc.	Chicago Board Options Exchange	272	2,894	110.00	11/17/17	(18)
J.B. Hunt Transport Services, Inc.	Chicago Board Options Exchange	544	5,788	115.00	11/17/17	(4)
Johnson & Johnson	Chicago Board Options Exchange	907	12,644	135.00	12/15/17	(497)
JPMorgan Chase& Co.	Chicago Board Options Exchange	1,150	11,570	97.50	11/17/17	(423)
JPMorgan Chase & Co.	Chicago Board Options Exchange	1,150	11,570	100.00	12/15/17	(332)
Lowe's Companies, Inc.	Chicago Board Options Exchange	1,094	8,747	85.00	1/19/18	(132)
MasterCard, Inc. Class A	Chicago Board Options Exchange	848	12,616	145.00	11/17/17	(413)
MasterCard, Inc. Class A	Chicago Board Options Exchange	424	6,308	150.00	1/19/18	(197)
Microsoft Corp.	Chicago Board Options Exchange	3,519	29,271	77.50	11/17/17	(2,032)
Morgan Stanley	Chicago Board Options Exchange	1,239	6,195	50.00	12/15/17	(213)
Paychex, Inc.	Chicago Board Options Exchange	1,839	11,731	65.00	12/15/17	(156)
PNC Financial Services Group, Inc.	Chicago Board Options Exchange	215	2,941	135.00	11/17/17	(73)
Regions Financial Corp.	Chicago Board Options Exchange	3,311	5,125	16.00	11/17/17	(46)
S&P Global, Inc.	Bank of America NA	1,811	28,337	165.00	11/17/17	(15)
State Street Corp.	Chicago Board Options Exchange	1,609	14,803	97.50	11/17/17	(20)
The Boeing Co.	Chicago Board Options Exchange	212	5,469	260.00	11/17/17	(59)
Watsco, Inc.	Morgan Stanley & Co. Intl Plc	361	6,013	165.00	11/17/17	(123)
TOTAL WRITTEN OPTIONS						$(8,112)

Currency Abbreviations

EUR – European Monetary Unit

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $263,809,000.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,304,000 or 0.1% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,900,000 or 0.2% of net assets.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$18,052

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$24
Fidelity Securities Lending Cash Central Fund	119
Total	$143

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$378,203	$378,203	$--	$--
Consumer Staples	565,755	559,313	6,442	--
Energy	902,234	902,234	--	--
Financials	1,696,475	1,696,475	--	--
Health Care	974,146	923,585	50,561	--
Industrials	867,544	843,960	23,584	--
Information Technology	1,324,952	1,324,952	--	--
Materials	193,000	193,000	--	--
Real Estate	78,017	78,017	--	--
Telecommunication Services	80,114	80,114	--	--
Utilities	90,872	85,450	5,422	--
Corporate Bonds	9,304	--	9,304	--
Other	13,900	--	--	13,900
Money Market Funds	93,985	93,985	--	--
Total Investments in Securities:	$7,268,501	$7,159,288	$95,313	$13,900
Derivative Instruments:
Liabilities
Written Options	$(8,112)	$(7,095)	$(1,017)	$--
Total Liabilities	$(8,112)	$(7,095)	$(1,017)	$--
Total Derivative Instruments:	$(8,112)	$(7,095)	$(1,017)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Real Estate Equity Fund

October 31, 2017

SLE-QTLY-1217
1.930458.106

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 97.3%
REITs - Apartments - 19.8%
American Homes 4 Rent Class A	1,239,500	$26,376,560
AvalonBay Communities, Inc.	411,835	74,678,041
Education Realty Trust, Inc.	481,900	16,818,310
Equity Residential (SBI)	432,751	29,106,832
Essex Property Trust, Inc.	213,467	56,020,145
Mid-America Apartment Communities, Inc.	411,835	42,151,312
		245,151,200
REITs - Diversified - 8.8%
Corrections Corp. of America	180,300	4,446,198
Digital Realty Trust, Inc.	135,400	16,036,776
Duke Realty Corp.	1,170,200	33,327,296
Equinix, Inc.	66,900	31,008,150
Washington REIT (SBI)	725,000	23,337,750
		108,156,170
REITs - Health Care - 10.4%
Healthcare Realty Trust, Inc.	760,400	24,515,296
Sabra Health Care REIT, Inc.	233,570	4,652,714
Ventas, Inc.	977,963	61,367,178
Welltower, Inc.	572,791	38,354,085
		128,889,273
REITs - Hotels - 6.5%
DiamondRock Hospitality Co.	1,778,600	19,315,596
Host Hotels & Resorts, Inc.	1,311,500	25,652,940
LaSalle Hotel Properties (SBI)	335,800	9,472,918
Sunstone Hotel Investors, Inc.	1,563,405	25,514,770
		79,956,224
REITs - Management/Investment - 1.1%
American Assets Trust, Inc.	271,600	10,535,364
American Tower Corp.	24,900	3,577,383
		14,112,747
REITs - Manufactured Homes - 2.8%
Equity Lifestyle Properties, Inc.	388,745	34,396,158
REITs - Office Property - 17.4%
Boston Properties, Inc.	484,149	58,669,176
Corporate Office Properties Trust (SBI)	628,200	20,058,426
Douglas Emmett, Inc.	901,585	35,874,067
Highwoods Properties, Inc. (SBI)	630,400	32,181,920
Hudson Pacific Properties, Inc.	907,300	30,684,886
SL Green Realty Corp.	386,700	36,999,456
		214,467,931
REITs - Regional Malls - 9.7%
General Growth Properties, Inc.	1,968,018	38,297,630
Simon Property Group, Inc.	458,323	71,191,312
Taubman Centers, Inc.	220,522	10,413,049
		119,901,991
REITs - Shopping Centers - 4.9%
Acadia Realty Trust (SBI)	332,300	9,354,245
Cedar Realty Trust, Inc.	1,705,251	9,276,565
DDR Corp.	1,367,700	10,490,259
Urban Edge Properties	1,354,050	31,766,013
		60,887,082
REITs - Storage - 8.2%
Extra Space Storage, Inc.	610,696	49,826,687
Public Storage	247,987	51,395,306
		101,221,993
REITs - Warehouse/Industrial - 7.5%
DCT Industrial Trust, Inc.	709,901	41,188,456
Prologis, Inc.	614,006	39,652,507
Rexford Industrial Realty, Inc.	271,304	8,055,016
Terreno Realty Corp.	115,324	4,234,697
		93,130,676
Specialized REITs - 0.2%
Safety Income and Growth, Inc.	156,700	2,815,899

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,203,087,344

Hotels, Restaurants & Leisure - 1.2%
Hotels, Resorts & Cruise Lines - 1.2%
Marriott International, Inc. Class A	118,700	14,182,276
Real Estate Management& Development - 0.5%
Real Estate Operating Companie - 0.5%
Vonovia SE	146,300	6,434,967
TOTAL COMMON STOCKS
(Cost $1,069,546,061)		1,223,704,587

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.10% (a)
(Cost $15,327,699)	15,324,634	15,327,699
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,084,873,760)		1,239,032,286
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,806,398)
NET ASSETS - 100%		$1,236,225,888

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$55,496
Fidelity Securities Lending Cash Central Fund	240
Total	$55,736

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® OTC Portfolio

October 31, 2017

OTC-QTLY-1217
1.809071.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.0%
Automobiles - 3.7%
General Motors Co.	110,300	$4,741
Tesla, Inc. (a)(b)	1,897,521	629,085
		633,826
Hotels, Restaurants & Leisure - 2.5%
Caesars Entertainment Corp. (a)	133,100	1,724
Chipotle Mexican Grill, Inc. (a)(b)	245,800	66,833
Churchill Downs, Inc.	314,700	65,631
ILG, Inc.	57,100	1,694
Marriott International, Inc. Class A	1,679,800	200,703
Royal Caribbean Cruises Ltd.	55,300	6,844
Starbucks Corp.	495,700	27,184
U.S. Foods Holding Corp. (a)	1,121,500	30,595
Vail Resorts, Inc.	9,362	2,144
Wingstop, Inc. (b)	825,920	27,974
		431,326
Household Durables - 0.5%
Panasonic Corp.	112,900	1,705
Roku, Inc.:
Class A (b)	146,500	2,986
Class B	3,613,398	66,277
Zagg, Inc. (a)	311,200	4,870
		75,838
Internet & Direct Marketing Retail - 8.7%
Amazon.com, Inc. (a)	839,608	928,002
Blue Apron Holdings, Inc.:
Class B	3,603,786	16,331
Class B	900,945	4,255
Groupon, Inc. (a)(b)(c)	53,106,453	253,318
JD.com, Inc. sponsored ADR (a)	384,450	14,425
Netflix, Inc. (a)	495,260	97,284
Priceline Group, Inc. (a)	24,560	46,958
Wayfair LLC Class A (a)(b)	1,746,568	122,085
		1,482,658
Media - 0.4%
Liberty Media Corp. Liberty Media Class A (a)	1,959,357	71,321
Turn, Inc. (Escrow) (d)	1,199,041	800
		72,121
Multiline Retail - 2.2%
Dollar Tree, Inc. (a)	4,033,700	368,075
Specialty Retail - 1.1%
Express, Inc. (a)	995,200	6,738
Lowe's Companies, Inc.	83,100	6,644
Ross Stores, Inc.	1,131,200	71,820
Signet Jewelers Ltd. (b)	49,600	3,252
The Children's Place Retail Stores, Inc.	27,030	2,941
Tractor Supply Co.	1,167,118	70,331
Ulta Beauty, Inc.	163,510	32,995
		194,721
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG sponsored ADR	429,700	47,839
Despegar.com Corp.	406,400	12,517
Kering SA	61,600	28,235
lululemon athletica, Inc. (a)	1,028,446	63,260
PVH Corp.	66,000	8,369
		160,220

TOTAL CONSUMER DISCRETIONARY		3,418,785

CONSUMER STAPLES - 3.5%
Beverages - 0.3%
Monster Beverage Corp. (a)	983,340	56,965
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	1,226,583	197,578
Performance Food Group Co. (a)	1,125,100	31,840
Wal-Mart Stores, Inc.	405,600	35,413
		264,831
Food Products - 1.6%
Mondelez International, Inc.	2,705,852	112,103
Nestle SA sponsored ADR	38,200	3,218
The Hain Celestial Group, Inc. (a)	436,700	15,730
The Kraft Heinz Co.	1,822,300	140,918
		271,969

TOTAL CONSUMER STAPLES		593,765

ENERGY - 0.8%
Energy Equipment & Services - 0.0%
Hi-Crush Partners LP	178,900	1,896
Smart Sand, Inc.	246,900	1,775
U.S. Silica Holdings, Inc. (b)	54,300	1,657
		5,328
Oil, Gas & Consumable Fuels - 0.8%
Anadarko Petroleum Corp.	40,900	2,019
Centennial Resource Development, Inc. Class A (b)	1,484,600	28,846
Diamondback Energy, Inc. (a)	959,600	102,831
		133,696

TOTAL ENERGY		139,024

FINANCIALS - 4.3%
Banks - 1.9%
Bank of America Corp.	581,700	15,933
Citigroup, Inc.	274,600	20,183
Commerce Bancshares, Inc.	684,368	39,803
Fifth Third Bancorp	101,300	2,928
Huntington Bancshares, Inc.	7,567,600	104,433
Investors Bancorp, Inc.	2,693,500	37,036
PacWest Bancorp	1,044,700	50,480
Signature Bank (a)	23,800	3,094
SunTrust Banks, Inc.	57,500	3,462
SVB Financial Group (a)	9,462	2,075
UMB Financial Corp.	349,300	25,684
Wells Fargo & Co.	385,400	21,636
		326,747
Capital Markets - 1.7%
Carlyle Group LP	630,500	13,903
E*TRADE Financial Corp. (a)	334,220	14,569
Northern Trust Corp.	860,700	80,493
TD Ameritrade Holding Corp.	3,658,900	182,908
		291,873
Consumer Finance - 0.7%
Capital One Financial Corp.	1,356,900	125,079

TOTAL FINANCIALS		743,699

HEALTH CARE - 12.6%
Biotechnology - 10.2%
Acceleron Pharma, Inc. (a)	44,100	1,720
Achaogen, Inc. (a)(b)	98,300	1,250
Agios Pharmaceuticals, Inc. (a)(b)	64,835	4,167
Alexion Pharmaceuticals, Inc. (a)	796,489	95,308
Alkermes PLC (a)	1,202,736	58,645
Alnylam Pharmaceuticals, Inc. (a)	129,500	15,778
Amgen, Inc.	3,231,180	566,167
AnaptysBio, Inc.	33,300	2,199
Biogen, Inc. (a)	68,586	21,376
BioMarin Pharmaceutical, Inc. (a)	152,256	12,499
Bioverativ, Inc.	1,686	95
bluebird bio, Inc. (a)	345,526	48,063
Blueprint Medicines Corp. (a)	109,800	7,293
Celgene Corp. (a)	566,840	57,234
Cellectis SA sponsored ADR (a)	348,000	12,183
Chiasma, Inc. (a)(b)	779,500	1,637
Chimerix, Inc. (a)	52,700	259
Coherus BioSciences, Inc. (a)	1,199,902	13,499
CytomX Therapeutics, Inc. (a)	485,000	9,700
CytomX Therapeutics, Inc. (a)(e)	244,269	4,885
DBV Technologies SA sponsored ADR (a)	1,075,200	25,181
Dicerna Pharmaceuticals, Inc. (a)(b)	307,207	1,656
Editas Medicine, Inc. (a)(b)	200,244	4,966
Epizyme, Inc. (a)	127,000	2,121
FibroGen, Inc. (a)	195,200	10,902
Flexion Therapeutics, Inc. (a)(b)	124,500	2,740
Galapagos Genomics NV sponsored ADR (a)	78,600	7,662
GenSight Biologics SA (a)	243,848	1,463
Heron Therapeutics, Inc. (a)(b)	1,181,015	18,129
Intercept Pharmaceuticals, Inc. (a)	333,919	20,579
Ionis Pharmaceuticals, Inc. (a)	428,902	24,495
Iovance Biotherapeutics, Inc. (a)	360,400	2,802
Ironwood Pharmaceuticals, Inc. Class A (a)	1,952,542	30,030
Jounce Therapeutics, Inc. (b)	561,463	7,860
Macrogenics, Inc. (a)	162,600	3,218
Neurocrine Biosciences, Inc. (a)	811,400	50,396
Ovid Therapeutics, Inc.	154,300	1,000
Ovid Therapeutics, Inc.	146,236	938
Portola Pharmaceuticals, Inc. (a)	319,598	15,791
Regeneron Pharmaceuticals, Inc. (a)	618,100	248,859
Sage Therapeutics, Inc. (a)	155,875	9,864
Seattle Genetics, Inc. (a)	3,836	235
Sierra Oncology, Inc. (a)	160,400	322
Spark Therapeutics, Inc. (a)	408,090	33,014
Spectrum Pharmaceuticals, Inc. (a)	371,400	7,276
TESARO, Inc. (a)(b)	2,223,300	257,391
Trevena, Inc. (a)	512,521	769
Ultragenyx Pharmaceutical, Inc. (a)	45,896	2,115
uniQure B.V. (a)	263,300	3,923
Xencor, Inc. (a)	618,787	12,240
Zai Lab Ltd. ADR	130,900	3,536
		1,745,430
Health Care Equipment & Supplies - 0.1%
AxoGen, Inc. (a)	86,000	1,767
Insulet Corp. (a)	82,000	4,822
Intuitive Surgical, Inc. (a)	31,046	11,653
		18,242
Health Care Providers & Services - 0.1%
G1 Therapeutics, Inc.	322,672	7,625
OptiNose, Inc. (b)	290,900	5,865
OptiNose, Inc.	382,170	6,934
R1 RCM, Inc. (a)	723,202	2,748
		23,172
Health Care Technology - 1.8%
athenahealth, Inc. (a)(c)	2,344,983	299,876
Castlight Health, Inc. Class B (a)(b)	53,000	204
Cerner Corp. (a)	25,100	1,695
		301,775
Pharmaceuticals - 0.4%
Akcea Therapeutics, Inc. (b)	119,720	2,193
Avexis, Inc. (a)	3,680	385
Castle Creek Pharmaceuticals, LLC Class A-2 unit (a)(d)(f)(g)(h)	30,303	12,528
Collegium Pharmaceutical, Inc. (a)(b)	147,600	1,525
Dova Pharmaceuticals, Inc. (b)	256,000	6,415
Flex Pharma, Inc. (a)(b)	140,140	376
GW Pharmaceuticals PLC ADR (a)(b)	16,127	1,741
Innoviva, Inc. (a)	65	1
Intra-Cellular Therapies, Inc. (a)	127,636	1,990
Jazz Pharmaceuticals PLC (a)	80,200	11,351
The Medicines Company (a)	237,700	6,831
Theravance Biopharma, Inc. (a)(b)	180,900	5,221
Zogenix, Inc. (a)	284,300	10,661
		61,218

TOTAL HEALTH CARE		2,149,837

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC sponsored ADR	448,400	5,791
Space Exploration Technologies Corp.:
Class A (a)(d)(h)	203,488	27,471
Class C (d)(h)	7,092	957
		34,219
Air Freight & Logistics - 0.1%
Hub Group, Inc. Class A (a)	191,000	8,270
Airlines - 0.6%
Allegiant Travel Co.	11,900	1,623
American Airlines Group, Inc.	1,880,232	88,032
JetBlue Airways Corp. (a)	506,400	9,698
Wheels Up Partners Holdings LLC Series B (a)(d)(f)(h)	1,760,377	5,492
		104,845
Building Products - 0.0%
Kajaria Ceramics Ltd.	291,454	3,062
Simpson Manufacturing Co. Ltd.	30,400	1,694
		4,756
Commercial Services & Supplies - 0.0%
Copart, Inc. (a)	47,800	1,735
Machinery - 0.1%
PACCAR, Inc.	224,500	16,103
Road & Rail - 0.3%
CSX Corp.	148,900	7,509
J.B. Hunt Transport Services, Inc.	362,291	38,544
Old Dominion Freight Lines, Inc.	92,100	11,156
		57,209
Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (a)	278,500	9,856

TOTAL INDUSTRIALS		236,993

INFORMATION TECHNOLOGY - 53.4%
Internet Software & Services - 18.1%
2U, Inc. (a)	198,241	12,614
58.com, Inc. ADR (a)	25,600	1,720
Akamai Technologies, Inc. (a)	94,900	4,959
Alibaba Group Holding Ltd. sponsored ADR (a)	45,300	8,376
Alphabet, Inc.:
Class A (a)	1,073,827	1,109,306
Class C (a)	456,369	463,963
Altaba, Inc.	465,200	32,620
CarGurus, Inc.:
Class A (b)	402,193	13,111
Class A	1,083,756	31,797
Cloudera, Inc. (e)	126,709	1,917
Criteo SA sponsored ADR (a)(b)	3,047,661	127,301
Delivery Hero AG	45,500	1,942
Dropbox, Inc. Class B (a)(d)(h)	331,524	4,505
Facebook, Inc. Class A (a)	4,114,214	740,805
Gogo, Inc. (a)(b)	475,600	4,727
IAC/InterActiveCorp (a)	13,545	1,748
Match Group, Inc. (a)(b)	742,200	19,846
MongoDB, Inc. Class A	26,800	817
NetEase, Inc. ADR	156,240	44,047
New Relic, Inc. (a)	955,383	49,040
Nutanix, Inc.:
Class A (a)(b)	4,905,540	139,808
Class B (e)	311,503	8,878
Okta, Inc.	36,900	1,067
Qudian, Inc. ADR	502,200	12,505
Shopify, Inc. Class A (a)	540,926	53,778
The Trade Desk, Inc. (a)(b)	753,100	49,644
Twilio, Inc. Class A (a)(b)	4,442,758	141,946
Wix.com Ltd. (a)	52,905	3,693
		3,086,480
IT Services - 1.6%
AppNexus, Inc. warrants (a)(d)(h)	1	0
PayPal Holdings, Inc. (a)	3,203,100	232,417
Square, Inc. (a)	1,110,799	41,311
Teradata Corp. (a)	51,300	1,716
		275,444
Semiconductors & Semiconductor Equipment - 7.5%
Analog Devices, Inc.	900,500	82,216
Applied Materials, Inc.	93,800	5,293
Broadcom Ltd.	213,566	56,362
Cavium, Inc. (a)	319,000	22,008
Intel Corp.	475,400	21,626
KLA-Tencor Corp.	47,100	5,129
Lam Research Corp.	103,700	21,629
Marvell Technology Group Ltd.	2,671,600	49,344
Micron Technology, Inc. (a)	3,311,344	146,726
NVIDIA Corp.	2,712,401	560,952
NXP Semiconductors NV (a)	241,000	28,209
ON Semiconductor Corp. (a)	607,700	12,956
Qualcomm, Inc.	4,641,876	236,782
Silicon Motion Technology Corp. sponsored ADR	3,735	181
United Microelectronics Corp. sponsored ADR (b)	10,063,400	26,165
Xilinx, Inc.	109,000	8,032
		1,283,610
Software - 17.2%
Activision Blizzard, Inc.	12,454,309	815,633
Atlassian Corp. PLC (a)	1,341,285	64,878
Atom Tickets LLC (d)(f)(h)	516,103	3,000
Autodesk, Inc. (a)	3,539,120	442,248
Ellie Mae, Inc. (a)	19,500	1,754
HubSpot, Inc. (a)	746,180	64,582
Intuit, Inc.	57,400	8,669
Microsoft Corp.	5,230,199	435,048
Parametric Technology Corp. (a)	54,900	3,648
Paycom Software, Inc. (a)(b)	254,732	20,939
Paylocity Holding Corp. (a)	188,400	10,062
Salesforce.com, Inc. (a)	1,249,748	127,899
Snap, Inc. Class A (a)(b)	554,558	8,507
Tanium, Inc. Class B (d)(h)	392,200	1,947
Ubisoft Entertainment SA (a)(c)	10,484,072	799,910
Workday, Inc. Class A (a)	136,300	15,128
Xero Ltd. (a)	90,086	2,121
Zendesk, Inc. (a)	3,961,484	122,806
		2,948,779
Technology Hardware, Storage & Peripherals - 9.0%
Apple, Inc.	9,100,760	1,538,391

TOTAL INFORMATION TECHNOLOGY		9,132,704

MATERIALS - 0.9%
Chemicals - 0.6%
FMC Corp.	72,400	6,723
LG Chemical Ltd.	4,806	1,734
LyondellBasell Industries NV Class A	882,000	91,313
		99,770
Metals & Mining - 0.3%
Randgold Resources Ltd. sponsored ADR (b)	591,000	58,078

TOTAL MATERIALS		157,848

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Redfin Corp. (b)	28,800	678
Redfin Corp.	2,021,611	45,209
WeWork Companies, Inc. Class A (a)(d)(h)	29,911	1,550
		47,437
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	120,590	7,208
TOTAL COMMON STOCKS
(Cost $10,448,542)		16,627,300

Convertible Preferred Stocks - 2.3%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Handy Technologies, Inc. Series C (a)(d)(h)	415,643	1,251
Internet & Direct Marketing Retail - 0.0%
One Kings Lane, Inc. Series E (Escrow) (a)(d)(h)	648,635	292
The Honest Co., Inc. Series D (a)(d)(h)	75,268	2,539
		2,831

TOTAL CONSUMER DISCRETIONARY		4,082

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Roofoods Ltd. Series F (d)(h)	93,930	33,211
FINANCIALS - 0.0%
Insurance - 0.0%
Clover Health Series D (d)(h)	620,983	5,558
HEALTH CARE - 0.4%
Biotechnology - 0.3%
23andMe, Inc.:
Series E (a)(d)(h)	1,817,170	25,230
Series F (d)(h)	683,367	9,488
Moderna Therapeutics, Inc.:
Series B (d)(h)	1,193,491	8,605
Series C (d)(h)	453,177	3,267
		46,590
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(d)(h)	4,342,250	27,617

TOTAL HEALTH CARE		74,207

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(d)(h)	62,037	8,375
Series H (d)(h)	65,670	8,865
		17,240
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(d)(h)	335,546	1,862

TOTAL INDUSTRIALS		19,102

INFORMATION TECHNOLOGY - 1.4%
Internet Software & Services - 0.8%
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(h)	4,896,249	1,608
Pinterest, Inc. Series G, 8.00% (a)(d)(h)	139,290	1,000
Reddit, Inc.:
Series B (d)(h)	1,337,584	21,099
Series C (d)(h)	300,673	4,743
Starry, Inc. Series B (d)(h)	1,811,120	980
Uber Technologies, Inc.:
Series D, 8.00% (a)(d)(h)	2,256,164	99,790
Series E, 8.00% (a)(d)(h)	150,072	6,638
		135,858
IT Services - 0.2%
AppNexus, Inc.:
Series E (a)(d)(h)	1,416,796	33,125
Series F 0.00% (a)(d)(h)	90,913	2,068
		35,193
Software - 0.4%
Bracket Computing, Inc. Series C (a)(d)(h)	1,877,241	2,778
Cloudflare, Inc. Series D 8.00% (a)(d)(h)	395,787	2,834
Dataminr, Inc. Series D (a)(d)(h)	2,219,446	22,261
Delphix Corp. Series D (a)(d)(h)	427,177	2,443
Jello Labs, Inc. Series C (d)(h)	302,678	4,899
Taboola.Com Ltd. Series E (a)(d)(h)	1,918,392	30,368
		65,583

TOTAL INFORMATION TECHNOLOGY		236,634

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
WeWork Companies, Inc.:
Series E (a)(d)(h)	269,198	13,947
Series F (a)(d)(h)	14,513	752
		14,699
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Altiostar Networks, Inc. Series A1 (d)(h)	2,113,909	9,724
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $323,666)		397,217
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Dataminr, Inc. 1.22% 1/28/19 (Cost $14,228)(d)(h)	14,228	14,228
	Shares	Value (000s)

Money Market Funds - 6.2%
Fidelity Cash Central Fund, 1.10% (i)	24,784,296	24,789
Fidelity Securities Lending Cash Central Fund 1.11% (i)(j)	1,031,734,461	1,031,838
TOTAL MONEY MARKET FUNDS
(Cost $1,056,606)		1,056,627
TOTAL INVESTMENT IN SECURITIES - 105.8%
(Cost $11,843,042)		18,095,372
NET OTHER ASSETS (LIABILITIES) - (5.8)%		(999,162)
NET ASSETS - 100%		$17,096,210

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,680,000 or 0.1% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Investment represents common shares and preferred shares.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $468,895,000 or 2.7% of net assets.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$19,675
23andMe, Inc. Series F	8/31/17	$9,488
Altiostar Networks, Inc. Series A1	1/10/17	$9,724
AppNexus, Inc. Series E	8/1/14 - 9/17/14	$28,382
AppNexus, Inc. Series F 0.00%	8/23/16	$2,364
AppNexus, Inc. warrants	8/23/16	$0
Atom Tickets LLC	8/15/17	$3,000
Bracket Computing, Inc. Series C	9/9/15	$14,766
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$10,000
Cloudflare, Inc. Series D 8.00%	11/5/14	$2,424
Clover Health Series D	6/7/17	$5,823
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$28,298
Dataminr, Inc. 1.22% 1/28/19	7/28/17	$14,228
Delphix Corp. Series D	7/10/15	$3,845
Dropbox, Inc. Class B	5/2/12	$3,000
Handy Technologies, Inc. Series C	10/14/15	$2,436
Jello Labs, Inc. Series C	12/22/16	$4,899
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$1,608
Moderna Therapeutics, Inc. Series B	4/13/17	$6,922
Moderna Therapeutics, Inc. Series C	4/13/17	$2,633
Mulberry Health, Inc. Series A8	1/20/16	$29,331
One Kings Lane, Inc. Series E (Escrow)	1/29/14	$429
Pinterest, Inc. Series G, 8.00%	2/27/15	$1,000
Reddit, Inc. Series B	7/26/17	$ 18,989
Reddit, Inc. Series C	7/24/17	$4,743
Roofoods Ltd. Series F	9/12/17	$33,211
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$21,156
Space Exploration Technologies Corp. Class C	9/11/17	$957
Space Exploration Technologies Corp. Series G	1/20/15	$4,805
Space Exploration Technologies Corp. Series H	8/4/17	$8,865
Starry, Inc. Series B	12/1/16	$980
Taboola.Com Ltd. Series E	12/22/14	$20,000
Tanium, Inc. Class B	4/21/17	$1,947
The Honest Co., Inc. Series D	8/3/15	$3,444
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$35,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$5,000
WeWork Companies, Inc. Class A	6/23/15	$984
WeWork Companies, Inc. Series E	6/23/15	$8,854
WeWork Companies, Inc. Series F	12/1/16	$728
Wheels Up Partners Holdings LLC Series B	9/18/15	$5,000
YourPeople, Inc. Series C	5/1/15	$5,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$72
Fidelity Securities Lending Cash Central Fund	1,650
Total	$1,722

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
athenahealth, Inc.	$326,198	$--	$1,708	$--	$514	$(25,128)	$299,876
Criteo SA sponsored ADR	266,048	--	92,624	--	8,133	(54,256)	--
Groupon, Inc.	209,589	--	12,794	--	(3,783)	60,306	253,318
Ubisoft Entertainment SA	677,873	--	17,780	--	14,301	125,516	799,910
Wingstop, Inc.	49,616	--	27,925	116	3,724	2,559	--
Total	$1,529,324	$--	$152,831	$116	$22,889	$108,997	$1,353,104

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$3,422,867	$3,329,417	$88,568	$4,882
Consumer Staples	626,976	593,765	--	33,211
Energy	139,024	139,024	--	--
Financials	749,257	743,699	--	5,558
Health Care	2,224,044	2,129,437	7,872	86,735
Industrials	256,095	203,073	--	53,022
Information Technology	9,369,338	9,091,455	31,797	246,086
Materials	157,848	157,848	--	--
Real Estate	62,136	678	45,209	16,249
Telecommunication Services	16,932	7,208	--	9,724
Corporate Bonds	14,228	--	--	14,228
Money Market Funds	1,056,627	1,056,627	--	--
Total Investments in Securities:	$18,095,372	$17,452,231	$173,446	$469,695

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$276,076
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(23,202)
Cost of Purchases	3,000
Proceeds of Sales	(9,788)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$246,086
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2017	$(21,120)
Other Investments in Securities
Beginning Balance	$210,038
Net Realized Gain (Loss) on Investment Securities	(138)
Net Unrealized Gain (Loss) on Investment Securities	(19,398)
Cost of Purchases	59,548
Proceeds of Sales	(26,441)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$223,609
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2017	$13,571

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$14,228	Market approach	Transaction price	$100.00	Increase
Equities	$455,467	Market approach	Transaction price	$0.54- $353.57 / $107.22	Increase
			Liquidity preference	$33.82 - $45.76 / $39.79	Increase
		Market comparable	Transaction price	$5.80 - $330.00 / $172.25	Increase
			Enterprise value/Sales multiple (EV/S)	0.7 - 8.8 / 4.2	Increase
			Discount rate	10.0% - 69.1% / 23.7%	Decrease
			Premium rate	8.0% - 40.0% / 32.6%	Increase
			Discount for lack of marketability	15.0% - 25.0% / 16.4%	Decrease
			Liquidity preference	$5.86 - $14.90 / $9.85	Increase
			Proxy premium	24.2% - 25.3% / 24.8%	Increase
		Book value	Book value multiple	1.0	Increase
			Discount rate	70.0%	Decrease
		Recovery value	Recovery value	0.3% - 0.7% / 0.4%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Real Estate Income Fund

October 31, 2017

SRE-QTLY-1217
1.924315.106

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 15.1%
	Shares	Value
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Wyndham Worldwide Corp.	24,800	$2,649,880
FINANCIALS - 2.5%
Capital Markets - 0.2%
Ellington Financial LLC	112,900	1,725,112
Insurance - 0.1%
FNF Group	23,700	886,854
Mortgage Real Estate Investment Trusts - 2.2%
Anworth Mortgage Asset Corp.	190,500	1,064,895
Arbor Realty Trust, Inc.	169,900	1,405,073
Chimera Investment Corp.	81,200	1,485,960
Dynex Capital, Inc.	129,500	906,500
Five Oaks Investment Corp.	17,008	69,223
Great Ajax Corp.	138,526	1,960,143
Invesco Mortgage Capital, Inc.	183,700	3,163,314
MFA Financial, Inc.	1,017,600	8,385,024
New Residential Investment Corp.	74,800	1,318,724
		19,758,856

TOTAL FINANCIALS		22,370,822

REAL ESTATE - 12.3%
Equity Real Estate Investment Trusts (REITs) - 12.3%
Acadia Realty Trust (SBI)	454,800	12,802,620
Altisource Residential Corp. Class B	18,400	196,328
American Homes 4 Rent Class A	282,601	6,013,749
American Tower Corp.	20,000	2,873,400
Apartment Investment & Management Co. Class A	197,500	8,686,050
AvalonBay Communities, Inc.	14,300	2,593,019
CBL & Associates Properties, Inc.	93,700	734,608
Cedar Realty Trust, Inc.	52,600	286,144
Colony NorthStar, Inc.	586,699	7,204,664
DDR Corp.	143,300	1,099,111
Douglas Emmett, Inc.	18,900	752,031
Equinix, Inc.	6,000	2,781,000
Equity Lifestyle Properties, Inc.	152,800	13,519,724
Extra Space Storage, Inc.	55,000	4,487,450
Gramercy Property Trust	37,400	1,110,780
Healthcare Realty Trust, Inc.	53,600	1,728,064
Healthcare Trust of America, Inc.	88,250	2,651,913
Lexington Corporate Properties Trust	393,422	3,981,431
Mid-America Apartment Communities, Inc.	49,714	5,088,228
National Retail Properties, Inc.	16,400	658,952
Omega Healthcare Investors, Inc. (a)	59,900	1,728,714
Public Storage	11,400	2,362,650
Rexford Industrial Realty, Inc.	21,200	629,428
Sabra Health Care REIT, Inc.	128,100	2,551,752
Safety Income and Growth, Inc.	46,000	826,620
Select Income REIT	28,600	690,976
Senior Housing Properties Trust (SBI)	296,100	5,448,240
Store Capital Corp.	135,900	3,355,371
Terreno Realty Corp.	54,680	2,007,850
Ventas, Inc.	135,528	8,504,382
VEREIT, Inc.	303,400	2,393,826
WP Carey, Inc.	21,200	1,444,780
WP Glimcher, Inc.	76,700	600,561
		111,794,416
TOTAL COMMON STOCKS
(Cost $105,573,125)		136,815,118

Preferred Stocks - 22.8%
Convertible Preferred Stocks - 2.1%
FINANCIALS - 0.9%
Mortgage Real Estate Investment Trusts - 0.9%
Great Ajax Corp. 7.25%	257,500	6,582,344
Sutherland Asset Management Corp. 7.00%	68,900	1,747,993
		8,330,337
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Alexandria Real Estate Equities, Inc. Series D, 7.00%	8,241	304,835
Ashford Hospitality Prime, Inc. 5.50%	17,193	353,799
Crown Castle International Corp. Series A 6.875%	1,800	1,974,240
iStar Financial, Inc. Series J 4.50% (b)(c)	35,000	1,762,250
Lexington Corporate Properties Trust Series C, 6.50%	70,019	3,570,969
RLJ Lodging Trust 1.95%(b)	38,600	1,081,958
Wheeler REIT, Inc. 8.75%	95,000	1,919,000
		10,967,051

TOTAL CONVERTIBLE PREFERRED STOCKS		19,297,388

Nonconvertible Preferred Stocks - 20.7%
FINANCIALS - 8.7%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	31,528	776,850
Brookfield Asset Management, Inc. 4.75% (b)	22,000	438,090
		1,214,940
Mortgage Real Estate Investment Trusts - 8.6%
AG Mortgage Investment Trust, Inc.:
8.00%	137,584	3,491,868
8.25%	1,300	33,345
AGNC Investment Corp.:
Series B, 7.75%	29,100	762,420
Series C 7.00%	61,500	1,639,590
American Capital Mortgage Investment Corp. Series A, 8.125%	33,100	865,234
Annaly Capital Management, Inc.:
Series C, 7.625%	25,139	638,028
Series D, 7.50%	83,513	2,121,230
Series E, 7.625%	118,588	3,010,949
Series F 6.95%	198,300	5,235,120
Anworth Mortgage Asset Corp. Series A, 8.625%	147,671	3,913,296
Apollo Commercial Real Estate Finance, Inc. Series C, 8.00%	89,058	2,270,970
Arbor Realty Trust, Inc.:
7.375%	24,800	626,450
Series A, 8.25%	41,922	1,072,968
Series B, 7.75%	40,000	1,027,200
Series C, 8.50%	15,000	393,300
Armour Residential REIT, Inc. Series B, 7.875%	25,701	644,581
Capstead Mortgage Corp. Series E, 7.50%	37,016	929,431
Cherry Hill Mortgage Investment Corp. Series A 8.20%	41,500	1,064,060
Chimera Investment Corp.:
Series A, 8.00%	36,000	934,200
Series B, 8.00%	279,158	7,216,234
CYS Investments, Inc.:
Series A, 7.75%	10,314	258,881
Series B, 7.50%	113,333	2,819,725
Dynex Capital, Inc.:
Series A, 8.50%	96,313	2,451,464
Series B, 7.625%	47,335	1,175,801
Five Oaks Investment Corp. Series A, 8.75%	38,427	968,360
Invesco Mortgage Capital, Inc.:
7.50%	121,261	3,082,455
Series A, 7.75%	30,151	758,871
Series B, 7.75%	188,998	4,972,537
MFA Financial, Inc.:
8.00%	108,747	2,790,448
Series B, 7.50%	188,749	4,814,043
New York Mortgage Trust, Inc.:
Series B, 7.75%	78,802	1,969,262
Series C, 7.875%	117,633	2,930,238
Series D 8.00% (b)	52,100	1,294,685
PennyMac Mortgage Investment Trust:
8.125%	59,000	1,496,830
Series B 8.00%	94,500	2,400,300
Resource Capital Corp.:
8.25%	17,117	422,961
8.625%	2,011	50,637
Two Harbors Investment Corp.:
Series A, 8.125%	104,500	2,889,425
Series B 7.625%	73,400	1,948,770
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	23,000	609,270
		77,995,437
TOTAL FINANCIALS		79,210,377
REAL ESTATE - 11.9%
Equity Real Estate Investment Trusts (REITs) - 11.7%
American Homes 4 Rent:
5.875%	44,883	1,157,218
Series C, 5.50%	141,510	4,014,639
Series D, 6.50%	40,000	1,076,000
Series E, 6.35%	40,000	1,056,400
Series G 5.875%	34,800	904,800
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	41,087	1,045,253
Series F, 7.375%	52,000	1,315,080
Series G, 7.375%	20,000	499,000
Series H 7.50%	28,700	723,240
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	102,400	2,735,104
Series C, 7.625%	27,200	706,961
Series D, 7.125%	24,000	614,400
CBL & Associates Properties, Inc.:
Series D, 7.375%	66,029	1,629,596
Series E, 6.625%	28,126	698,371
Cedar Realty Trust, Inc.:
Series B, 7.25%	53,793	1,372,313
Series C 6.50%	34,700	876,172
City Office REIT, Inc. Series A, 6.625%	25,500	651,270
Colony NorthStar, Inc.:
Series B, 8.25%	42,790	1,100,987
Series D, 8.50%	52,135	1,356,417
Series E, 8.75%	93,516	2,524,932
Series G, 7.50%	6,800	175,236
Series H, 7.125%	122,975	3,154,309
Series I 7.15%	135,900	3,472,925
Series J 7.15% (b)	154,500	3,924,300
CoreSite Realty Corp. Series A, 7.25%	42,600	1,076,221
DDR Corp.:
Series J, 6.50%	70,181	1,770,667
Series K, 6.25%	25,489	641,303
Digital Realty Trust, Inc.:
Series C 6.625%	16,000	441,762
Series G, 5.875%	28,270	721,450
Series H, 7.375%	10,000	266,900
Farmland Partners, Inc. Series B 6.00%	110,000	2,964,643
General Growth Properties, Inc. Series A, 6.375%	34,690	878,351
Gladstone Commercial Corp. Series D, 7.00%	101,200	2,631,200
Gladstone Land Corp. Series A, 6.375%	11,000	286,473
Global Medical REIT, Inc. Series A 7.50%	22,800	570,684
Global Net Lease, Inc. Series A 7.25%	65,000	1,629,550
Government Properties Income Trust 5.875%	37,500	968,250
Hersha Hospitality Trust Series D, 6.50%	40,000	1,030,000
Investors Real Estate Trust Series C 6.625% (b)	54,100	1,368,730
iStar Financial, Inc.:
Series D, 8.00%	25,742	658,995
Series G, 7.65%	96,000	2,453,760
Series I, 7.50%	26,900	685,183
LaSalle Hotel Properties:
Series I, 6.375%	47,339	1,196,219
Series J, 6.30%	40,000	1,030,096
Monmouth Real Estate Investment Corp. Series C, 6.125%	40,400	1,017,676
National Retail Properties, Inc. Series E, 5.70%	46,124	1,201,991
National Storage Affiliates Trust Series A 6.00% (b)	11,300	285,099
Pebblebrook Hotel Trust:
Series C, 6.50%	71,130	1,798,174
Series D, 6.375%	50,000	1,300,290
Pennsylvania (REIT):
Series B, 7.375%	55,408	1,414,566
Series C, 7.20%	9,000	236,700
Series D 6.875%	25,700	661,775
Plymouth Industrial REIT, Inc. Series A 7.50% (b)	28,100	688,391
Prologis, Inc. Series Q, 8.54%	15,800	1,107,896
PS Business Parks, Inc.:
Series T, 6.00%	9,648	243,805
Series U, 5.75%	102,483	2,585,646
Public Storage:
Series F 5.15%	28,000	705,320
Series G 5.05%	7,100	179,346
Series Y, 6.375%	19,826	525,786
RAIT Financial Trust:
7.125%	82,863	1,846,188
7.625%	46,080	828,196
Retail Properties America, Inc. Series A, 7.00%	83,617	2,117,182
Rexford Industrial Realty, Inc. Series A, 5.875%	25,000	632,500
Sabra Health Care REIT, Inc. Series A, 7.125%	99,665	2,551,424
Saul Centers, Inc. Series C, 6.875%	69,596	1,767,738
Sotherly Hotels, Inc.:
Series B, 8.00%	12,000	304,032
Series C 7.875% (b)	18,100	455,396
Spirit Realty Capital, Inc. Series A 6.00% (b)	15,500	382,075
Stag Industrial, Inc.:
Series B, 6.625%	10,000	256,100
Series C, 6.875%	17,000	455,661
Summit Hotel Properties, Inc. Series D, 6.45%	40,000	1,024,000
Sun Communities, Inc. Series A, 7.125%	59,000	1,486,794
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	8,000	212,400
Series F, 6.45%	16,000	413,824
Taubman Centers, Inc. Series K, 6.25%	19,561	493,133
UMH Properties, Inc.:
Series B, 8.00%	150,700	4,193,047
Series C 6.75%	58,520	1,627,769
Urstadt Biddle Properties, Inc.:
Series G, 6.75%	33,500	876,695
Series H 6.25%	48,000	1,276,320
VEREIT, Inc. Series F, 6.70%	259,383	6,640,205
WP Glimcher, Inc.:
Series H, 7.50%	53,575	1,350,626
Series I, 6.875%	10,483	262,075
		105,461,201
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	55,054	1,400,574
Landmark Infrastructure Partners LP Series B, 7.90%	20,800	525,616
		1,926,190
TOTAL REAL ESTATE		107,387,391
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield Infrastructure Partners LP Series 5, 5.35%	30,700	608,717

TOTAL NONCONVERTIBLE PREFERRED STOCKS		187,206,485

TOTAL PREFERRED STOCKS
(Cost $197,039,684)		206,503,873
	Principal Amount	Value

Corporate Bonds - 26.8%
Convertible Bonds - 7.5%
FINANCIALS - 5.5%
Mortgage Real Estate Investment Trusts - 5.5%
Blackstone Mortgage Trust, Inc. 4.375% 5/5/22	2,940,000	2,974,913
Colony Financial, Inc.:
3.875% 1/15/21	3,220,000	3,238,113
5% 4/15/23	3,395,000	3,492,606
IAS Operating Partnership LP 5% 3/15/18 (d)	8,460,000	8,555,175
PennyMac Corp. 5.375% 5/1/20	6,884,000	6,797,950
Redwood Trust, Inc. 4.625% 4/15/18	2,200,000	2,211,000
Resource Capital Corp.:
4.5% 8/15/22	870,000	856,406
6% 12/1/18	1,110,000	1,128,038
8% 1/15/20	1,810,000	1,893,043
RWT Holdings, Inc. 5.625% 11/15/19	11,250,000	11,432,813
Starwood Property Trust, Inc. 4.375% 4/1/23	2,680,000	2,720,200
Two Harbors Investment Corp. 6.25% 1/15/22	780,000	815,100
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	3,570,000	3,540,994
		49,656,351
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Realty Capital Properties, Inc. 3.75% 12/15/20	10,060,000	10,443,538
RAIT Financial Trust 4% 10/1/33	7,790,000	7,166,800
		17,610,338
Real Estate Management & Development - 0.1%
Consolidated-Tomoka Land Co. 4.5% 3/15/20	650,000	687,375
TOTAL REAL ESTATE		18,297,713

TOTAL CONVERTIBLE BONDS		67,954,064

Nonconvertible Bonds - 19.3%
CONSUMER DISCRETIONARY - 5.0%
Hotels, Restaurants & Leisure - 1.0%
ESH Hospitality, Inc. 5.25% 5/1/25 (d)	3,460,000	3,576,775
FelCor Lodging LP 6% 6/1/25	1,380,000	1,486,950
Hilton Escrow Issuer LLC 4.25% 9/1/24	460,000	469,775
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (d)	460,000	504,850
Times Square Hotel Trust 8.528% 8/1/26 (d)	2,141,449	2,522,037
		8,560,387
Household Durables - 3.9%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (d)	1,435,000	1,420,650
6.875% 2/15/21 (d)	2,669,000	2,739,061
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27 (d)	1,280,000	1,278,400
6.75% 3/15/25	1,035,000	1,094,823
7.25% 2/1/23 (e)	3,000	3,131
8.75% 3/15/22	1,330,000	1,477,896
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (d)	1,060,000	1,106,375
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (d)	2,000,000	2,095,000
6.5% 12/15/20 (d)	2,425,000	2,476,531
CalAtlantic Group, Inc. 5.875% 11/15/24	630,000	701,269
D.R. Horton, Inc.:
4.375% 9/15/22	825,000	877,378
5.75% 8/15/23	490,000	555,082
KB Home 8% 3/15/20	2,395,000	2,664,438
Lennar Corp.:
4.125% 12/1/18 (e)	1,220,000	1,239,825
4.5% 6/15/19	400,000	411,000
4.5% 4/30/24	590,000	607,700
M/I Homes, Inc.:
5.625% 8/1/25	490,000	497,963
6.75% 1/15/21	735,000	764,400
Meritage Homes Corp.:
5.125% 6/6/27	885,000	894,956
6% 6/1/25	2,085,000	2,241,375
7% 4/1/22	2,005,000	2,285,700
7.15% 4/15/20	1,940,000	2,129,150
New Home Co. LLC 7.25% 4/1/22	1,640,000	1,713,800
Ryland Group, Inc. 6.625% 5/1/20	445,000	489,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (d)	760,000	813,671
TRI Pointe Homes, Inc. 5.25% 6/1/27	875,000	894,688
William Lyon Homes, Inc.:
5.875% 1/31/25	455,000	464,100
7% 8/15/22	1,245,000	1,291,688
		35,229,550
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	240,000	252,600
Multiline Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (d)	590,000	565,840
TOTAL CONSUMER DISCRETIONARY		44,608,377
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	2,670,000	2,349,600
6.625% 6/15/24	1,900,000	1,786,000
Albertsons, Inc. 8.7% 5/1/30	845,000	749,938
C&S Group Enterprises LLC 5.375% 7/15/22 (d)	1,140,000	1,105,800
Cumberland Farms, Inc. 6.75% 5/1/25 (d)	365,000	387,813
		6,379,151
FINANCIALS - 0.8%
Diversified Financial Services - 0.7%
Brixmor Operating Partnership LP 3.85% 2/1/25	1,659,000	1,660,223
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	820,000	847,167
6% 8/1/20	3,810,000	3,929,063
		6,436,453
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC 8.375% 11/15/22 (d)	690,000	693,450
TOTAL FINANCIALS		7,129,903
HEALTH CARE - 1.1%
Health Care Providers & Services - 1.1%
QCP SNF West (REIT) LLC 8.125% 11/1/23 (d)	1,255,000	1,305,200
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	4,040,000	4,171,300
5.5% 2/1/21	4,450,000	4,589,063
		10,065,563
INDUSTRIALS - 0.1%
Building Products - 0.1%
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (d)	650,000	676,000
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24 (d)	250,000	262,188
REAL ESTATE - 11.6%
Equity Real Estate Investment Trusts (REITs) - 9.0%
American Campus Communities Operating Partnership LP 4.125% 7/1/24	1,000,000	1,045,769
ARC Properties Operating Partnership LP:
3% 2/6/19	460,000	463,756
4.6% 2/6/24	1,640,000	1,726,277
Care Capital Properties LP 5.125% 8/15/26	3,451,000	3,531,066
CBL & Associates LP:
4.6% 10/15/24	5,401,000	5,130,124
5.25% 12/1/23	3,500,000	3,517,067
5.95% 12/15/26	2,434,000	2,427,533
Crown Castle International Corp. 5.25% 1/15/23	1,500,000	1,660,189
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	890,000	914,475
CubeSmart LP 4.8% 7/15/22	1,000,000	1,082,482
DCT Industrial Operating Partnership LP 4.5% 10/15/23	2,000,000	2,114,034
DDR Corp.:
3.625% 2/1/25	148,000	144,190
4.625% 7/15/22	370,000	390,603
Equinix, Inc. 5.375% 5/15/27	1,175,000	1,258,719
HCP, Inc.:
4% 6/1/25	2,000,000	2,066,039
4.25% 11/15/23	1,185,000	1,255,241
Health Care REIT, Inc.:
4% 6/1/25	1,010,000	1,049,961
4.125% 4/1/19	1,000,000	1,025,753
Healthcare Realty Trust, Inc. 3.75% 4/15/23	967,000	982,721
Highwoods/Forsyth LP 3.625% 1/15/23	393,000	398,489
Hospitality Properties Trust 5% 8/15/22	823,000	885,462
iStar Financial, Inc.:
4.625% 9/15/20	1,140,000	1,164,225
5% 7/1/19	4,235,000	4,277,350
5.25% 9/15/22	715,000	732,875
6% 4/1/22	1,490,000	1,549,600
Lexington Corporate Properties Trust:
4.25% 6/15/23	2,500,000	2,533,985
4.4% 6/15/24	385,000	389,748
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	1,030,000	1,058,325
5.25% 8/1/26	795,000	827,738
6.375% 3/1/24	790,000	854,188
National Retail Properties, Inc. 3.5% 10/15/27	579,000	568,015
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	579,000	593,643
4.5% 4/1/27	455,000	452,384
4.75% 1/15/28	1,479,000	1,483,857
4.95% 4/1/24	627,000	661,956
Potlatch Corp. 7.5% 11/1/19	811,000	881,963
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	811,000	902,369
SBA Communications Corp. 4% 10/1/22 (d)	425,000	431,375
Select Income REIT:
4.15% 2/1/22	1,992,000	2,030,087
4.25% 5/15/24	890,000	901,605
4.5% 2/1/25	3,457,000	3,534,811
Senior Housing Properties Trust:
3.25% 5/1/19	500,000	504,873
4.75% 5/1/24	11,978,000	12,565,700
6.75% 4/15/20	576,000	618,134
6.75% 12/15/21	2,000,000	2,227,221
VEREIT Operating Partnership LP 4.875% 6/1/26	2,055,000	2,194,907
Vornado Realty LP 2.5% 6/30/19	629,000	632,287
WP Carey, Inc.:
4% 2/1/25	344,000	346,137
4.25% 10/1/26	905,000	919,670
4.6% 4/1/24	1,968,000	2,057,494
		80,966,472
Real Estate Management & Development - 2.6%
CBRE Group, Inc.:
5% 3/15/23	1,225,000	1,267,804
5.25% 3/15/25	625,000	687,875
Host Hotels & Resorts LP 6% 10/1/21	485,000	538,680
Howard Hughes Corp. 5.375% 3/15/25 (d)	2,930,000	3,010,575
Hunt Companies, Inc. 9.625% 3/1/21 (d)	1,540,000	1,630,475
Kennedy-Wilson, Inc. 5.875% 4/1/24	5,500,000	5,706,250
Mattamy Group Corp.:
6.5% 10/1/25 (d)	815,000	849,638
6.875% 12/15/23 (d)	1,985,000	2,084,250
Mid-America Apartments LP:
3.75% 6/15/24	337,000	346,496
4.3% 10/15/23	740,000	784,104
Realogy Group LLC/Realogy Co.-Issuer Corp.:
4.875% 6/1/23 (d)	635,000	653,860
5.25% 12/1/21 (d)	1,610,000	1,666,350
Regency Centers LP 3.6% 2/1/27	442,000	442,349
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (d)	495,000	516,656
Washington Prime Group LP 5.95% 8/15/24	3,590,000	3,687,069
		23,872,431
TOTAL REAL ESTATE		104,838,903

TOTAL NONCONVERTIBLE BONDS		173,960,085

TOTAL CORPORATE BONDS
(Cost $232,408,761)		241,914,149

Asset-Backed Securities - 3.0%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)	1,740,000	1,966,896
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)	1,354,586	1,469,085
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (d)	1,624,000	1,805,529
Class XS, 0% 10/17/45 (c)(d)(e)(f)	946,476	9
Colony American Homes Series 2014-2A Class F, 1 month U.S. LIBOR + 3.350% 4.586% 7/17/31 (d)(e)(g)	888,392	891,427
Colony Starwood Homes Series 2016-2A Class F, 1 month U.S. LIBOR + 4.150% 5.3844% 12/17/33 (d)(e)(g)	1,500,000	1,556,573
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,312,787
Series 2002-2 Class M2, 9.163% 3/1/33	1,878,492	1,731,939
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	492,928	506,247
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.539% 4.7769% 7/17/34 (d)(e)(g)	1,099,000	1,122,989
Home Partners of America Trust Series 2016-2 Class F, 1 month U.S. LIBOR + 5.250% 5.9344% 10/17/33 (d)(e)(g)	607,000	630,651
Invitation Homes Trust:
Series 2014-SFR3:
Class E, 1 month U.S. LIBOR + 4.500% 5.7344% 12/17/31 (d)(e)(g)	165,279	166,231
Class F, 1 month U.S. LIBOR + 5.000% 6.2344% 12/17/31 (d)(e)(g)	83,621	84,700
Series 2015-SFR2 Class E, 1 month U.S. LIBOR + 3.150% 4.3844% 6/17/32 (d)(e)(g)	450,000	452,271
Series 2015-SFR3 Class F, 1 month U.S. LIBOR + 3.650% 5.9844% 8/17/32 (d)(e)(g)	2,000,000	2,039,266
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	2,751,090	1,913,539
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (d)	588,000	622,585
Series 2016-SFR1 Class F, 1 month U.S. LIBOR + 5.000% 6.2344% 9/17/33 (d)(e)(g)	1,541,000	1,607,740
Series 2017-SFR1 Class F, 5.35% 8/17/34 (d)	526,000	539,897
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	211,372	152,391
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 3.85% 1/17/35 (d)(e)(g)	994,000	984,698
Class F, 1 month U.S. LIBOR + 3.400% 4.65% 1/17/35 (d)(e)(g)	2,132,000	2,131,997
Tricon American Homes Series 2017-SFR1 Class F, 5.151% 9/17/34 (d)	1,432,000	1,448,598
Tricon American Homes Trust Series 2016-SFR1 Class F, 5.769% 11/17/33 (d)	456,000	466,634
VB-S1 Issuer LLC Series 2016-1A Class F, 6.901% 6/15/46 (d)	1,453,000	1,492,818
TOTAL ASSET-BACKED SECURITIES
(Cost $25,769,094)		27,097,497

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.4%
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.542% 12/25/46 (d)(e)	811,000	858,183
Series 2010-K7 Class B, 5.6853% 4/25/20 (d)(e)	2,605,000	2,774,833
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,342,168)		3,633,016

Commercial Mortgage Securities - 22.6%
Aventura Mall Trust Series 2013-AVM Class E, 3.8674% 12/5/32 (d)(e)	2,000,000	2,032,637
BANK Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)	588,000	489,316
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.4272% 9/10/28 (d)(e)	1,626,000	1,581,546
Class F, 4.4272% 9/10/28 (d)(e)	800,000	734,952
BX Trust Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 5.5% 10/15/32 (d)(e)(g)	2,119,000	2,125,658
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.6712% 4/10/29 (d)(e)	806,000	786,499
Class F, 5.6712% 4/10/29 (d)(e)	1,890,000	1,813,687
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (d)	609,000	500,537
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.9121% 4/10/28 (d)(e)	561,000	562,831
Class F, 3.9121% 4/10/28 (d)(e)	1,882,000	1,867,458
CGMS Commercial Mortgage Trust Series 2017-MDRB Class E, 1 month U.S. LIBOR + 3.872% 5.1104% 7/15/30 (d)(e)(g)	1,154,000	1,148,318
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (d)	1,362,000	1,364,769
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.2693% 9/10/46 (d)(e)	2,496,000	2,404,819
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.100% 5.589% 7/15/27 (d)(e)(g)	567,000	570,649
Series 2016-C3 Class D, 3% 11/15/49 (d)	2,911,000	2,192,701
Series 2016-SMPL Class E, 4.509% 9/10/31 (d)	299,000	304,348
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (d)	2,000,000	1,501,863
Series 2012-CR1:
Class C, 5.4972% 5/15/45 (e)	3,000,000	3,155,077
Class D, 5.4972% 5/15/45 (d)(e)	1,917,000	1,884,197
Class G, 2.462% 5/15/45 (d)	399,000	239,597
Series 2012-LC4:
Class C, 5.7623% 12/10/44 (e)	780,000	832,118
Class D, 5.7623% 12/10/44 (d)(e)	3,532,000	3,183,558
Series 2013-CCRE6 Class E, 4.2643% 3/10/46 (d)(e)	147,000	111,783
Series 2013-CR10 Class D, 4.9482% 8/10/46 (d)(e)	1,756,000	1,542,325
Series 2013-CR12 Class D, 5.2514% 10/10/46 (d)(e)	2,900,000	2,517,485
Series 2013-CR6 Class F, 4.2643% 3/10/46 (d)(e)	1,459,000	960,431
Series 2013-CR9 Class D, 4.3964% 7/10/45(d)(e)	790,000	679,648
Series 2013-LC6 Class D, 4.4252% 1/10/46 (d)(e)	2,732,000	2,542,903
Series 2014-UBS2 Class D, 5.1818% 3/10/47 (d)(e)	537,000	461,552
Series 2016-CD1 Class D, 2.9055% 8/10/49 (d)(e)	2,104,000	1,615,450
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)	450,000	370,986
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.7531% 5/10/43 (d)(e)	2,000,000	1,999,179
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2 Class D, 5.0019% 8/15/45 (d)(e)	500,000	500,164
Core Industrial Trust:
Series 2015-TEXW Class F, 3.977% 2/10/34 (d)(e)	2,067,000	1,989,038
Series 2015-WEST Class F, 4.3677% 2/10/37 (d)(e)	2,496,000	2,426,225
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (d)	752,000	682,675
Series 2017-CX9 Class D, 4.161% 9/15/50 (d)	432,000	378,367
CSMC Trust:
floater Series 2015-DEAL:
Class E, 1 month U.S. LIBOR + 4.000% 5.239% 4/15/29 (d)(e)(g)	2,000,000	2,007,505
Class F, 1 month U.S. LIBOR + 4.750% 5.989% 4/15/29 (d)(e)(g)	3,697,000	3,701,632
Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 8.4844% 11/15/33 (d)(e)(g)	2,700,000	2,727,226
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (d)(e)	2,047,000	1,859,506
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6846% 11/10/46 (d)(e)	2,745,000	2,892,722
Class G, 4.652% 11/10/46 (d)	2,640,000	2,337,353
Series 2011-LC3A Class D, 5.3454% 8/10/44 (d)(e)	728,000	758,495
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.664% 12/25/43 (e)(f)	4,947,000	368,761
Series K012 Class X3, 2.3288% 1/25/41 (e)(f)	2,799,981	186,594
Series K013 Class X3, 2.9089% 1/25/43 (e)(f)	4,806,000	410,503
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class DFX, 3.4949% 12/15/34 (d)(e)	300,000	302,111
Class EFX, 3.4949% 12/15/34 (d)(e)	2,947,000	2,947,390
Class FFX, 3.4949% 12/15/34 (d)(e)	2,608,000	2,589,450
Class GFX, 3.4949% 12/15/34 (d)(e)	1,957,000	1,927,478
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (e)	99,266	99,716
GP Portfolio Trust Series 2014-GPP Class E, 1 month U.S. LIBOR + 4.100% 5.3344% 2/15/27 (d)(e)(g)	1,615,000	1,582,738
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.3558% 12/10/43 (d)(e)	2,000,000	2,042,077
Series 2011-GC5:
Class D, 5.5653% 8/10/44 (d)(e)	2,075,000	1,995,875
Class E, 5.5653% 8/10/44 (d)(e)	756,000	611,376
Series 2012-GC6:
Class C, 5.8406% 1/10/45 (d)(e)	2,400,000	2,584,008
Class D, 5.8406% 1/10/45 (d)(e)	1,816,000	1,747,741
Class E, 5% 1/10/45 (d)(e)	831,000	713,323
Series 2012-GCJ7:
Class C, 5.8916% 5/10/45 (e)	3,500,000	3,702,744
Class D, 5.8916% 5/10/45 (d)(e)	3,425,000	3,356,698
Class E, 5% 5/10/45 (d)	1,760,000	1,432,810
Series 2012-GCJ9 Class D, 4.9802% 11/10/45 (d)(e)	1,339,000	1,283,819
Series 2013-GC14 Class D, 4.9221% 8/10/46 (d)(e)	320,000	302,595
Series 2013-GC16:
Class D, 5.5047% 11/10/46 (d)(e)	3,250,000	3,115,420
Class F, 3.5% 11/10/46 (d)	1,428,000	1,016,445
Series 2014-NEW Class D, 3.79% 1/10/31 (d)	490,000	488,228
Series 2016-GS3 Class D, 2.728% 10/10/49 (d)	602,000	461,871
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (d)	5,523,000	5,409,779
Series 2016-RENT:
Class E, 4.2022% 2/10/29 (d)(e)	285,000	284,315
Class F, 4.2022% 2/10/29 (d)(e)	3,110,000	2,918,767
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 1 month U.S. LIBOR + 3.350% 3.2307% 7/15/29 (d)(e)(g)	639,000	643,372
Series 2016-HHV Class F, 4.3333% 11/5/38 (d)(e)	767,000	600,924
Series 2016-SFP Class F, 6.0801% 11/5/35 (d)	3,750,000	3,705,902
IMT Trust Series 2017-APTS:
Class EFX, 3.6132% 6/15/34 (d)(e)	1,589,000	1,500,633
Class FFL, 1 month U.S. LIBOR + 2.850% 4.0889% 6/15/34 (d)(e)(g)	664,000	663,441
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)	1,526,000	1,347,220
Series 2014-C26 Class D, 4.0679% 1/15/48 (d)(e)	602,000	504,588
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (d)	1,809,000	1,464,437
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.2242% 12/15/49 (d)(e)	1,308,000	1,019,431
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.6577% 1/12/37 (d)(e)	593,929	588,660
Series 2009-IWST Class D, 7.6935% 12/5/27 (d)(e)	2,779,000	3,025,320
Series 2010-CNTR Class D, 6.3899% 8/5/32 (d)(e)	1,216,000	1,297,615
Series 2012-CBX:
Class C, 5.3864% 6/15/45 (e)	1,240,000	1,300,865
Class E, 5.3864% 6/15/45 (d)(e)	865,000	868,994
Class G 4% 6/15/45 (d)	805,000	507,934
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2005-LDP2 Class E, 4.981% 7/15/42 (e)	379,055	388,677
Series 2011-C3:
Class E, 5.8018% 2/15/46 (d)(e)	1,155,000	1,155,083
Class H, 4.409% 2/15/46 (d)(e)	1,320,000	957,560
Series 2011-C4 Class E, 5.5344% 7/15/46 (d)(e)	1,390,000	1,426,771
Series 2013-LC11:
Class D, 4.343% 4/15/46 (e)	1,207,000	1,124,331
Class F, 3.25% 4/15/46 (c)(d)(e)	482,000	275,936
Series 2015-UES Class F, 3.7417% 9/5/32 (d)(e)	1,843,000	1,819,516
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.7515% 5/12/39 (e)	451,747	453,230
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.8441% 8/15/45 (d)(e)	494,000	482,318
Series 2012-C6 Class D, 4.7602% 11/15/45 (d)(e)	2,000,000	1,995,069
Series 2013-C12 Class D, 4.9229% 10/15/46 (d)(e)	1,500,000	1,441,629
Series 2013-C13:
Class D, 5.0528% 11/15/46 (d)(e)	2,879,000	2,726,896
Class E, 5.0528% 11/15/46 (d)(e)	621,000	493,066
Series 2013-C7:
Class D, 4.3976% 2/15/46 (d)(e)	998,000	915,862
Class E, 4.3976% 2/15/46 (d)(e)	1,490,000	1,152,593
Series 2013-C9 Class C, 4.1856% 5/15/46 (e)	588,000	587,547
Series 2016-C30 Class D, 3% 9/15/49 (d)	963,000	715,713
Series 2016-C31 Class D, 3% 11/15/49 (d)(e)	1,500,000	1,083,547
Series 2016-C32 Class D, 3.396% 12/15/49 (d)	1,071,000	800,995
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.6013% 3/15/45 (d)(e)	2,586,000	2,300,964
Series 1997-RR Class F, 7.51% 4/30/39 (d)(e)	61,699	61,484
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)	927,122	897,918
Series 2011-C2:
Class D, 5.6658% 6/15/44 (d)(e)	1,586,000	1,640,195
Class E, 5.6658% 6/15/44 (d)(e)	2,396,000	2,277,582
Class F, 5.6658% 6/15/44 (d)(e)	1,467,000	1,205,066
Class XB, 0.6118% 6/15/44 (d)(e)(f)	51,641,000	893,131
Series 2011-C3:
Class C, 5.3268% 7/15/49 (d)(e)	2,000,000	2,129,803
Class E, 5.3268% 7/15/49 (d)(e)	168,000	167,482
Class F, 5.1549% 7/15/49 (d)(e)	572,000	531,142
Class G, 5.3268% 7/15/49 (d)(e)	715,000	572,357
Series 2012-C4 Class D, 5.6013% 3/15/45 (d)(e)	1,640,000	1,690,133
Series 2015-MS1 Class D, 4.1643% 5/15/48 (d)(e)	1,922,000	1,649,660
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)	987,000	784,298
Series 2016-BNK2 Class C, 3% 11/15/49 (d)	2,312,000	1,849,378
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 8.1604% 8/15/19 (d)(e)(g)	1,360,560	1,370,780
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 5.485% 8/15/34 (d)(e)(g)	2,002,468	2,008,740
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (d)	3,288,000	3,320,706
Class E, 6.8087% 11/15/34 (d)	2,055,000	1,962,154
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (d)(e)	1,000,000	948,697
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	1,216,071	1,490,660
SCG Trust Series 2013-SRP1 Class D, 1 month U.S. LIBOR + 3.344% 4.5826% 11/15/26 (d)(e)(g)	1,445,000	1,389,908
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.7304% 5/10/45 (d)(e)	645,000	650,090
Class E, 5% 5/10/45 (d)(e)	1,165,000	991,083
Class F, 5% 5/10/45 (d)(e)	399,000	271,371
UBS-BAMLL Trust Series 12-WRM Class D, 4.3793% 6/10/30 (d)(e)	1,460,000	1,439,666
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.7802% 10/15/45 (d)(e)	492,000	447,743
Class E, 4.7802% 10/15/45 (d)(e)	735,000	554,783
Series 2016-BNK1 Class D, 3% 8/15/49 (d)	1,260,000	1,006,849
Series 2016-C35 Class D, 3.142% 7/15/48 (d)	3,317,000	2,388,083
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)	906,000	685,763
Series 2017-C38 Class D, 3% 7/15/50 (d)(e)	757,000	603,327
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (d)	2,100,000	2,211,298
Class D, 5.8132% 3/15/44 (d)(e)	1,000,000	875,582
Series 2011-C5:
Class C, 5.8611% 11/15/44 (d)(e)	1,250,000	1,362,290
Class E, 5.8611% 11/15/44 (d)(e)	693,000	707,746
Class F, 5.25% 11/15/44 (d)(e)	2,000,000	1,741,161
Class G, 5.25% 11/15/44 (d)(e)	1,000,000	813,361
Series 2012-C10 Class E, 4.593% 12/15/45 (d)(e)	910,000	687,589
Series 2012-C7 Class D, 4.981% 6/15/45 (d)(e)	620,000	602,199
Series 2012-C8 Class E, 5.0554% 8/15/45 (d)(e)	524,000	508,300
Series 2013-C16 Class D, 5.1459% 9/15/46 (d)(e)	673,000	641,231
Series 2013-UBS1 Class D, 4.6268% 3/15/46 (d)(e)	859,000	801,051
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.721% 4.9547% 11/15/29 (d)(e)(g)	952,061	953,811
Class G, 1 month U.S. LIBOR + 3.001% 4.2544% 11/15/29 (d)(e)(g)	1,614,085	1,590,298
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (d)(e)	1,168,000	901,374
Class PR2, 3.6332% 6/5/35 (d)(e)	459,000	334,934
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $197,411,336)		204,171,313

Bank Loan Obligations - 5.3%
CONSUMER DISCRETIONARY - 1.1%
Hotels, Restaurants & Leisure - 0.9%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7423% 10/11/20 (e)(g)	2,163,151	2,164,319
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2423% 5/8/21 (e)(g)	1,504,564	1,504,880
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 9/28/24 (g)(h)	570,000	573,460
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7423% 8/30/23 (e)(g)	796,965	801,500
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.735% 11/30/23 (e)(g)	535,950	539,503
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.1092% 4/14/21 (e)(g)	1,987,689	1,995,759
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3699% 4/27/24 (e)(g)	468,825	469,495
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.56% 5/11/24 (e)(g)	587,050	591,089
		8,640,005
Multiline Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5678% 6/23/23 (e)(g)	1,914,735	1,752,518

TOTAL CONSUMER DISCRETIONARY		10,392,523

CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.3172% 6/22/23 (e)(g)	2,379,038	2,302,718
3 month U.S. LIBOR + 3.000% 4.3297% 12/21/22 (e)(g)	2,112,702	2,043,807
		4,346,525
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.0828% 12/19/20 (e)(g)	3,666,698	3,446,696
Panda Temple Power, LLC term loan 3 month U.S. LIBOR + 6.000% 7.3328% 4/3/19 (e)(g)	1,481,325	1,339,681
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.985% 10/2/23 (e)(g)	1,713,037	1,725,885
		6,512,262
FINANCIALS - 0.4%
Real Estate Management & Development - 0.3%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5864% 11/4/21 (e)(g)	2,418,624	2,431,854
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.2378% 12/5/20 (e)(g)	758,894	759,129

TOTAL FINANCIALS		3,190,983

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.3169% 1/27/21 (e)(g)	1,635,182	1,580,371
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.800% 3.035% 2/6/22 (c)(e)(g)	5,000,000	4,837,500
iStar Financial, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2383% 7/1/20 (e)(g)	1,242,284	1,256,259
QCP SNF West (REIT) LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.4923% 10/31/22 (e)(g)	1,200,925	1,209,187
		7,302,946
Real Estate Management & Development - 0.7%
Americold Realty Operating Partnership LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.9923% 12/1/22 (e)(g)	2,217,838	2,242,789
Capital Automotive LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.25% 3/24/24 (e)(g)	557,518	558,354
Simply Storage Management LLC 8.2375% 9/6/21 (c)(e)	3,026,000	3,026,000
		5,827,143

TOTAL REAL ESTATE		13,130,089

UTILITIES - 0.9%
Electric Utilities - 0.4%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 3.74% 1/31/22 (e)(g)	962,422	962,827
Dayton Power & Light Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5% 8/24/22 (e)(g)	714,600	723,089
Lightstone Holdco LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.7423% 1/30/24 (e)(g)	1,840,721	1,847,053
Tranche C, term loan 3 month U.S. LIBOR + 4.500% 5.7423% 1/30/24 (e)(g)	114,696	115,090
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.84% 12/2/21 (e)(g)	482,280	450,932
		4,098,991
Independent Power and Renewable Electricity Producers - 0.5%
APLP Holdings LP Tranche B, term loan:
3 month U.S. LIBOR + 4.250% 4.7423% 4/13/23 (e)(g)	430,000	433,896
3 month U.S. LIBOR + 4.250% 5.485% 4/13/23 (e)(g)	1,145,553	1,155,932
Dynegy, Inc. Tranche C, term loan 3 month U.S. LIBOR + 3.250% 4.4923% 2/7/24 (e)(g)	281,347	282,889
MRP Generation Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 7.000% 8.3328% 10/18/22 (e)(g)	2,598,142	2,439,006
		4,311,723

TOTAL UTILITIES		8,410,714

TOTAL BANK LOAN OBLIGATIONS
(Cost $47,857,673)		47,563,467
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 1.10% (i)	33,849,103	33,855,873
Fidelity Securities Lending Cash Central Fund 1.11% (i)(j)	1,590,506	1,590,665
TOTAL MONEY MARKET FUNDS
(Cost $35,442,821)		35,446,538
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $844,844,662)		903,144,971
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,268,599
NET ASSETS - 100%		$904,413,570

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $259,602,755 or 28.7% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$77,366
Fidelity Securities Lending Cash Central Fund	617
Total	$77,983

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,649,880	$2,649,880	$--	$--
Financials	109,911,536	101,581,199	8,330,337	--
Real Estate	230,148,858	218,378,746	10,007,862	1,762,250
Utilities	608,717	608,717	--	--
Corporate Bonds	241,914,149	--	241,914,149	--
Asset-Backed Securities	27,097,497	--	27,097,488	9
Collateralized Mortgage Obligations	3,633,016	--	3,633,016	--
Commercial Mortgage Securities	204,171,313	--	203,895,377	275,936
Bank Loan Obligations	47,563,467	--	39,699,967	7,863,500
Money Market Funds	35,446,538	35,446,538	--	--
Total Investments in Securities:	$903,144,971	$358,665,080	$534,578,196	$9,901,695

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$10,328,693
Net Realized Gain (Loss) on Investment Securities	(6,195)
Net Unrealized Gain (Loss) on Investment Securities	86,710
Cost of Purchases	1,762,250
Proceeds of Sales	(2,275,425)
Amortization/Accretion	5,662
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$9,901,695
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2017	$76,970

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities,collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Small Cap Opportunities Fund

October 31, 2017

SMO-QTLY-1217
1.858552.111

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 1.3%
Standard Motor Products, Inc.	532,534	$23,255,760
Tenneco, Inc.	482,986	28,066,316
Visteon Corp. (a)	193,300	24,363,532
		75,685,608
Diversified Consumer Services - 0.4%
Service Corp. International	662,000	23,474,520
Hotels, Restaurants & Leisure - 1.9%
Bojangles', Inc. (a)	60,170	737,083
Cedar Fair LP (depositary unit)	314,500	19,687,700
Dave & Buster's Entertainment, Inc. (a)	80,100	3,860,820
Eldorado Resorts, Inc. (a)	170,500	4,381,850
Marriott Vacations Worldwide Corp.	259,900	34,208,038
Papa John's International, Inc. (b)	371,000	25,246,550
Penn National Gaming, Inc. (a)	723,200	18,868,288
		106,990,329
Household Durables - 2.7%
CalAtlantic Group, Inc.	419,900	20,717,866
Cavco Industries, Inc. (a)	184,800	28,995,120
Helen of Troy Ltd. (a)	277,100	25,742,590
Taylor Morrison Home Corp. (a)	1,342,300	32,416,545
TopBuild Corp. (a)	538,400	35,529,016
TRI Pointe Homes, Inc. (a)	334,700	5,920,843
		149,321,980
Leisure Products - 0.4%
Brunswick Corp.	280,300	14,197,195
Johnson Outdoors, Inc. Class A	136,669	10,278,875
		24,476,070
Media - 0.9%
Cinemark Holdings, Inc.	630,100	22,897,834
Lions Gate Entertainment Corp. Class B	912,600	25,242,516
		48,140,350
Multiline Retail - 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	585,600	26,147,040
Specialty Retail - 1.3%
Burlington Stores, Inc. (a)	225,100	21,134,639
Murphy U.S.A., Inc. (a)	281,900	20,962,084
The Children's Place Retail Stores, Inc.	264,300	28,755,840
		70,852,563
Textiles, Apparel & Luxury Goods - 1.7%
Deckers Outdoor Corp. (a)	287,500	19,619,000
Emerald Expositions Events, Inc.	857,100	19,961,859
Steven Madden Ltd. (a)	800,739	31,228,821
Wolverine World Wide, Inc.	985,700	26,909,610
		97,719,290

TOTAL CONSUMER DISCRETIONARY		622,807,750

CONSUMER STAPLES - 2.4%
Beverages - 0.2%
Cott Corp.	704,000	10,560,000
Food & Staples Retailing - 0.4%
Performance Food Group Co. (a)	742,225	21,004,968
Food Products - 1.2%
Cranswick PLC	307,300	12,570,727
Hostess Brands, Inc. Class A (a)	947,257	10,921,873
Ingredion, Inc.	115,200	14,440,320
J&J Snack Foods Corp.	122,125	16,263,386
Lamb Weston Holdings, Inc.	275,400	14,042,646
		68,238,952
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	512,000	18,897,920
Personal Products - 0.3%
Inter Parfums, Inc.	397,100	18,385,730

TOTAL CONSUMER STAPLES		137,087,570

ENERGY - 4.1%
Energy Equipment & Services - 1.1%
Archrock, Inc.	868,478	10,421,736
Nabors Industries Ltd.	2,800,200	15,765,126
Rowan Companies PLC (a)	1,287,960	18,456,467
Total Energy Services, Inc.	1,491,277	17,558,715
		62,202,044
Oil, Gas & Consumable Fuels - 3.0%
Boardwalk Pipeline Partners, LP	1,391,154	19,503,979
DCP Midstream Partners LP	291,051	9,627,967
Delek U.S. Holdings, Inc.	820,600	21,376,630
Diamondback Energy, Inc. (a)	218,793	23,445,858
Newfield Exploration Co. (a)	631,012	19,428,859
PDC Energy, Inc. (a)	536,700	27,334,131
Warrior Metropolitan Coal, Inc. (b)	751,000	19,541,020
WPX Energy, Inc. (a)	2,589,810	29,213,057
		169,471,501

TOTAL ENERGY		231,673,545

FINANCIALS - 19.3%
Banks - 11.7%
Associated Banc-Corp.	1,987,812	50,291,644
BancFirst Corp.	971,186	53,075,315
Banner Corp.	896,917	51,411,282
Boston Private Financial Holdings, Inc.	1,336,359	21,248,108
City Holding Co.	522,146	36,806,072
Columbia Banking Systems, Inc.	1,130,000	49,166,300
Community Bank System, Inc.	492,051	27,205,500
Cullen/Frost Bankers, Inc.	320,000	31,520,000
CVB Financial Corp.	1,891,800	45,138,348
First Merchants Corp.	962,148	41,372,364
Hilltop Holdings, Inc.	896,768	21,127,854
Huntington Bancshares, Inc.	191,686	2,645,267
Independent Bank Corp., Massachusetts	516,879	37,266,976
Stock Yards Bancorp, Inc.	1,095,614	41,359,429
Tompkins Financial Corp.	513,635	44,747,881
TowneBank	1,089,559	36,500,227
Trico Bancshares	378,699	15,685,713
Wintrust Financial Corp.	615,100	50,001,479
		656,569,759
Capital Markets - 0.7%
OM Asset Management Ltd.	2,617,008	39,987,882
Diversified Financial Services - 1.3%
Camping World Holdings, Inc.	450,700	18,938,414
Cotiviti Holdings, Inc. (a)	1,463,600	51,460,176
		70,398,590
Insurance - 3.0%
Employers Holdings, Inc.	1,004,470	47,913,219
First American Financial Corp.	705,300	38,382,426
James River Group Holdings Ltd.	837,673	35,450,321
Primerica, Inc.	563,000	49,825,500
		171,571,466
Thrifts & Mortgage Finance - 2.6%
Beneficial Bancorp, Inc.	2,639,190	43,546,635
Washington Federal, Inc.	1,436,035	49,974,018
WSFS Financial Corp.	1,029,553	51,168,784
		144,689,437

TOTAL FINANCIALS		1,083,217,134

HEALTH CARE - 13.6%
Biotechnology - 7.9%
Abeona Therapeutics, Inc. (a)(b)	799,515	14,351,294
ACADIA Pharmaceuticals, Inc. (a)	356,327	12,410,869
Acorda Therapeutics, Inc. (a)	820,271	21,798,702
Advanced Accelerator Applications SA sponsored ADR (a)	393,100	31,841,100
Agios Pharmaceuticals, Inc. (a)(b)	302,829	19,462,820
Amarin Corp. PLC ADR (a)	993,100	3,376,540
AnaptysBio, Inc.	433,100	28,597,593
Ascendis Pharma A/S sponsored ADR (a)	678,748	23,063,857
Audentes Therapeutics, Inc. (a)	615,000	16,352,850
BioMarin Pharmaceutical, Inc. (a)	148,044	12,152,932
bluebird bio, Inc. (a)	221,974	30,876,583
Cellectis SA sponsored ADR (a)	448,095	15,687,806
Coherus BioSciences, Inc. (a)(b)	538,711	6,060,499
Curis, Inc. (a)	5,393,756	8,522,134
CytomX Therapeutics, Inc. (a)	275,900	5,518,000
CytomX Therapeutics, Inc. (a)(c)	105,499	2,109,980
FibroGen, Inc. (a)	394,400	22,027,240
Five Prime Therapeutics, Inc. (a)	325,600	14,606,416
Heron Therapeutics, Inc. (a)	531,800	8,163,130
Insmed, Inc. (a)	831,682	22,463,731
Intercept Pharmaceuticals, Inc. (a)	101,167	6,234,922
Ionis Pharmaceuticals, Inc. (a)	275,872	15,755,050
La Jolla Pharmaceutical Co. (a)	563,300	19,354,988
Neurocrine Biosciences, Inc. (a)	402,882	25,023,001
Protagonist Therapeutics, Inc. (a)	562,200	8,416,134
Sage Therapeutics, Inc. (a)	90,700	5,739,496
Sienna Biopharmaceuticals, Inc. (b)	119,219	2,336,692
Spark Therapeutics, Inc. (a)	312,600	25,289,340
TESARO, Inc. (a)	166,600	19,287,282
		446,880,981
Health Care Equipment & Supplies - 3.6%
Cantel Medical Corp.	502,200	49,255,776
Integra LifeSciences Holdings Corp. (a)	679,536	31,788,694
iRhythm Technologies, Inc.	492,700	25,103,065
Nanosonics Ltd. (a)	8,460,248	19,425,152
Orthofix International NV (a)	138,738	7,454,393
Steris PLC	297,200	27,737,676
Wright Medical Group NV (a)	1,469,526	38,516,276
		199,281,032
Health Care Providers & Services - 0.6%
G1 Therapeutics, Inc.	688,500	16,269,255
Premier, Inc. (a)	542,400	17,720,208
		33,989,463
Life Sciences Tools & Services - 0.7%
ICON PLC (a)	335,000	39,818,100
Pharmaceuticals - 0.8%
Clearside Biomedical, Inc. (a)(b)	765,700	5,451,784
Innoviva, Inc. (a)	1,010,649	12,370,344
Prestige Brands Holdings, Inc. (a)	252,154	11,826,023
Theravance Biopharma, Inc. (a)(b)	559,221	16,139,118
		45,787,269

TOTAL HEALTH CARE		765,756,845

INDUSTRIALS - 16.0%
Aerospace & Defense - 1.6%
Moog, Inc. Class A (a)	559,215	49,076,708
Teledyne Technologies, Inc. (a)	221,226	37,599,571
		86,676,279
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	1,239,109	29,986,438
Airlines - 0.4%
JetBlue Airways Corp. (a)	1,276,354	24,442,179
Building Products - 1.1%
Allegion PLC	288,645	24,070,107
GCP Applied Technologies, Inc. (a)	440,000	12,870,000
Simpson Manufacturing Co. Ltd.	462,507	25,780,140
		62,720,247
Commercial Services & Supplies - 2.1%
Deluxe Corp.	571,671	39,816,885
Interface, Inc.	1,605,870	36,613,836
Matthews International Corp. Class A	401,856	25,256,650
Multi-Color Corp.	208,306	17,226,906
		118,914,277
Construction & Engineering - 3.3%
Comfort Systems U.S.A., Inc.	928,167	41,117,798
EMCOR Group, Inc.	833,061	67,069,741
KBR, Inc.	2,049,990	40,241,304
Valmont Industries, Inc.	228,567	36,319,296
		184,748,139
Industrial Conglomerates - 0.8%
ITT, Inc.	947,921	44,211,035
Machinery - 2.3%
AGCO Corp.	371,638	25,483,218
Colfax Corp. (a)	401,000	16,725,710
John Bean Technologies Corp.	216,200	23,111,780
SPX Flow, Inc. (a)	762,409	31,434,123
Standex International Corp.	309,260	32,023,873
		128,778,704
Road & Rail - 0.7%
Landstar System, Inc.	366,700	36,211,625
Trading Companies & Distributors - 3.2%
Kaman Corp.	753,830	42,169,250
MRC Global, Inc. (a)	1,769,276	30,343,083
SiteOne Landscape Supply, Inc. (a)	413,300	26,248,683
Titan Machinery, Inc. (a)(d)	1,295,655	19,292,303
Watsco, Inc.	196,331	32,702,855
WESCO International, Inc. (a)	495,486	31,289,941
		182,046,115

TOTAL INDUSTRIALS		898,735,038

INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 0.1%
CommScope Holding Co., Inc. (a)	115,200	3,702,528
Electronic Equipment & Components - 4.0%
Cardtronics PLC (a)	860,620	19,708,198
ePlus, Inc. (a)	452,002	43,211,391
Jabil, Inc.	783,161	22,147,793
Orbotech Ltd. (a)	625,757	27,983,853
Plexus Corp. (a)	621,296	38,166,213
Tech Data Corp. (a)	423,396	39,278,447
TTM Technologies, Inc. (a)	2,110,785	33,308,187
		223,804,082
Internet Software & Services - 2.2%
2U, Inc. (a)	701,700	44,649,171
Five9, Inc. (a)	819,762	20,682,595
j2 Global, Inc.	475,500	35,253,570
Web.com Group, Inc. (a)	981,068	23,643,739
		124,229,075
IT Services - 3.5%
Amdocs Ltd.	176,300	11,477,130
Blackhawk Network Holdings, Inc. (a)	704,846	23,929,522
EPAM Systems, Inc. (a)	481,560	43,894,194
Euronet Worldwide, Inc. (a)	383,447	37,056,318
ExlService Holdings, Inc. (a)	607,221	37,902,735
Maximus, Inc.	640,000	42,515,200
		196,775,099
Semiconductors & Semiconductor Equipment - 4.2%
Diodes, Inc. (a)	1,147,193	39,394,608
Entegris, Inc.	1,405,000	46,013,750
Integrated Device Technology, Inc. (a)	1,559,600	48,456,772
Nanometrics, Inc. (a)	879,952	24,876,243
ON Semiconductor Corp. (a)	1,629,628	34,743,669
Semtech Corp. (a)	1,087,600	44,645,980
		238,131,022
Software - 3.8%
Aspen Technology, Inc. (a)	676,100	43,621,972
Paycom Software, Inc. (a)(b)	485,186	39,882,289
Pegasystems, Inc.	604,026	35,214,716
RealPage, Inc. (a)	1,004,200	43,481,860
RingCentral, Inc. (a)	1,293,200	54,508,380
		216,709,217

TOTAL INFORMATION TECHNOLOGY		1,003,351,023

MATERIALS - 3.6%
Chemicals - 1.9%
Chase Corp.	297,679	35,349,381
Innospec, Inc.	549,710	33,999,564
Trinseo SA	325,138	23,084,798
Tronox Ltd. Class A	608,685	16,111,892
		108,545,635
Containers & Packaging - 1.1%
Berry Global Group, Inc. (a)	396,660	23,581,437
Owens-Illinois, Inc. (a)	729,300	17,422,977
Sonoco Products Co.	384,460	19,911,183
		60,915,597
Metals & Mining - 0.6%
B2Gold Corp. (a)	4,950,000	12,585,071
Steel Dynamics, Inc.	570,500	21,228,305
		33,813,376

TOTAL MATERIALS		203,274,608

REAL ESTATE - 7.2%
Equity Real Estate Investment Trusts (REITs) - 6.6%
CareTrust (REIT), Inc.	1,784,300	33,723,270
CoreSite Realty Corp.	359,526	39,817,505
Corporate Office Properties Trust (SBI)	1,015,800	32,434,494
Equity Lifestyle Properties, Inc.	468,479	41,451,022
Four Corners Property Trust, Inc.	1,576,461	38,907,057
Healthcare Realty Trust, Inc.	1,280,761	41,291,735
Mid-America Apartment Communities, Inc.	194,400	19,896,840
Potlatch Corp.	810,800	41,999,440
Store Capital Corp.	1,335,703	32,978,507
Terreno Realty Corp.	1,281,800	47,067,696
		369,567,566
Real Estate Management & Development - 0.6%
Realogy Holdings Corp.	1,036,600	33,513,278

TOTAL REAL ESTATE		403,080,844

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Cogent Communications Group, Inc.	255,700	13,782,230
UTILITIES - 3.3%
Electric Utilities - 1.5%
El Paso Electric Co.	402,580	23,148,350
IDACORP, Inc.	394,600	36,315,038
Portland General Electric Co.	546,432	26,086,664
		85,550,052
Gas Utilities - 1.8%
Atmos Energy Corp.	170,286	14,855,751
New Jersey Resources Corp.	379,800	16,882,110
South Jersey Industries, Inc.	380,500	12,925,585
Southwest Gas Holdings, Inc.	386,000	31,802,540
Spire, Inc.	322,200	25,437,690
		101,903,676

TOTAL UTILITIES		187,453,728

TOTAL COMMON STOCKS
(Cost $4,425,371,165)		5,550,220,315
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.04% to 1.07% 11/2/17 to 1/11/18 (e)
(Cost $1,577,259)	1,580,000	1,577,259
	Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 1.10% (f)	111,667,265	$111,689,598
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)	95,449,211	95,458,756
TOTAL MONEY MARKET FUNDS
(Cost $207,147,810)		207,148,354
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $4,634,096,234)		5,758,945,928
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(131,238,497)
NET ASSETS - 100%		$5,627,707,431

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,109,980 or 0.0% of net assets.

 (d) Affiliated company

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $854,662.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$523,531
Fidelity Securities Lending Cash Central Fund	72,392
Total	$595,923

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Genocea Biosciences, Inc.	$10,048,028	$882,134	$2,775,211	$--	$(13,180,335)	$5,025,384	$--
Titan Machinery, Inc.	28,873,357	--	4,913,101	--	(1,257,923)	(3,410,030)	19,292,303
Total	$38,921,385	$882,134	$7,688,312	$--	$(14,438,258)	$1,615,354	$19,292,303

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$622,807,750	$622,807,750	$--	$--
Consumer Staples	137,087,570	137,087,570	--	--
Energy	231,673,545	231,673,545	--	--
Financials	1,083,217,134	1,083,217,134	--	--
Health Care	765,756,845	765,756,845	--	--
Industrials	898,735,038	898,735,038	--	--
Information Technology	1,003,351,023	1,003,351,023	--	--
Materials	203,274,608	203,274,608	--	--
Real Estate	403,080,844	403,080,844	--	--
Telecommunication Services	13,782,230	13,782,230	--	--
Utilities	187,453,728	187,453,728	--	--
U.S. Government and Government Agency Obligations	1,577,259	--	1,577,259	--
Money Market Funds	207,148,354	207,148,354	--	--
Total Investments in Securities:	$5,758,945,928	$5,757,368,669	$1,577,259	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Real Estate Income Fund

October 31, 2017

REI-QTLY-1217
1.809106.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 29.3%
	Shares	Value
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Wyndham Worldwide Corp.	293,900	$31,403,215
Household Durables - 0.0%
Stanley Martin Communities LLC Class B (Escrow) (a)(b)	4,620	149,642

TOTAL CONSUMER DISCRETIONARY		31,552,857

FINANCIALS - 5.4%
Capital Markets - 0.9%
Brookfield Asset Management, Inc. Class A	535,900	22,481,132
Ellington Financial LLC	1,568,684	23,969,492
		46,450,624
Insurance - 0.2%
FNF Group	314,100	11,753,622
Mortgage Real Estate Investment Trusts - 4.3%
AG Mortgage Investment Trust, Inc.	305,950	5,754,920
Anworth Mortgage Asset Corp.	1,145,100	6,401,109
Arbor Realty Trust, Inc.	1,936,269	16,012,945
Chimera Investment Corp.	953,100	17,441,730
Dynex Capital, Inc.	1,322,886	9,260,202
Ellington Residential Mortgage REIT	260,000	3,478,800
Five Oaks Investment Corp.(c)	547,901	2,229,957
Great Ajax Corp. (d)	1,577,762	22,325,332
Invesco Mortgage Capital, Inc.	2,175,949	37,469,842
MFA Financial, Inc.	12,110,622	99,791,525
New Residential Investment Corp.	827,500	14,588,825
		234,755,187

TOTAL FINANCIALS		292,959,433

REAL ESTATE - 23.3%
Equity Real Estate Investment Trusts (REITs) - 23.3%
Acadia Realty Trust (SBI) (d)	4,197,449	118,158,189
Altisource Residential Corp. Class B	188,686	2,013,280
American Homes 4 Rent Class A	2,069,315	44,035,023
American Tower Corp.	243,000	34,911,810
Apartment Investment & Management Co. Class A	2,427,442	106,758,899
AvalonBay Communities, Inc.	167,300	30,336,509
Boardwalk (REIT) (c)	298,500	9,211,135
CBL & Associates Properties, Inc. (c)	1,035,953	8,121,872
Cedar Realty Trust, Inc.	530,163	2,884,087
Colony NorthStar, Inc.	6,861,748	84,262,265
DDR Corp.	1,652,000	12,670,840
Douglas Emmett, Inc.	225,000	8,952,750
Equinix, Inc.	71,200	33,001,200
Equity Lifestyle Properties, Inc.	1,804,107	159,627,368
Extra Space Storage, Inc.	656,300	53,547,517
Gramercy Property Trust	462,147	13,725,766
Healthcare Realty Trust, Inc.	467,000	15,056,080
Healthcare Trust of America, Inc.	1,058,760	31,815,738
Lexington Corporate Properties Trust	4,418,494	44,715,159
Mid-America Apartment Communities, Inc.	593,806	60,776,044
National Retail Properties, Inc.	179,200	7,200,256
Omega Healthcare Investors, Inc. (c)	710,017	20,491,091
Public Storage	142,891	29,614,160
Rexford Industrial Realty, Inc.	270,300	8,025,207
Sabra Health Care REIT, Inc.	1,520,675	30,291,846
Safety Income and Growth, Inc.	393,600	7,072,992
Select Income REIT	321,300	7,762,608
Senior Housing Properties Trust (SBI)	3,155,700	58,064,880
Store Capital Corp.	1,638,700	40,459,503
Terreno Realty Corp.	662,641	24,332,178
Ventas, Inc.	1,597,286	100,229,697
VEREIT, Inc.	3,757,234	29,644,576
WP Carey, Inc.	267,200	18,209,680
WP Glimcher, Inc.	881,200	6,899,796
		1,262,880,001
TOTAL COMMON STOCKS
(Cost $1,286,215,711)		1,587,392,291

Preferred Stocks - 19.5%
Convertible Preferred Stocks - 1.3%
FINANCIALS - 0.2%
Mortgage Real Estate Investment Trusts - 0.2%
Great Ajax Corp. 7.25% (d)	180,000	4,601,250
Sutherland Asset Management Corp. 7.00%	404,700	10,267,239
		14,868,489
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Alexandria Real Estate Equities, Inc. Series D, 7.00%	136,759	5,058,715
Ashford Hospitality Prime, Inc. 5.50%	95,791	1,971,197
Crown Castle International Corp. Series A 6.875%	10,300	11,297,040
Equity Commonwealth 6.50%	31,237	812,474
iStar Financial, Inc. Series J 4.50% (b)(e)	213,273	10,738,296
Lexington Corporate Properties Trust Series C, 6.50%	468,142	23,875,242
RLJ Lodging Trust 1.95%(e)	31,935	895,138
Wheeler REIT, Inc. 8.75%	200,000	4,040,000
		58,688,102

TOTAL CONVERTIBLE PREFERRED STOCKS		73,556,591

Nonconvertible Preferred Stocks - 18.2%
FINANCIALS - 7.6%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	4,497,219
Brookfield Asset Management, Inc. 4.75% (e)	132,000	2,628,540
		7,125,759
Mortgage Real Estate Investment Trusts - 7.4%
AG Mortgage Investment Trust, Inc.:
8.00%	618,287	15,692,062
8.25%	38,935	998,683
AGNC Investment Corp.:
Series B, 7.75%	427,100	11,190,020
Series C 7.00%	361,900	9,648,254
American Capital Mortgage Investment Corp. Series A, 8.125%	248,636	6,499,345
Annaly Capital Management, Inc.:
Series C, 7.625%	326,429	8,284,768
Series D, 7.50%	621,976	15,798,190
Series E, 7.625%	672,961	17,086,480
Series F 6.95%	1,203,714	31,778,050
Anworth Mortgage Asset Corp. Series A, 8.625%	254,733	6,750,450
Apollo Commercial Real Estate Finance, Inc. Series C, 8.00%	485,559	12,381,706
Arbor Realty Trust, Inc.:
7.375%	457,577	11,558,441
Series A, 8.25%	189,089	4,839,620
Series B, 7.75%	240,000	6,163,200
Series C, 8.50%	100,000	2,622,000
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,853,642
Capstead Mortgage Corp. Series E, 7.50%	202,984	5,096,705
Cherry Hill Mortgage Investment Corp. Series A 8.20%	246,500	6,320,260
Chimera Investment Corp.:
Series A, 8.00%	204,000	5,293,800
Series B, 8.00%	1,257,372	32,503,066
CYS Investments, Inc.:
Series A, 7.75%	118,428	2,972,543
Series B, 7.50%	496,667	12,357,075
Dynex Capital, Inc.:
Series A, 8.50%	362,932	9,237,744
Series B, 7.625%	252,120	6,262,661
Five Oaks Investment Corp. Series A, 8.75%	115,210	2,903,292
Invesco Mortgage Capital, Inc.:
7.50%	712,997	18,124,384
Series A, 7.75%	123,342	3,104,395
Series B, 7.75%	846,483	22,270,968
MFA Financial, Inc.:
8.00%	538,930	13,828,944
Series B, 7.50%	616,232	15,716,997
New York Mortgage Trust, Inc.:
Series B, 7.75%	284,267	7,103,832
Series C, 7.875%	280,725	6,992,860
Series D 8.00% (e)	313,300	7,785,505
PennyMac Mortgage Investment Trust:
8.125%	335,500	8,511,635
Series B 8.00%	546,800	13,888,720
Resource Capital Corp.:
8.25%	96,037	2,373,074
8.625%	168,316	4,238,197
Two Harbors Investment Corp.:
Series A, 8.125%	450,000	12,442,500
Series B 7.625%	429,690	11,408,270
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	137,600	3,645,024
		399,527,362
Real Estate Management & Development - 0.1%
Brookfield Properties Corp. Series EE, 5.10%	142,300	2,806,071
TOTAL FINANCIALS		409,459,192
REAL ESTATE - 10.5%
Equity Real Estate Investment Trusts (REITs) - 10.3%
American Homes 4 Rent:
5.875%	250,809	6,466,608
Series C, 5.50%	915,240	25,965,359
Series D, 6.50%	280,000	7,532,000
Series E, 6.35%	210,000	5,546,100
Series G 5.875%	202,000	5,252,000
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	37,357	950,362
Series F, 7.375%	268,000	6,777,720
Series G, 7.375%	120,000	2,994,000
Series H 7.50%	168,800	4,253,760
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	486,775	13,001,760
Series C, 7.625%	146,969	3,819,901
Series D, 7.125%	136,000	3,481,600
CBL & Associates Properties, Inc.:
Series D, 7.375%	286,376	7,067,760
Series E, 6.625%	139,398	3,461,266
Cedar Realty Trust, Inc.:
Series B, 7.25%	209,971	5,356,570
Series C 6.50%	201,800	5,095,430
City Office REIT, Inc. Series A, 6.625%	138,000	3,524,520
Colony NorthStar, Inc.:
Series B, 8.25%	207,761	5,345,691
Series D, 8.50%	274,915	7,152,574
Series E, 8.75%	481,729	13,006,683
Series G, 7.50%	121,607	3,133,812
Series H, 7.125%	584,350	14,988,578
Series I 7.15%	774,587	19,794,571
Series J 7.15% (e)	912,285	23,172,039
CoreSite Realty Corp. Series A, 7.25%	369,799	9,342,380
DDR Corp.:
Series J, 6.50%	340,721	8,596,391
Series K, 6.25%	228,888	5,758,822
Digital Realty Trust, Inc.:
Series C 6.625%	84,000	2,319,248
Series G, 5.875%	145,444	3,711,731
Series H, 7.375%	50,000	1,334,500
Farmland Partners, Inc. Series B 6.00%	630,000	16,979,319
General Growth Properties, Inc. Series A, 6.375%	166,463	4,214,843
Gladstone Commercial Corp. Series D, 7.00%	538,800	14,008,800
Gladstone Land Corp. Series A, 6.375%	64,000	1,666,752
Global Medical REIT, Inc. Series A 7.50%	135,100	3,381,553
Global Net Lease, Inc. Series A 7.25%	379,000	9,501,530
Government Properties Income Trust 5.875%	202,500	5,228,550
Hersha Hospitality Trust:
Series C, 6.875%	50,000	1,275,000
Series D, 6.50%	200,000	5,150,000
Investors Real Estate Trust Series C 6.625% (e)	320,900	8,118,770
iStar Financial, Inc.:
Series D, 8.00%	126,529	3,239,142
Series G, 7.65%	222,721	5,692,749
Series I, 7.50%	161,269	4,107,763
LaSalle Hotel Properties:
Series I, 6.375%	354,698	8,962,935
Series J, 6.30%	240,000	6,180,576
Monmouth Real Estate Investment Corp. Series C, 6.125%	225,900	5,690,421
National Retail Properties, Inc. Series E, 5.70%	301,404	7,854,588
National Storage Affiliates Trust Series A 6.00% (e)	67,600	1,705,548
Pebblebrook Hotel Trust:
Series C, 6.50%	204,321	5,165,255
Series D, 6.375%	350,000	9,102,030
Pennsylvania (REIT):
Series B, 7.375%	100,510	2,566,020
Series C, 7.20%	51,000	1,341,300
Series D 6.875%	151,800	3,908,850
Plymouth Industrial REIT, Inc. Series A 7.50% (e)	169,400	4,149,944
Prologis, Inc. Series Q, 8.54%	94,446	6,622,554
PS Business Parks, Inc. Series T, 6.00%	73,806	1,865,078
Public Storage:
Series F 5.15%	173,400	4,367,946
Series G 5.05%	42,200	1,065,972
Series Y, 6.375%	102,224	2,710,980
RAIT Financial Trust:
7.125%	336,786	7,503,592
7.625%	224,590	4,036,556
Retail Properties America, Inc. Series A, 7.00%	394,411	9,986,487
Rexford Industrial Realty, Inc. Series A, 5.875%	135,000	3,415,500
Sabra Health Care REIT, Inc. Series A, 7.125%	318,623	8,156,749
Saul Centers, Inc. Series C, 6.875%	315,478	8,013,141
Sotherly Hotels, Inc.:
Series B, 8.00%	68,000	1,722,848
Series C 7.875% (e)	108,200	2,722,312
Spirit Realty Capital, Inc. Series A 6.00% (e)	95,200	2,346,680
Stag Industrial, Inc.:
Series B, 6.625%	80,300	2,056,483
Series C, 6.875%	83,000	2,224,699
Summit Hotel Properties, Inc.:
Series B, 7.875%	190,173	4,896,669
Series C, 7.125%	153,212	3,929,888
Series D, 6.45%	210,000	5,376,000
Sun Communities, Inc. Series A, 7.125%	375,000	9,449,963
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	42,000	1,115,100
Series F, 6.45%	84,000	2,172,576
Taubman Centers, Inc. Series K, 6.25%	157,322	3,966,088
UMH Properties, Inc.:
Series B, 8.00%	319,604	8,892,598
Series C 6.75%	341,140	9,489,014
Urstadt Biddle Properties, Inc.:
Series G, 6.75%	160,000	4,187,200
Series H 6.25%	284,500	7,564,855
VEREIT, Inc. Series F, 6.70%	1,995,725	51,090,560
WP Glimcher, Inc.:
Series H, 7.50%	198,527	5,004,866
Series I, 6.875%	298,115	7,452,875
		560,801,803
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	321,574	8,180,843
Landmark Infrastructure Partners LP Series B, 7.90%	117,700	2,974,279
		11,155,122
TOTAL REAL ESTATE		571,956,925
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield Infrastructure Partners LP Series 5, 5.35%	169,300	3,356,867

TOTAL NONCONVERTIBLE PREFERRED STOCKS		984,772,984

TOTAL PREFERRED STOCKS
(Cost $1,009,118,762)		1,058,329,575
	Principal Amount	Value

Corporate Bonds - 21.7%
Convertible Bonds - 6.1%
FINANCIALS - 4.8%
Mortgage Real Estate Investment Trusts - 4.8%
Blackstone Mortgage Trust, Inc. 4.375% 5/5/22	16,780,000	16,979,263
Colony Financial, Inc.:
3.875% 1/15/21	17,280,000	17,377,200
5% 4/15/23	26,083,000	26,832,886
IAS Operating Partnership LP 5% 3/15/18 (f)	44,020,000	44,515,225
PennyMac Corp. 5.375% 5/1/20	35,606,000	35,160,925
Redwood Trust, Inc. 4.625% 4/15/18	14,700,000	14,773,500
Resource Capital Corp.:
4.5% 8/15/22	5,050,000	4,971,094
6% 12/1/18	6,100,000	6,199,125
8% 1/15/20	13,890,000	14,527,273
RWT Holdings, Inc. 5.625% 11/15/19	36,880,000	37,479,300
Starwood Property Trust, Inc. 4.375% 4/1/23	15,080,000	15,306,200
Two Harbors Investment Corp. 6.25% 1/15/22	4,380,000	4,577,100
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	21,100,000	20,928,563
		259,627,654
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Realty Capital Properties, Inc. 3.75% 12/15/20	25,928,000	26,916,505
RAIT Financial Trust 4% 10/1/33	42,380,000	38,989,600
		65,906,105
Real Estate Management & Development - 0.1%
Consolidated-Tomoka Land Co. 4.5% 3/15/20	3,350,000	3,542,625
TOTAL REAL ESTATE		69,448,730

TOTAL CONVERTIBLE BONDS		329,076,384

Nonconvertible Bonds - 15.6%
CONSUMER DISCRETIONARY - 3.7%
Hotels, Restaurants & Leisure - 0.4%
ESH Hospitality, Inc. 5.25% 5/1/25 (f)	8,040,000	8,311,350
FelCor Lodging LP 6% 6/1/25	2,025,000	2,181,938
Hilton Escrow Issuer LLC 4.25% 9/1/24	2,540,000	2,593,975
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (f)	2,540,000	2,787,650
Times Square Hotel Trust 8.528% 8/1/26 (f)	6,888,575	8,112,846
		23,987,759
Household Durables - 3.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (f)	8,430,000	8,345,700
6.875% 2/15/21 (f)	15,709,000	16,121,361
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27 (f)	7,605,000	7,595,494
6.75% 3/15/25	5,850,000	6,188,130
7.25% 2/1/23 (g)	15,000	15,656
8.75% 3/15/22	7,540,000	8,378,448
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	5,495,000	5,735,406
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (f)	5,580,000	5,845,050
6.5% 12/15/20 (f)	12,085,000	12,341,806
CalAtlantic Group, Inc. 5.875% 11/15/24	3,250,000	3,617,656
D.R. Horton, Inc.:
4.375% 9/15/22	4,175,000	4,440,066
5.75% 8/15/23	2,510,000	2,843,379
KB Home 8% 3/15/20	8,465,000	9,417,313
Lennar Corp.:
4.125% 12/1/18 (g)	5,520,000	5,609,700
4.5% 6/15/19	1,830,000	1,880,325
4.5% 11/15/19	2,000,000	2,062,500
4.5% 4/30/24	3,355,000	3,455,650
M/I Homes, Inc.:
5.625% 8/1/25	2,870,000	2,916,638
6.75% 1/15/21	3,803,000	3,955,120
Meritage Homes Corp.:
5.125% 6/6/27	5,035,000	5,091,644
6% 6/1/25	4,000,000	4,300,000
7% 4/1/22	7,525,000	8,578,500
7.15% 4/15/20	7,060,000	7,748,350
New Home Co. LLC 7.25% 4/1/22	9,200,000	9,614,000
Ryland Group, Inc. 6.625% 5/1/20	1,555,000	1,710,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (f)	4,100,000	4,389,542
TRI Pointe Homes, Inc.:
5.25% 6/1/27	5,045,000	5,158,513
5.875% 6/15/24	3,890,000	4,210,925
William Lyon Homes, Inc.:
5.875% 1/31/25	2,545,000	2,595,900
7% 8/15/22	8,180,000	8,486,750
		172,650,022
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	1,300,000	1,368,250
Multiline Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (f)	3,175,000	3,044,984
TOTAL CONSUMER DISCRETIONARY		201,051,015
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.7%
Ahold Lease U.S.A., Inc. 7.82% 1/2/20	241,094	249,648
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	15,225,000	13,398,000
6.625% 6/15/24	10,760,000	10,114,400
Albertsons, Inc. 8.7% 5/1/30	5,080,000	4,508,500
C&S Group Enterprises LLC 5.375% 7/15/22 (f)	8,860,000	8,594,200
Cumberland Farms, Inc. 6.75% 5/1/25 (f)	2,075,000	2,204,688
		39,069,436
FINANCIALS - 0.7%
Diversified Financial Services - 0.6%
Brixmor Operating Partnership LP:
3.65% 6/15/24	6,000,000	5,971,687
3.85% 2/1/25	8,384,000	8,390,181
4.125% 6/15/26	2,000	2,025
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	3,680,000	3,801,918
6% 8/1/20	12,690,000	13,086,563
		31,252,374
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC 8.375% 11/15/22 (f)	3,403,000	3,420,015
Radian Group, Inc. 4.5% 10/1/24	4,000,000	4,100,000
		7,520,015
TOTAL FINANCIALS		38,772,389
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
QCP SNF West (REIT) LLC 8.125% 11/1/23 (f)	6,245,000	6,494,800
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	5,675,000	5,859,438
5.5% 2/1/21	12,305,000	12,689,531
		25,043,769
INDUSTRIALS - 0.1%
Building Products - 0.1%
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (f)	3,350,000	3,484,000
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24 (f)	1,415,000	1,483,981
REAL ESTATE - 9.9%
Equity Real Estate Investment Trusts (REITs) - 7.4%
American Campus Communities Operating Partnership LP 4.125% 7/1/24	2,000,000	2,091,538
ARC Properties Operating Partnership LP:
3% 2/6/19	2,773,000	2,795,640
4.6% 2/6/24	15,480,000	16,294,370
Care Capital Properties LP 5.125% 8/15/26	19,546,000	19,999,483
CBL & Associates LP:
4.6% 10/15/24	26,758,000	25,416,006
5.25% 12/1/23	11,500,000	11,556,077
5.95% 12/15/26	10,434,000	10,406,277
Corporate Office Properties LP 3.6% 5/15/23	5,000,000	5,044,060
Crown Castle International Corp. 5.25% 1/15/23	4,000,000	4,427,170
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	5,030,000	5,168,325
CubeSmart LP 4.8% 7/15/22	2,000,000	2,164,963
DDR Corp.:
3.625% 2/1/25	6,453,000	6,286,885
4.625% 7/15/22	2,096,000	2,212,711
Equinix, Inc. 5.375% 5/15/27	6,620,000	7,091,675
HCP, Inc.:
4% 6/1/25	1,000,000	1,033,019
4.25% 11/15/23	6,707,000	7,104,556
Health Care REIT, Inc.:
4% 6/1/25	1,551,000	1,612,366
4.125% 4/1/19	2,000,000	2,051,505
Healthcare Realty Trust, Inc.:
3.75% 4/15/23	4,966,000	5,046,733
5.75% 1/15/21	3,095,000	3,386,179
Highwoods/Forsyth LP 3.625% 1/15/23	3,847,000	3,900,729
Hospitality Properties Trust 5% 8/15/22	3,177,000	3,418,119
iStar Financial, Inc.:
4.625% 9/15/20	6,755,000	6,898,544
5% 7/1/19	24,265,000	24,507,650
5.25% 9/15/22	4,220,000	4,325,500
6% 4/1/22	8,375,000	8,710,000
Lexington Corporate Properties Trust 4.4% 6/15/24	2,180,000	2,206,884
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	6,115,000	6,283,163
5.25% 8/1/26	4,385,000	4,565,574
6.375% 3/1/24	4,000,000	4,325,000
National Retail Properties, Inc.:
3.3% 4/15/23	2,000,000	2,023,061
3.5% 10/15/27	3,421,000	3,356,093
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,303,000	3,386,536
4.5% 4/1/27	2,462,000	2,447,843
4.75% 1/15/28	12,204,000	12,244,081
4.95% 4/1/24	2,898,000	3,059,567
Potlatch Corp. 7.5% 11/1/19	1,000,000	1,087,500
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	2,000,000	2,225,324
SBA Communications Corp. 4% 10/1/22 (f)	2,535,000	2,573,025
Select Income REIT:
4.15% 2/1/22	11,170,000	11,383,572
4.25% 5/15/24	5,030,000	5,095,590
4.5% 2/1/25	21,294,000	21,773,292
Senior Housing Properties Trust:
3.25% 5/1/19	7,382,000	7,453,945
4.75% 5/1/24	44,895,000	47,097,772
6.75% 4/15/20	13,624,000	14,620,581
6.75% 12/15/21	8,000,000	8,908,885
VEREIT Operating Partnership LP 4.875% 6/1/26	10,945,000	11,690,150
Vornado Realty LP 2.5% 6/30/19	3,589,000	3,607,757
WP Carey, Inc.:
4% 2/1/25	6,985,000	7,028,391
4.25% 10/1/26	7,242,000	7,359,392
4.6% 4/1/24	11,323,000	11,837,908
		400,590,966
Real Estate Management & Development - 2.5%
CBRE Group, Inc.:
5% 3/15/23	6,020,000	6,230,352
5.25% 3/15/25	3,295,000	3,626,476
Healthcare Trust of America Holdings LP 3.75% 7/1/27	8,395,000	8,396,841
Host Hotels & Resorts LP 5.25% 3/15/22	2,000,000	2,176,473
Howard Hughes Corp. 5.375% 3/15/25 (f)	16,545,000	16,999,988
Hunt Companies, Inc. 9.625% 3/1/21 (f)	7,460,000	7,898,275
Kennedy-Wilson, Inc. 5.875% 4/1/24	31,370,000	32,546,375
Mattamy Group Corp.:
6.5% 10/1/25 (f)	4,835,000	5,040,488
6.875% 12/15/23 (f)	5,425,000	5,696,250
Mid-America Apartments LP:
3.75% 6/15/24	1,663,000	1,709,860
4.3% 10/15/23	5,203,000	5,513,097
Realogy Group LLC/Realogy Co.-Issuer Corp.:
4.875% 6/1/23 (f)	3,365,000	3,464,941
5.25% 12/1/21 (f)	8,290,000	8,580,150
Regency Centers LP 3.6% 2/1/27	2,558,000	2,560,019
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (f)	2,803,000	2,862,536
5.625% 3/1/24 (f)	2,270,000	2,369,313
Washington Prime Group LP 5.95% 8/15/24	21,080,000	21,649,976
		137,321,410
TOTAL REAL ESTATE		537,912,376

TOTAL NONCONVERTIBLE BONDS		846,816,966

TOTAL CORPORATE BONDS
(Cost $1,135,023,666)		1,175,893,350

Asset-Backed Securities - 2.2%
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (f)	3,000,000	3,337,016
Series 2014-SFR3 Class E, 6.418% 12/17/36 (f)	9,025,000	10,201,860
Series 2015-SFR1:
Class E, 5.639% 4/17/52 (f)	1,999,310	2,168,306
Class F, 5.885% 4/17/52 (f)	2,000,000	2,139,499
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (f)	8,259,000	9,182,182
Class XS, 0% 10/17/45 (b)(f)(g)(h)	4,788,228	48
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1 month U.S. LIBOR + 1.500% 2.7389% 3/20/50 (b)(f)(g)(i)	2,250,000	225
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (f)	613,326	617,313
Colony Starwood Homes Series 2016-2A Class F, 1 month U.S. LIBOR + 4.150% 5.3844% 12/17/33 (f)(g)(i)	1,500,000	1,556,573
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	463,596	427,428
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (f)	61,913	61,944
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	2,878,191	2,955,961
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (g)	1,058,147	1,087,725
Series 1997-3 Class M1, 7.53% 3/15/28	6,593,677	6,589,950
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.539% 4.7769% 7/17/34 (f)(g)(i)	6,318,500	6,456,421
Home Partners of America Trust Series 2016-2 Class F, 1 month U.S. LIBOR + 5.250% 5.9344% 10/17/33 (f)(g)(i)	3,393,000	3,525,203
Invitation Homes Trust:
Series 2014-SFR3:
Class E, 1 month U.S. LIBOR + 4.500% 5.7344% 12/17/31 (f)(g)(i)	851,129	856,028
Class F, 1 month U.S. LIBOR + 5.000% 6.2344% 12/17/31 (f)(g)(i)	434,790	440,402
Series 2015-SFR2 Class E, 1 month U.S. LIBOR + 3.150% 4.3844% 6/17/32 (f)(g)(i)	2,450,000	2,462,362
Series 2015-SFR3 Class F, 1 month U.S. LIBOR + 3.650% 5.9844% 8/17/32 (f)(g)(i)	2,000,000	2,039,266
Series 2015-SRF1 Class F, 1 month U.S. LIBOR + 4.550% 5.5344% 3/17/32 (f)(g)(i)	5,500,000	5,555,633
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	817,803	568,828
Merit Securities Corp. Series 13 Class M1, 7.8524% 12/28/33 (g)	1,923,000	1,978,130
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (f)	2,940,000	3,112,923
Series 2016-SFR1 Class F, 1 month U.S. LIBOR + 5.000% 6.2344% 9/17/33 (f)(g)(i)	8,459,000	8,825,355
Series 2017-SFR1 Class F, 5.35% 8/17/34 (f)	3,073,000	3,154,187
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 3.85% 1/17/35 (f)(g)(i)	5,906,000	5,850,730
Class F, 1 month U.S. LIBOR + 3.400% 4.65% 1/17/35 (f)(g)(i)	12,671,000	12,670,980
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 3.9617% 2/5/36 (b)(f)(g)(i)	4,223,599	317
Tricon American Homes Series 2017-SFR1 Class F, 5.151% 9/17/34 (f)	8,442,000	8,539,850
Tricon American Homes Trust Series 2016-SFR1 Class F, 5.769% 11/17/33 (f)	2,544,000	2,603,325
VB-S1 Issuer LLC Series 2016-1A Class F, 6.901% 6/15/46 (f)	7,797,000	8,010,669
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3 month U.S. LIBOR + 1.950% 3.1217% 11/21/40 (f)(g)(i)	250,000	175,000
TOTAL ASSET-BACKED SECURITIES
(Cost $117,233,444)		117,151,639

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.542% 12/25/46 (f)(g)	4,500,000	4,761,803
Series 2010-K7 Class B, 5.6853% 4/25/20 (f)(g)	3,200,000	3,408,624
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 1 month U.S. LIBOR + 11.950% 13.185% 6/10/35(f)(g)(i)	59,108	34,009
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (f)	52	51
RESIX Finance Ltd. floater:
Series 2004-A Class B7, 1 month U.S. LIBOR + 4.250% 5.485% 2/10/36 (b)(f)(g)(i)	61,166	6,139
Series 2004-B Class B7, 1 month U.S. LIBOR + 4.000% 5.235% 2/10/36 (b)(f)(g)(i)	91,981	15,512

TOTAL PRIVATE SPONSOR		8,226,138

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.4749% 2/25/42 (f)(g)	55,366	33,567
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 3.8108% 12/25/42 (a)(g)	15,322	912
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.4608% 6/25/43 (f)(g)	91,825	47,760
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.4471% 10/25/42 (b)(f)(g)	42,940	13,617

TOTAL U.S. GOVERNMENT AGENCY		95,856

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,854,364)		8,321,994

Commercial Mortgage Securities - 16.1%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)	2,000,000	2,213,755
Aventura Mall Trust Series 2013-AVM Class E, 3.8674% 12/5/32 (f)(g)	4,900,000	4,979,961
BANK Series 2017-BNK4 Class D, 3.357% 5/15/50 (f)	3,349,000	2,786,938
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.4272% 9/10/28 (f)(g)	8,413,000	8,182,995
Class F, 4.4272% 9/10/28 (f)(g)	4,074,000	3,742,743
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.9066% 4/12/38 (f)(g)	1,191,163	1,197,214
BX Trust Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 5.5% 10/15/32 (f)(g)(i)	12,691,000	12,730,874
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.6712% 4/10/29 (f)(g)	4,536,000	4,426,251
Class F, 5.6712% 4/10/29 (f)(g)	9,710,000	9,317,934
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (f)	3,391,000	2,787,060
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.9121% 4/10/28 (f)(g)	3,023,000	3,032,866
Class F, 3.9121% 4/10/28 (f)(g)	9,911,000	9,834,421
CGDB Commercial Mortgage Trust:
1 month U.S. LIBOR + 2.500% 3.727% 5/15/30 (f)(g)(i)	2,375,000	2,379,477
Series 2017-BIO Class F, 1 month U.S. LIBOR + 3.250% 4.4844% 5/15/30 (f)(g)(i)	1,500,000	1,498,422
CGMS Commercial Mortgage Trust Series 2017-MDRB:
Class D, 1 month U.S. LIBOR + 3.250% 4.4889% 7/15/30 (f)(g)(i)	5,000,000	5,002,093
Class E, 1 month U.S. LIBOR + 3.872% 5.1104% 7/15/30 (f)(g)(i)	6,741,000	6,707,809
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.2693% 9/10/46 (f)(g)	5,254,000	5,062,068
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.100% 5.589% 7/15/27 (f)(g)(i)	2,933,000	2,951,877
Series 2016-C3 Class D, 3% 11/15/49 (f)	7,089,000	5,339,764
Series 2016-SMPL Class E, 4.509% 9/10/31 (f)	1,701,000	1,731,424
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (f)	7,300,000	5,481,798
Series 2012-CR1:
Class C, 5.4972% 5/15/45 (g)	1,000,000	1,051,692
Class D, 5.4972% 5/15/45 (f)(g)	5,550,000	5,455,032
Class G, 2.462% 5/15/45 (f)	2,180,000	1,309,077
Series 2012-CR5 Class D, 4.47% 12/10/45 (f)(g)	2,000,000	1,926,516
Series 2012-LC4:
Class C, 5.7623% 12/10/44 (g)	2,000,000	2,133,637
Class D, 5.7623% 12/10/44 (f)(g)	11,675,000	10,523,226
Series 2013-CCRE6 Class E, 4.2643% 3/10/46 (f)(g)	882,000	670,700
Series 2013-CR10 Class D, 4.9482% 8/10/46 (f)(g)	4,544,000	3,991,074
Series 2013-CR12 Class D, 5.2514% 10/10/46 (f)(g)	4,500,000	3,906,442
Series 2013-CR6 Class F, 4.2643% 3/10/46 (f)(g)	8,038,000	5,291,258
Series 2013-CR9 Class D, 4.3964% 7/10/45 (f)(g)	1,404,000	1,207,881
Series 2013-LC6 Class D, 4.4252% 1/10/46 (f)(g)	8,301,000	7,726,442
Series 2014-CR17:
Class D, 4.9586% 5/10/47 (f)(g)	2,500,000	2,215,339
Class E, 4.9586% 5/10/47 (f)(g)	3,098,000	2,149,207
Series 2014-UBS2 Class D, 5.1818% 3/10/47 (f)(g)	3,713,000	3,191,328
Series 2016-CD1 Class D, 2.9055% 8/10/49 (f)(g)	9,452,000	7,257,242
Series 2017-CD4 Class D, 3.3% 5/10/50 (f)	2,550,000	2,102,254
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (f)	2,800,000	2,253,832
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 5.0019% 8/15/45 (f)(g)	4,500,000	4,501,480
Class E, 5.0019% 8/15/45 (f)(g)	8,000,000	7,807,876
Core Industrial Trust:
Series 2015-TEXW Class F, 3.977% 2/10/34 (f)(g)	10,945,000	10,532,182
Series 2015-WEST Class F, 4.3677% 2/10/37 (f)(g)	12,745,000	12,388,715
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class F, 6% 5/17/40 (f)	348,605	350,268
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (f)	4,346,000	3,945,351
Series 2017-CX9 Class D, 4.161% 9/15/50 (f)	2,568,000	2,249,182
CSMC Trust:
floater Series 2015-DEAL:
Class E, 1 month U.S. LIBOR + 4.000% 5.239% 4/15/29 (f)(g)(i)	3,000,000	3,011,258
Class F, 1 month U.S. LIBOR + 4.750% 5.989% 4/15/29 (f)(g)(i)	7,803,000	7,812,776
Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 8.4844% 11/15/33 (f)(g)(i)	6,300,000	6,363,527
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (f)(g)	10,853,000	9,858,926
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6846% 11/10/46 (f)(g)	14,031,000	14,786,075
Class G, 4.652% 11/10/46 (f)	12,360,000	10,943,062
Series 2011-LC3A Class D, 5.3454% 8/10/44 (f)(g)	3,945,000	4,110,253
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.664% 12/25/43 (g)(h)	12,206,096	909,870
Series K012 Class X3, 2.3288% 1/25/41 (g)(h)	20,724,866	1,381,130
Series K013 Class X3, 2.9089% 1/25/43 (g)(h)	14,360,000	1,226,554
Series KAIV Class X2, 3.6147% 6/25/46 (g)(h)	7,430,000	857,037
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class DFX, 3.4949% 12/15/34 (f)(g)	1,700,000	1,711,962
Class EFX, 3.4949% 12/15/34 (f)(g)	9,364,000	9,365,239
Class FFX, 3.4949% 12/15/34 (f)(g)	14,402,000	14,299,560
Class GFX, 3.4949% 12/15/34 (f)(g)	21,246,000	20,925,496
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (g)	113,214	113,727
GP Portfolio Trust Series 2014-GPP Class E, 1 month U.S. LIBOR + 4.100% 5.3344% 2/15/27 (f)(g)(i)	2,823,000	2,766,606
GS Mortgage Securities Corp. II Series 2010-C1 Class D, 6.1973% 8/10/43 (f)(g)	1,966,000	2,026,815
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.3558% 12/10/43 (f)(g)	3,000,000	3,063,116
Series 2011-GC5:
Class C, 5.5653% 8/10/44 (f)(g)	9,000,000	9,643,465
Class D, 5.5653% 8/10/44 (f)(g)	7,000,000	6,733,071
Class E, 5.5653% 8/10/44 (f)(g)	8,230,000	6,655,585
Class F, 4.5% 8/10/44 (f)	4,500,000	3,183,651
Series 2012-GC6:
Class C, 5.8406% 1/10/45 (f)(g)	3,600,000	3,876,012
Class D, 5.8406% 1/10/45 (f)(g)	4,165,000	4,008,448
Class E, 5% 1/10/45 (f)(g)	4,516,000	3,876,493
Series 2012-GCJ7:
Class C, 5.8916% 5/10/45 (g)	6,500,000	6,876,525
Class D, 5.8916% 5/10/45 (f)(g)	10,192,000	9,988,750
Class E, 5% 5/10/45 (f)	6,920,000	5,633,547
Series 2012-GCJ9 Class D, 4.9802% 11/10/45 (f)(g)	4,504,000	4,318,387
Series 2013-GC14 Class D, 4.9221% 8/10/46 (f)(g)	1,680,000	1,588,626
Series 2013-GC16:
Class D, 5.5047% 11/10/46 (f)(g)	3,750,000	3,594,716
Class F, 3.5% 11/10/46 (f)	7,303,000	5,198,247
Series 2014-NEW Class D, 3.79% 1/10/31 (f)	2,510,000	2,500,922
Series 2016-GS3 Class D, 2.728% 10/10/49 (f)	3,398,000	2,607,040
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (f)	29,826,000	29,214,567
Series 2016-RENT:
Class E, 4.2022% 2/10/29 (f)(g)	1,609,000	1,605,136
Class F, 4.2022% 2/10/29 (f)(g)	15,890,000	14,912,929
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 1 month U.S. LIBOR + 3.350% 3.2307% 7/15/29 (f)(g)(i)	7,241,000	7,290,541
Series 2016-HHV Class F, 4.3333% 11/5/38 (f)(g)	4,233,000	3,316,445
Series 2016-SFP Class F, 6.0801% 11/5/35 (f)	3,750,000	3,705,902
IMT Trust Series 2017-APTS:
Class EFX, 3.6132% 6/15/34 (f)(g)	9,317,000	8,798,869
Class FFL, 1 month U.S. LIBOR + 2.850% 4.0889% 6/15/34 (f)(g)(i)	3,909,000	3,905,709
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (f)	8,738,000	7,714,291
Series 2014-C26 Class D, 4.0679% 1/15/48 (f)(g)	3,398,000	2,848,154
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (f)	10,241,000	8,290,382
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.2242% 12/15/49 (f)(g)	7,388,000	5,758,069
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.6577% 1/12/37 (f)(g)	785,620	778,650
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (f)(g)	3,000,000	3,305,216
Class D, 7.6935% 12/5/27 (f)(g)	9,550,000	10,396,476
Series 2010-CNTR:
Class D, 6.3899% 8/5/32 (f)(g)	4,500,000	4,802,031
Class XB, 1.1366% 8/5/32 (f)(g)(h)	32,655,000	728,602
Series 2012-CBX:
Class C, 5.3864% 6/15/45 (g)	4,530,000	4,752,354
Class E, 5.3864% 6/15/45 (f)(g)	4,635,000	4,656,400
Class F, 4% 6/15/45 (f)	8,192,000	6,596,731
Class G 4% 6/15/45 (f)	4,044,000	2,551,658
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2005-LDP2 Class E, 4.981% 7/15/42 (g)	2,163,447	2,218,365
Series 2011-C3:
Class E, 5.8018% 2/15/46 (f)(g)	3,205,000	3,205,231
Class H, 4.409% 2/15/46 (f)(g)	7,077,000	5,133,826
Series 2011-C4 Class F, 3.873% 7/15/46 (f)	1,400,000	1,298,114
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (g)	848,000	856,727
Class D, 4.343% 4/15/46 (g)	7,672,000	7,146,533
Class E, 3.25% 4/15/46 (f)(g)	472,000	348,279
Class F, 3.25% 4/15/46 (b)(f)(g)	2,518,000	1,441,508
Series 2014-DSTY Class E, 3.9314% 6/10/27 (f)(g)	2,752,000	2,603,430
Series 2015-UES Class F, 3.7417% 9/5/32 (f)(g)	5,432,000	5,362,785
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (f)	246,719	208,048
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.0142% 1/20/41 (f)(g)	3,000,000	3,017,944
Class E, 5.0142% 1/20/41 (f)(g)	4,800,000	4,457,154
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.7515% 5/12/39 (g)	2,412,869	2,420,790
Mezz Capital Commercial Mortgage Trust Series 2004-C1 Class IO, 9.321% 1/15/37 (f)(g)(h)	125,265	1,127
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.8441% 8/15/45 (f)(g)	2,831,000	2,764,051
Series 2012-C6 Class D, 4.7602% 11/15/45 (f)(g)	2,000,000	1,995,069
Series 2013-C12 Class D, 4.9229% 10/15/46 (f)(g)	7,164,000	6,885,222
Series 2013-C13:
Class D, 5.0528% 11/15/46 (f)(g)	5,221,000	4,945,162
Class E, 5.0528% 11/15/46 (f)(g)	3,379,000	2,682,880
Series 2013-C7:
Class D, 4.3976% 2/15/46 (f)(g)	5,650,000	5,184,991
Class E, 4.3976% 2/15/46(f)(g)	1,000,000	773,552
Series 2013-C9:
Class C, 4.1856% 5/15/46 (g)	3,339,000	3,336,427
Class D, 4.2736% 5/15/46 (f)(g)	5,137,000	4,737,904
Series 2016-C30 Class D, 3% 9/15/49 (f)	5,408,000	4,019,292
Series 2016-C31 Class D, 3% 11/15/49 (f)(g)	1,500,000	1,083,547
Series 2016-C32 Class D, 3.396% 12/15/49 (f)	5,929,000	4,434,264
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.6013% 3/15/45 (f)(g)	7,294,000	6,490,035
Series 1997-RR Class F, 7.51% 4/30/39 (f)(g)	289,778	288,764
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)	1,360,208	1,317,362
Series 2011-C2:
Class D, 5.6658% 6/15/44 (f)(g)	4,887,000	5,053,992
Class E, 5.6658% 6/15/44 (f)(g)	12,150,000	11,549,509
Class F, 5.6658% 6/15/44 (f)(g)	4,440,000	3,647,234
Class XB, 0.6118% 6/15/44 (f)(g)(h)	63,708,222	1,101,834
Series 2011-C3:
Class C, 5.3268% 7/15/49 (f)(g)	2,000,000	2,129,803
Class D, 5.3268% 7/15/49 (f)(g)	7,400,000	7,645,505
Class E, 5.3268% 7/15/49 (f)(g)	832,000	829,436
Class F, 5.1549% 7/15/49 (f)(g)	3,438,050	3,192,468
Class G, 5.3268% 7/15/49 (f)(g)	3,902,000	3,123,550
Series 2012-C4 Class D, 5.6013% 3/15/45 (f)(g)	6,310,000	6,502,891
Series 2015-MS1 Class D, 4.1643% 5/15/48 (f)(g)	10,956,000	9,403,576
Series 2015-UBS8 Class D, 3.18% 12/15/48 (f)	5,013,000	3,983,471
Series 2016-BNK2 Class C, 3% 11/15/49 (f)	3,000,000	2,399,712
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 8.1604% 8/15/19 (f)(g)(i)	7,979,959	8,039,902
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 5.485% 8/15/34 (f)(g)(i)	11,763,629	11,800,471
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (f)	11,648,000	11,763,864
Class E, 6.8087% 11/15/34 (f)	11,364,000	10,850,569
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (f)(g)	1,500,000	1,423,046
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	4,427,444	5,427,161
SCG Trust Series 2013-SRP1 Class D, 1 month U.S. LIBOR + 3.344% 4.5826% 11/15/26 (f)(g)(i)	2,918,000	2,806,748
Starwood Retail Property Trust Series 2014-STAR Class D, 1 month U.S. LIBOR + 3.250% 4.4844% 11/15/27 (f)(g)(i)	2,500,000	2,451,250
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.4754% 8/15/39 (g)	277,149	279,528
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.7304% 5/10/45 (f)(g)	3,235,000	3,260,528
Class E, 5% 5/10/45 (f)(g)	6,339,000	5,392,682
Class F, 5% 5/10/45 (f)(g)	2,221,350	1,510,801
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.2502% 1/10/45 (f)(g)	3,000,000	3,314,273
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (f)	2,540,000	2,747,878
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.7802% 10/15/45 (f)(g)	12,964,000	11,797,843
Class E, 4.7802% 10/15/45 (f)(g)	4,202,000	3,171,699
Series 2016-BNK1 Class D, 3% 8/15/49 (f)	6,979,000	5,576,825
Series 2016-C35 Class D, 3.142% 7/15/48 (f)	18,542,000	13,349,363
Series 2016-NXS6 Class D, 3.059% 11/15/49 (f)	5,094,000	3,855,713
Series 2017-C38 Class D, 3% 7/15/50 (f)(g)	4,373,000	3,485,267
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (f)	4,000,000	2,642,040
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)	4,900,000	5,159,695
Class D, 5.8132% 3/15/44 (f)(g)	1,000,000	875,582
Class E, 5% 3/15/44 (f)	3,000,000	2,441,508
Series 2011-C5:
Class E, 5.8611% 11/15/44 (f)(g)	3,807,000	3,888,010
Class F, 5.25% 11/15/44 (f)(g)	3,000,000	2,611,741
Class G, 5.25% 11/15/44 (f)(g)	2,000,000	1,626,722
Series 2012-C10 Class E, 4.593% 12/15/45 (f)(g)	4,090,000	3,090,373
Series 2012-C7:
Class D, 4.981% 6/15/45 (f)(g)	2,380,000	2,311,666
Class F, 4.5% 6/15/45 (f)	2,000,000	1,489,516
Series 2012-C8 Class E, 5.0554% 8/15/45 (f)(g)	2,922,500	2,834,934
Series 2013-C11:
Class D, 4.3487% 3/15/45 (f)(g)	5,830,000	5,349,299
Class E, 4.3487% 3/15/45 (f)(g)	4,780,000	3,717,755
Series 2013-C13 Class D, 4.1386% 5/15/45 (f)(g)	4,000,000	3,706,518
Series 2013-C16 Class D, 5.1459% 9/15/46 (f)(g)	3,728,000	3,552,022
Series 2013-UBS1 Class D, 4.6268% 3/15/46 (f)(g)	4,589,000	4,279,420
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.721% 4.9547% 11/15/29 (f)(g)(i)	5,152,378	5,161,850
Class G, 1 month U.S. LIBOR + 3.001% 4.2544% 11/15/29 (f)(g)(i)	8,859,793	8,729,224
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (f)(g)	6,725,000	5,189,845
Class PR2, 3.6332% 6/5/35 (f)(g)	2,541,000	1,854,175
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $856,519,091)		873,309,233

Bank Loan Obligations - 4.9%
CONSUMER DISCRETIONARY - 1.1%
Hotels, Restaurants & Leisure - 0.9%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7423% 10/11/20 (g)(i)	8,952,098	8,956,932
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2423% 5/8/21 (g)(i)	6,054,156	6,055,427
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 9/28/24 (i)(j)	3,380,000	3,400,517
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7423% 8/30/23 (g)(i)	4,435,284	4,460,521
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.735% 11/30/23 (g)(i)	2,957,650	2,977,259
Hilton Los Cabos 3 month U.S. LIBOR + 8.000% 9.455% 9/9/18 (b)(g)(i)	5,375,000	5,375,000
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.1092% 4/14/21 (g)(i)	12,885,132	12,937,446
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3699% 4/27/24 (g)(i)	2,643,375	2,647,155
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.56% 5/11/24 (g)(i)	3,338,225	3,361,192
		50,171,449
Multiline Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5678% 6/23/23 (g)(i)	12,604,560	11,536,702

TOTAL CONSUMER DISCRETIONARY		61,708,151

CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.3172% 6/22/23 (g)(i)	13,012,787	12,595,336
3 month U.S. LIBOR + 3.000% 4.3297% 12/21/22 (g)(i)	11,586,725	11,208,881
		23,804,217
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.0828% 12/19/20 (g)(i)	22,846,227	21,475,453
Panda Temple Power, LLC term loan 3 month U.S. LIBOR + 6.000% 7.3328% 4/3/19 (g)(i)	13,905,544	12,575,896
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.985% 10/2/23 (g)(i)	5,767,057	5,810,310
		39,861,659
FINANCIALS - 0.3%
Real Estate Management & Development - 0.2%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5864% 11/4/21 (g)(i)	12,417,271	12,485,193
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.2378% 12/5/20 (g)(i)	4,430,462	4,431,835

TOTAL FINANCIALS		16,917,028

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.3169% 1/27/21 (g)(i)	6,266,638	6,056,580
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7423% 4/7/21 (g)(i)	3,860,000	3,870,847
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.800% 3.035% 2/6/22 (b)(g)(i)	25,000,000	24,187,500
iStar Financial, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2383% 7/1/20 (g)(i)	6,695,631	6,770,957
QCP SNF West (REIT) LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.4923% 10/31/22 (g)(i)	6,739,075	6,785,440
		37,743,897
Real Estate Management & Development - 0.6%
Americold Realty Operating Partnership LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.9923% 12/1/22 (g)(i)	11,309,186	11,436,415
Capital Automotive LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.25% 3/24/24 (g)(i)	3,120,145	3,124,825
Simply Storage Management LLC 8.2375% 9/6/21 (b)(g)	16,974,000	16,974,000
		31,535,240

TOTAL REAL ESTATE		69,279,137

UTILITIES - 0.9%
Electric Utilities - 0.4%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 3.74% 1/31/22 (g)(i)	7,139,032	7,142,030
Dayton Power & Light Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5% 8/24/22 (g)(i)	3,989,850	4,037,249
Lightstone Holdco LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.7423% 1/30/24 (g)(i)	9,145,948	9,177,410
Tranche C, term loan 3 month U.S. LIBOR + 4.500% 5.7423% 1/30/24 (g)(i)	569,885	571,846
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.84% 12/2/21 (g)(i)	2,497,040	2,334,732
		23,263,267
Independent Power and Renewable Electricity Producers - 0.5%
APLP Holdings LP Tranche B, term loan:
3 month U.S. LIBOR + 4.250% 4.7423% 4/13/23 (g)(i)	2,570,000	2,593,284
3 month U.S. LIBOR + 4.250% 5.485% 4/13/23 (g)(i)	6,026,221	6,080,818
Dynegy, Inc. Tranche C, term loan 3 month U.S. LIBOR + 3.250% 4.4923% 2/7/24 (g)(i)	1,533,797	1,542,202
MRP Generation Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 7.000% 8.3328% 10/18/22 (g)(i)	14,594,114	13,700,224
		23,916,528

TOTAL UTILITIES		47,179,795

TOTAL BANK LOAN OBLIGATIONS
(Cost $270,875,367)		268,677,414

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (b)(f)	1,220,000	122
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(f)	500,000	83,750
TOTAL PREFERRED SECURITIES
(Cost $1,297,768)		83,872
	Shares	Value

Money Market Funds - 6.6%
Fidelity Cash Central Fund, 1.10% (k)	328,048,130	328,113,739
Fidelity Securities Lending Cash Central Fund 1.11% (k)(l)	28,204,690	28,207,510
TOTAL MONEY MARKET FUNDS
(Cost $356,264,611)		356,321,249
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $5,040,402,784)		5,445,480,617
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(22,797,490)
NET ASSETS - 100%		$5,422,683,127

Legend

 (a) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $150,554 or 0.0% of net assets.

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated company

 (e) Non-income producing

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,158,009,972 or 21.4% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (j) The coupon rate will be determined upon settlement of the loan after period end.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 3.8108% 12/25/42	3/25/03	$9,110
Stanley Martin Communities LLC Class B (Escrow)	7/17/16	$121,944

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$922,619
Fidelity Securities Lending Cash Central Fund	31,078
Total	$953,697

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Acadia Realty Trust (SBI)	$124,832,133	$--	$--	$1,091,337	$--	$(6,673,944)	$118,158,189
Great Ajax Corp.	21,962,447	--	--	473,329	--	362,885	22,325,332
Great Ajax Corp. 7.25%	4,545,000	--	--	81,563	--	56,250	4,601,250
Total	$151,339,580	$--	$--	$1,646,229	$--	$(6,254,809)	$145,084,771

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$31,552,857	$31,403,215	$--	$149,642
Financials	717,287,114	702,418,625	14,868,489	--
Real Estate	1,893,525,028	1,833,273,087	49,513,645	10,738,296
Utilities	3,356,867	3,356,867	--	--
Corporate Bonds	1,175,893,350	--	1,175,893,350	--
Asset-Backed Securities	117,151,639	--	117,151,049	590
Collateralized Mortgage Obligations	8,321,994	--	8,286,726	35,268
Commercial Mortgage Securities	873,309,233	--	871,867,725	1,441,508
Bank Loan Obligations	268,677,414	--	222,140,914	46,536,500
Preferred Securities	83,872	--	--	83,872
Money Market Funds	356,321,249	356,321,249	--	--
Total Investments in Securities:	$5,445,480,617	$2,926,773,043	$2,459,721,898	$58,985,676

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$55,633,351
Net Realized Gain (Loss) on Investment Securities	(53,033)
Net Unrealized Gain (Loss) on Investment Securities	464,518
Cost of Purchases	16,113,296
Proceeds of Sales	(13,013,873)
Amortization/Accretion	13,835
Transfers into Level 3	--
Transfers out of Level 3	(172,418)
Ending Balance	$58,985,676
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2017	$388,125

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Blue Chip Value Fund

October 31, 2017

BCV-QTLY-1217
1.809087.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Media - 7.0%
CBS Corp. Class B	109,500	$6,145,140
Interpublic Group of Companies, Inc.	270,200	5,201,350
Lions Gate Entertainment Corp. Class B	201,077	5,561,790
Time Warner, Inc.	43,200	4,246,128
Twenty-First Century Fox, Inc. Class A	250,400	6,547,960
WPP PLC	18,700	330,602
		28,032,970
Textiles, Apparel & Luxury Goods - 1.8%
PVH Corp.	55,300	7,012,593

TOTAL CONSUMER DISCRETIONARY		35,045,563

CONSUMER STAPLES - 8.5%
Beverages - 1.8%
C&C Group PLC	2,110,912	7,243,907
Food & Staples Retailing - 2.3%
CVS Health Corp.	132,000	9,045,960
Safeway, Inc.:
rights (a)(b)	48,800	0
rights (a)(b)	48,800	8,784
		9,054,744
Food Products - 2.9%
Kellogg Co.	70,500	4,408,365
The J.M. Smucker Co.	67,300	7,137,165
		11,545,530
Tobacco - 1.5%
British American Tobacco PLC sponsored ADR	95,600	6,156,640

TOTAL CONSUMER STAPLES		34,000,821

ENERGY - 7.2%
Oil, Gas & Consumable Fuels - 7.2%
GasLog Partners LP	246,300	5,849,625
Golar LNG Partners LP	225,300	4,904,781
Teekay Corp. (c)	809,100	6,553,710
Teekay LNG Partners LP	433,300	7,474,425
Teekay Offshore Partners LP	1,592,900	4,077,824
		28,860,365
FINANCIALS - 31.8%
Banks - 11.3%
JPMorgan Chase & Co.	138,616	13,946,156
U.S. Bancorp	234,597	12,757,385
Wells Fargo & Co.	327,298	18,374,510
		45,078,051
Capital Markets - 1.5%
Goldman Sachs Group, Inc.	24,000	5,819,520
Consumer Finance - 3.1%
Capital One Financial Corp.	58,433	5,386,354
Discover Financial Services	108,300	7,205,199
		12,591,553
Diversified Financial Services - 6.2%
Berkshire Hathaway, Inc. Class B (a)	133,200	24,900,407
Insurance - 9.7%
Allstate Corp.	92,700	8,700,822
Chubb Ltd.	65,500	9,878,710
Prudential PLC	437,417	10,736,565
The Travelers Companies, Inc.	71,600	9,483,420
		38,799,517

TOTAL FINANCIALS		127,189,048

HEALTH CARE - 16.1%
Biotechnology - 5.5%
Amgen, Inc.	88,400	15,489,448
Dyax Corp. rights 12/31/19 (a)(b)	236,600	792,610
Shire PLC sponsored ADR	37,968	5,605,216
		21,887,274
Health Care Providers & Services - 7.4%
Anthem, Inc.	42,100	8,807,741
Cigna Corp.	68,700	13,549,014
McKesson Corp.	51,400	7,087,032
		29,443,787
Pharmaceuticals - 3.2%
Allergan PLC	35,200	6,238,496
Bayer AG	51,100	6,647,036
		12,885,532

TOTAL HEALTH CARE		64,216,593

INDUSTRIALS - 5.1%
Aerospace & Defense - 2.3%
United Technologies Corp.	78,700	9,425,112
Professional Services - 2.8%
Dun & Bradstreet Corp.	57,600	6,729,408
Nielsen Holdings PLC	117,400	4,352,018
		11,081,426

TOTAL INDUSTRIALS		20,506,538

INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 1.9%
Cisco Systems, Inc.	220,285	7,522,733
Internet Software & Services - 2.1%
Alphabet, Inc. Class A (a)	8,300	8,574,232
IT Services - 3.0%
Cognizant Technology Solutions Corp. Class A	93,000	7,037,310
The Western Union Co.	256,200	5,088,132
		12,125,442
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	34,700	5,865,688

TOTAL INFORMATION TECHNOLOGY		34,088,095

MATERIALS - 3.0%
Chemicals - 3.0%
LyondellBasell Industries NV Class A	53,100	5,497,443
Monsanto Co.	55,000	6,660,500
		12,157,943
REAL ESTATE - 2.4%
Real Estate Management & Development - 2.4%
CBRE Group, Inc. (a)	242,800	9,546,896
UTILITIES - 3.6%
Electric Utilities - 3.6%
Exelon Corp.	205,900	8,279,239
Xcel Energy, Inc.	119,700	5,927,544
		14,206,783
TOTAL COMMON STOCKS
(Cost $325,216,177)		379,818,645

Money Market Funds - 7.0%
Fidelity Cash Central Fund, 1.10% (d)	21,263,236	21,267,489
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	6,714,981	6,715,652
TOTAL MONEY MARKET FUNDS
(Cost $27,983,420)		27,983,141
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $353,199,597)		407,801,786
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(8,004,176)
NET ASSETS - 100%		$399,797,610

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$48,983
Fidelity Securities Lending Cash Central Fund	172,467
Total	$221,450

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$35,045,563	$34,714,961	$330,602	$--
Consumer Staples	34,000,821	33,992,037	--	8,784
Energy	28,860,365	28,860,365	--	--
Financials	127,189,048	116,452,483	10,736,565	--
Health Care	64,216,593	56,776,947	6,647,036	792,610
Industrials	20,506,538	20,506,538	--	--
Information Technology	34,088,095	34,088,095	--	--
Materials	12,157,943	12,157,943	--	--
Real Estate	9,546,896	9,546,896	--	--
Utilities	14,206,783	14,206,783	--	--
Money Market Funds	27,983,141	27,983,141	--	--
Total Investments in Securities:	$407,801,786	$389,286,189	$17,714,203	$801,394

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$6,088,520
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Value Fund

October 31, 2017

SCV-QTLY-1217
1.823236.113

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.9%
Standard Motor Products, Inc.	712,800	$31,127,976
Diversified Consumer Services - 2.9%
Grand Canyon Education, Inc. (a)	586,700	52,515,517
Strayer Education, Inc.	527,400	49,433,202
		101,948,719
Hotels, Restaurants & Leisure - 2.1%
Cedar Fair LP (depositary unit)	1,203,300	75,326,580
Household Durables - 6.5%
CalAtlantic Group, Inc.	2,500,000	123,350,000
LGI Homes, Inc. (a)(b)	586,300	35,371,479
Meritage Homes Corp. (a)	1,413,578	68,841,249
		227,562,728
Specialty Retail - 1.8%
Aaron's, Inc. Class A	1,706,100	62,784,480

TOTAL CONSUMER DISCRETIONARY		498,750,483

CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 1.7%
United Natural Foods, Inc. (a)	1,548,700	60,043,099
ENERGY - 3.7%
Energy Equipment & Services - 2.0%
ShawCor Ltd. Class A	3,200,400	69,361,432
Oil, Gas & Consumable Fuels - 1.7%
LINN Energy, Inc.	1,551,900	59,825,745

TOTAL ENERGY		129,187,177

FINANCIALS - 30.2%
Banks - 18.0%
Associated Banc-Corp.	2,700,000	68,310,000
Banner Corp.	255,100	14,622,332
BOK Financial Corp.	1,000,000	86,470,000
Cullen/Frost Bankers, Inc.	1,000,000	98,500,000
CVB Financial Corp.	4,428,610	105,666,635
First Citizen Bancshares, Inc.	140,370	56,849,850
First Citizen Bancshares, Inc. Class A	180,954	73,286,370
Hilltop Holdings, Inc.	531,100	12,512,716
Popular, Inc.	833,500	30,572,780
UMB Financial Corp.	1,200,000	88,236,000
		635,026,683
Capital Markets - 3.0%
Federated Investors, Inc. Class B (non-vtg.)	1,990,100	61,832,407
OM Asset Management Ltd.	2,895,301	44,240,199
		106,072,606
Insurance - 7.9%
Argo Group International Holdings, Ltd.	128,500	8,089,075
Enstar Group Ltd. (a)	274,600	62,553,880
First American Financial Corp.	2,147,700	116,877,834
ProAssurance Corp.	1,633,300	91,546,465
		279,067,254
Thrifts & Mortgage Finance - 1.3%
Washington Federal, Inc.	1,250,000	43,500,000

TOTAL FINANCIALS		1,063,666,543

HEALTH CARE - 7.2%
Health Care Equipment & Supplies - 4.1%
LivaNova PLC (a)	1,979,851	146,310,988
Health Care Providers & Services - 1.3%
Civitas Solutions, Inc. (a)(c)	2,438,346	45,475,153
Health Care Technology - 0.8%
Cegedim SA (a)	687,405	26,744,172
Pharmaceuticals - 1.0%
Innoviva, Inc. (a)(b)	2,771,053	33,917,689

TOTAL HEALTH CARE		252,448,002

INDUSTRIALS - 14.2%
Aerospace & Defense - 3.0%
Moog, Inc. Class A (a)	1,222,900	107,321,704
Airlines - 0.1%
Allegiant Travel Co.	16,590	2,262,876
Electrical Equipment - 4.2%
AZZ, Inc.	500,000	23,900,000
Melrose Industries PLC	15,000,000	43,809,028
Regal Beloit Corp.	1,005,368	81,585,613
		149,294,641
Machinery - 2.1%
Mueller Industries, Inc.	2,100,000	72,975,000
Road & Rail - 2.7%
Genesee & Wyoming, Inc. Class A (a)	1,317,600	94,577,328
Trading Companies & Distributors - 2.1%
WESCO International, Inc. (a)	1,200,000	75,780,000

TOTAL INDUSTRIALS		502,211,549

INFORMATION TECHNOLOGY - 12.5%
Electronic Equipment & Components - 5.0%
Jabil, Inc.	109,800	3,105,144
SYNNEX Corp.	500,000	67,440,000
Tech Data Corp. (a)	1,143,200	106,054,664
		176,599,808
Internet Software & Services - 3.8%
Cimpress NV (a)(b)	545,600	59,546,784
comScore, Inc. (a)	47,500	1,418,825
j2 Global, Inc.	1,000,000	74,140,000
		135,105,609
IT Services - 2.8%
Presidio, Inc.	657,200	9,726,560
Science Applications International Corp.	1,200,000	88,008,000
		97,734,560
Technology Hardware, Storage & Peripherals - 0.9%
Super Micro Computer, Inc. (a)	1,500,000	29,850,000

TOTAL INFORMATION TECHNOLOGY		439,289,977

MATERIALS - 4.2%
Containers & Packaging - 2.5%
Silgan Holdings, Inc.	3,000,000	87,750,000
Metals & Mining - 1.7%
Compass Minerals International, Inc. (b)	917,800	60,207,680

TOTAL MATERIALS		147,957,680

REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 5.2%
CareTrust (REIT), Inc.	593,600	11,219,040
Potlatch Corp.	438,300	22,703,940
Sabra Health Care REIT, Inc.	2,854,100	56,853,672
Store Capital Corp.	3,809,300	94,051,617
		184,828,269
UTILITIES - 4.5%
Electric Utilities - 4.5%
El Paso Electric Co.	1,548,300	89,027,250
IDACORP, Inc.	743,900	68,461,117
		157,488,367
TOTAL COMMON STOCKS
(Cost $2,580,447,682)		3,435,871,146
	Principal Amount	Value

Nonconvertible Bonds - 0.3%
INDUSTRIALS - 0.3%
Machinery - 0.3%
Mueller Industries, Inc. 6% 3/1/27 (Cost $10,499,000)	10,499,000	10,787,723
	Shares	Value

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 1.10% (d)	83,968,080	83,984,874
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	74,970,128	74,977,625
TOTAL MONEY MARKET FUNDS
(Cost $158,959,103)		158,962,499
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $2,749,905,785)		3,605,621,368
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(84,042,680)
NET ASSETS - 100%		$3,521,578,688

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$198,359
Fidelity Securities Lending Cash Central Fund	89,492
Total	$287,851

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Civitas Solutions, Inc.	$44,625,000	$--	$1,136,672	$--	$(2,661)	$1,989,486	$45,475,153
Total	$44,625,000	$--	$1,136,672	$--	$(2,661)	$1,989,486	$45,475,153

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$498,750,483	$498,750,483	$--	$--
Consumer Staples	60,043,099	60,043,099	--	--
Energy	129,187,177	129,187,177	--	--
Financials	1,063,666,543	1,063,666,543	--	--
Health Care	252,448,002	252,448,002	--	--
Industrials	502,211,549	502,211,549	--	--
Information Technology	439,289,977	439,289,977	--	--
Materials	147,957,680	147,957,680	--	--
Real Estate	184,828,269	184,828,269	--	--
Utilities	157,488,367	157,488,367	--	--
Corporate Bonds	10,787,723	--	10,787,723	--
Money Market Funds	158,962,499	158,962,499	--	--
Total Investments in Securities:	$3,605,621,368	$3,594,833,645	$10,787,723	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees(the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Blue Chip Growth Fund

October 31, 2017

XS1-QTLY-1217
1.967991.103

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 24.6%
Auto Components - 0.1%
Delphi Automotive PLC	40,400	$4,014,952
Hertz Global Holdings, Inc. (a)	50,800	1,263,396
		5,278,348
Automobiles - 2.4%
General Motors Co.	90,000	3,868,200
Tesla, Inc. (a)(b)	397,237	131,695,983
		135,564,183
Diversified Consumer Services - 0.3%
Chegg, Inc. (a)(b)	126,500	1,962,015
Grand Canyon Education, Inc. (a)	14,500	1,297,895
New Oriental Education & Technology Group, Inc. sponsored ADR	139,100	11,578,684
ServiceMaster Global Holdings, Inc. (a)	107,800	5,078,458
		19,917,052
Hotels, Restaurants & Leisure - 3.5%
Alsea S.A.B. de CV	358,600	1,087,112
Caesars Entertainment Corp. (a)	302,400	3,916,080
Chipotle Mexican Grill, Inc. (a)(b)	135,000	36,706,500
Dave & Buster's Entertainment, Inc. (a)	151,200	7,287,840
Del Taco Restaurants, Inc. (a)	166,300	2,110,347
Delta Corp. Ltd.	115,839	474,895
Las Vegas Sands Corp.	109,900	6,965,462
Marriott International, Inc. Class A	103,300	12,342,284
McDonald's Corp.	199,000	33,215,090
Melco Crown Entertainment Ltd. sponsored ADR	130,700	3,304,096
MGM Mirage, Inc.	475,600	14,910,060
Penn National Gaming, Inc. (a)	291,000	7,592,190
Royal Caribbean Cruises Ltd.	37,500	4,641,375
Shake Shack, Inc. Class A (a)(b)	292,100	11,088,116
Starbucks Corp.	564,620	30,963,761
U.S. Foods Holding Corp. (a)	318,900	8,699,592
Vail Resorts, Inc.	10,800	2,473,416
Wyndham Worldwide Corp.	81,200	8,676,220
Yum China Holdings, Inc.	188,500	7,605,975
		204,060,411
Household Durables - 0.8%
D.R. Horton, Inc.	79,000	3,492,590
Forbo Holding AG (Reg.)	390	589,505
Neinor Homes SLU	49,700	1,021,523
Panasonic Corp.	118,900	1,795,314
Roku, Inc. Class A	51,300	1,045,494
SodaStream International Ltd. (a)	233,380	14,859,305
Sony Corp.	344,700	14,420,419
Sony Corp. sponsored ADR	140,400	6,094,764
		43,318,914
Internet & Direct Marketing Retail - 8.1%
Amazon.com, Inc. (a)	284,580	314,540,582
Blue Apron Holdings, Inc.:
Class B	228,111	1,033,685
Class B	57,027	269,299
Boohoo.Com PLC (a)	972,600	2,589,976
Ctrip.com International Ltd. ADR (a)	79,286	3,797,007
JD.com, Inc. sponsored ADR (a)	1,028,600	38,593,072
Netflix, Inc. (a)	230,546	45,286,151
NutriSystem, Inc. (b)	41,500	2,072,925
Priceline Group, Inc. (a)	27,400	52,387,704
Start Today Co. Ltd.	65,400	1,791,282
The Honest Co., Inc. (a)(c)(d)	71,609	1,322,217
Wayfair LLC Class A (a)	14,700	1,027,530
		464,711,430
Leisure Products - 0.1%
Spin Master Corp. (a)	148,900	5,512,335
Media - 0.3%
China Literature Ltd.	4,374	30,837
Live Nation Entertainment, Inc. (a)	46,000	2,013,880
Naspers Ltd. Class N	37,700	9,185,854
WME Entertainment Parent, LLC Class A (c)(d)(e)	2,954,333	7,385,833
		18,616,404
Multiline Retail - 1.3%
B&M European Value Retail S.A.	352,631	1,860,742
Dollar Tree, Inc. (a)	748,500	68,300,625
Ollie's Bargain Outlet Holdings, Inc. (a)	53,000	2,366,450
Target Corp.	21,200	1,251,648
V-Mart Retail Ltd. (a)	52,016	1,155,197
		74,934,662
Specialty Retail - 3.5%
American Eagle Outfitters, Inc.	135,600	1,765,512
Five Below, Inc. (a)	96,400	5,326,100
Floor & Decor Holdings, Inc. Class A	114,800	4,327,960
Home Depot, Inc.	608,300	100,843,974
L Brands, Inc.	56,514	2,432,363
Lowe's Companies, Inc.	118,100	9,442,095
Lumber Liquidators Holdings, Inc. (a)(b)	94,900	2,921,022
RH (a)(b)	335,818	30,196,755
Ross Stores, Inc.	206,300	13,097,987
Signet Jewelers Ltd.	25,900	1,698,263
The Children's Place Retail Stores, Inc.	69,700	7,583,360
TJX Companies, Inc.	299,300	20,891,140
		200,526,531
Textiles, Apparel & Luxury Goods - 4.2%
adidas AG	311,253	69,267,672
Canada Goose Holdings, Inc.	63,200	1,354,041
Despegar.com Corp.	79,300	2,442,440
Emerald Expositions Events, Inc.	52,600	1,225,054
G-III Apparel Group Ltd. (a)	130,180	3,298,761
Kering SA	73,900	33,873,430
lululemon athletica, Inc. (a)	513,559	31,589,014
LVMH Moet Hennessy - Louis Vuitton SA	23,853	7,114,476
Michael Kors Holdings Ltd. (a)	213,900	10,440,459
NIKE, Inc. Class B	468,400	25,757,316
Prada SpA	795,800	2,754,198
PVH Corp.	134,600	17,068,626
Shenzhou International Group Holdings Ltd.	160,000	1,365,909
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	700,100	22,347,192
Tapestry, Inc.	220,500	9,029,475
Tory Burch LLC (c)(d)(e)	106,817	4,728,789
Under Armour, Inc. Class C (non-vtg.) (a)	38,000	438,140
		244,094,992

TOTAL CONSUMER DISCRETIONARY		1,416,535,262

CONSUMER STAPLES - 4.5%
Beverages - 1.0%
Constellation Brands, Inc. Class A (sub. vtg.)	96,600	21,164,094
Diageo PLC	91,994	3,141,488
Fever-Tree Drinks PLC	74,288	2,092,698
Monster Beverage Corp. (a)	529,543	30,676,426
National Beverage Corp.	26,700	2,613,930
		59,688,636
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	221,300	35,647,004
Kroger Co.	84,400	1,747,080
Performance Food Group Co. (a)	198,200	5,609,060
Wal-Mart Stores, Inc.	13,100	1,143,761
		44,146,905
Food Products - 0.5%
Associated British Foods PLC	80,437	3,559,656
Blue Bottle Coffee, Inc. Class C (Escrow) (c)(d)	234,006	547,574
Blue Buffalo Pet Products, Inc. (a)	73,100	2,114,783
Bunge Ltd.	56,600	3,892,948
Danone SA	20,900	1,708,182
Darling International, Inc. (a)	99,900	1,823,175
Lamb Weston Holdings, Inc.	57,100	2,911,529
The Hain Celestial Group, Inc. (a)	184,800	6,656,496
TreeHouse Foods, Inc. (a)	50,900	3,378,742
Tyson Foods, Inc. Class A	16,100	1,173,851
		27,766,936
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	49,600	5,452,032
Personal Products - 1.1%
Coty, Inc. Class A	545,900	8,406,860
Estee Lauder Companies, Inc. Class A	77,300	8,642,913
Herbalife Ltd. (a)	315,738	22,928,894
Kose Corp.	25,700	3,125,449
Unilever NV (NY Reg.)	373,900	21,671,244
		64,775,360
Tobacco - 1.0%
British American Tobacco PLC:
(United Kingdom)	16,396	1,059,343
sponsored ADR	539,800	34,763,120
Imperial Tobacco Group PLC	445	18,147
Philip Morris International, Inc.	219,300	22,947,552
		58,788,162

TOTAL CONSUMER STAPLES		260,618,031

ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Shelf Drilling Ltd.	212,500	1,691,050
U.S. Silica Holdings, Inc.	39,300	1,199,043
		2,890,093
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp.	265,978	13,131,334
Bharat Petroleum Corp. Ltd.	156,201	1,306,540
Cimarex Energy Co.	89,930	10,515,515
Continental Resources, Inc. (a)	396,664	16,148,191
Diamondback Energy, Inc. (a)	119,100	12,762,756
EOG Resources, Inc.	104,526	10,439,012
Parsley Energy, Inc. Class A (a)	130,600	3,473,960
Petronet LNG Ltd.	172,492	692,232
Pioneer Natural Resources Co.	75,900	11,359,953
Reliance Industries Ltd.	792,482	11,515,161
		91,344,654

TOTAL ENERGY		94,234,747

FINANCIALS - 3.5%
Banks - 1.9%
Bank of America Corp.	1,467,400	40,192,086
Citigroup, Inc.	338,889	24,908,342
HDFC Bank Ltd. sponsored ADR	100,700	9,294,610
JPMorgan Chase & Co.	337,472	33,953,058
Kotak Mahindra Bank Ltd.	149,655	2,369,172
		110,717,268
Capital Markets - 1.5%
BlackRock, Inc. Class A	30,700	14,454,481
CBOE Holdings, Inc.	97,300	11,000,738
Charles Schwab Corp.	196,200	8,797,608
E*TRADE Financial Corp. (a)	26,600	1,159,494
Fairfax India Holdings Corp. (a)	427,900	7,265,742
Goldman Sachs Group, Inc.	101,900	24,708,712
Morgan Stanley	216,300	10,815,000
MSCI, Inc.	14,000	1,643,040
TD Ameritrade Holding Corp.	110,900	5,543,891
		85,388,706
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class B (a)	26,300	4,916,522

TOTAL FINANCIALS		201,022,496

HEALTH CARE - 11.4%
Biotechnology - 7.8%
AC Immune SA (a)	235,150	2,765,364
ACADIA Pharmaceuticals, Inc. (a)	87,700	3,054,591
Acceleron Pharma, Inc. (a)	19,900	776,100
Achaogen, Inc. (a)	97,700	1,242,744
Agios Pharmaceuticals, Inc. (a)	116,323	7,476,079
Aimmune Therapeutics, Inc. (a)	113,000	3,284,910
Alexion Pharmaceuticals, Inc. (a)	428,404	51,262,823
Alkermes PLC (a)	387,700	18,904,252
Alnylam Pharmaceuticals, Inc. (a)	339,100	41,315,944
Amgen, Inc.	215,598	37,777,082
AnaptysBio, Inc.	11,600	765,948
Arena Pharmaceuticals, Inc. (a)	42,800	1,199,684
Ascendis Pharma A/S sponsored ADR (a)	116,100	3,945,078
BeiGene Ltd. ADR (a)	18,200	1,679,860
Biogen, Inc. (a)	124,800	38,895,168
BioMarin Pharmaceutical, Inc. (a)	91,000	7,470,190
bluebird bio, Inc. (a)	122,100	16,984,110
Celgene Corp. (a)	271,900	27,453,743
Cellectis SA sponsored ADR (a)	25,300	885,753
Chiasma, Inc. warrants (a)	23,784	9,629
Chimerix, Inc. (a)	31,200	153,504
Coherus BioSciences, Inc. (a)	194,600	2,189,250
CytomX Therapeutics, Inc. (a)(f)	137,854	2,757,080
CytomX Therapeutics, Inc. (a)	53,200	1,064,000
DBV Technologies SA sponsored ADR (a)	33,900	793,938
Editas Medicine, Inc. (a)(b)	159,389	3,952,847
Epizyme, Inc. (a)	80,900	1,351,030
Exact Sciences Corp. (a)	69,300	3,810,807
Exelixis, Inc. (a)	621,700	15,411,943
FibroGen, Inc. (a)	73,300	4,093,805
Flexion Therapeutics, Inc. (a)(b)	21,800	479,818
GenSight Biologics SA (a)	204,014	1,223,875
Global Blood Therapeutics, Inc. (a)	164,300	6,539,140
Grifols SA ADR	30,900	730,785
Heron Therapeutics, Inc. (a)	35,600	546,460
Insmed, Inc. (a)	38,700	1,045,287
Intellia Therapeutics, Inc. (a)(b)	135,757	4,224,758
Intercept Pharmaceuticals, Inc. (a)	76,600	4,720,858
Ionis Pharmaceuticals, Inc. (a)	62,200	3,552,242
Ironwood Pharmaceuticals, Inc. Class A (a)	412,616	6,346,034
La Jolla Pharmaceutical Co. (a)	49,300	1,693,948
Merrimack Pharmaceuticals, Inc.	61,320	719,897
Momenta Pharmaceuticals, Inc. (a)	35,300	497,730
Neurocrine Biosciences, Inc. (a)	198,000	12,297,780
Portola Pharmaceuticals, Inc. (a)	83,300	4,115,853
Prothena Corp. PLC (a)	38,700	2,246,535
Radius Health, Inc. (a)	26,800	860,548
Regeneron Pharmaceuticals, Inc. (a)	146,380	58,935,516
Sage Therapeutics, Inc. (a)	99,886	6,320,786
Seattle Genetics, Inc. (a)	84,600	5,186,826
Seres Therapeutics, Inc. (a)	17,900	179,716
Spark Therapeutics, Inc. (a)	50,710	4,102,439
TESARO, Inc. (a)	29,100	3,368,907
Trevena, Inc. (a)	265,000	397,500
Ultragenyx Pharmaceutical, Inc. (a)	13,900	640,651
Vertex Pharmaceuticals, Inc. (a)	88,400	12,926,732
Xencor, Inc. (a)	70,900	1,402,402
Zai Lab Ltd. ADR	45,800	1,237,058
		449,267,337
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (a)	1,089,300	30,652,902
Danaher Corp.	101,600	9,374,632
Fisher & Paykel Healthcare Corp.	67,653	613,408
Hoya Corp.	10,200	554,174
Insulet Corp. (a)	55,500	3,263,955
Intuitive Surgical, Inc. (a)	94,900	35,621,664
Invuity, Inc. (a)(b)	152,600	1,365,770
iRhythm Technologies, Inc.	141,800	7,224,710
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	61,413	2,505,036
Nevro Corp. (a)	29,850	2,614,263
Novocure Ltd. (a)	46,000	993,600
Penumbra, Inc. (a)	4,300	432,365
Stryker Corp.	4,300	665,941
		95,882,420
Health Care Providers & Services - 0.8%
Aetna, Inc.	14,400	2,448,432
Anthem, Inc.	25,200	5,272,092
Cigna Corp.	36,700	7,237,974
Humana, Inc.	29,700	7,583,895
OptiNose, Inc. (b)	104,324	2,103,172
Teladoc, Inc. (a)(b)	64,000	2,115,200
UnitedHealth Group, Inc.	103,300	21,715,726
		48,476,491
Health Care Technology - 0.2%
athenahealth, Inc. (a)	41,400	5,294,232
Cerner Corp. (a)	36,500	2,464,480
Evolent Health, Inc. (a)(b)	85,900	1,395,875
		9,154,587
Pharmaceuticals - 0.9%
Aclaris Therapeutics, Inc. (a)	42,700	1,076,467
Akcea Therapeutics, Inc.	221,800	4,063,376
Allergan PLC	129,400	22,933,562
AstraZeneca PLC sponsored ADR	16,500	569,250
Castle Creek Pharmaceuticals, LLC Class A-2 unit (a)(c)(d)(e)(g)	9,636	3,983,715
Dermira, Inc. (a)	67,900	1,817,683
Dova Pharmaceuticals, Inc.	36,900	924,714
GW Pharmaceuticals PLC ADR (a)	36,457	3,935,533
Intersect ENT, Inc. (a)	30,600	907,290
Jazz Pharmaceuticals PLC (a)	55,800	7,897,374
The Medicines Company (a)	170,200	4,891,548
Theravance Biopharma, Inc. (a)	17,300	499,278
Zogenix, Inc. (a)	30,000	1,125,000
		54,624,790

TOTAL HEALTH CARE		657,405,625

INDUSTRIALS - 5.0%
Aerospace & Defense - 0.6%
Elbit Systems Ltd.	13,400	1,991,508
Northrop Grumman Corp.	28,100	8,304,393
Raytheon Co.	31,500	5,676,300
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	22,703	3,064,905
Class C (c)(d)	686	92,610
The Boeing Co.	71,500	18,445,570
		37,575,286
Air Freight & Logistics - 0.2%
XPO Logistics, Inc. (a)	174,300	12,087,705
Airlines - 1.0%
Allegiant Travel Co.	4,100	559,240
Azul SA sponsored ADR	106,800	2,700,972
Delta Air Lines, Inc.	309,000	15,459,270
InterGlobe Aviation Ltd.	113,360	2,184,653
JetBlue Airways Corp. (a)	117,300	2,246,295
Ryanair Holdings PLC sponsored ADR (a)	10,400	1,165,944
Southwest Airlines Co.	522,600	28,147,236
Wizz Air Holdings PLC(a)	103,576	4,505,236
		56,968,846
Building Products - 0.1%
Kajaria Ceramics Ltd.	101,636	1,067,688
Masco Corp.	181,300	7,219,366
		8,287,054
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	16,700	606,043
HomeServe PLC	258,100	2,934,330
Novus Holdings Ltd.	13,281	6,575
		3,546,948
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	53,600	4,707,688
Electrical Equipment - 0.3%
AMETEK, Inc.	10,700	722,143
Fortive Corp.	25,650	1,853,469
Melrose Industries PLC	260,914	762,026
Nidec Corp.	5,600	744,704
Regal Beloit Corp.	118,600	9,624,390
Rockwell Automation, Inc.	17,700	3,554,514
Sensata Technologies Holding BV (a)	47,400	2,318,334
		19,579,580
Industrial Conglomerates - 0.3%
Honeywell International, Inc.	103,100	14,862,896
Machinery - 1.4%
Allison Transmission Holdings, Inc.	55,200	2,345,448
Aumann AG	38,200	3,541,983
Caterpillar, Inc.	375,900	51,047,220
Fanuc Corp.	2,900	678,089
Parker Hannifin Corp.	9,900	1,807,839
Rational AG	3,500	2,295,337
WABCO Holdings, Inc. (a)	80,500	11,879,385
Xylem, Inc.	88,800	5,907,864
		79,503,165
Professional Services - 0.1%
IHS Markit Ltd. (a)	120,200	5,121,722
Road & Rail - 0.4%
CSX Corp.	159,000	8,018,370
J.B. Hunt Transport Services, Inc.	79,700	8,479,283
Landstar System, Inc.	18,700	1,846,625
Swift Transporation Co. (a)	71,500	2,963,675
Union Pacific Corp.	13,600	1,574,744
		22,882,697
Trading Companies & Distributors - 0.4%
Ashtead Group PLC	49,500	1,275,422
United Rentals, Inc. (a)	132,700	18,774,396
Univar, Inc. (a)	76,000	2,261,000
Wolseley PLC	9,187	642,420
		22,953,238
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd.	91,432	607,687

TOTAL INDUSTRIALS		288,684,512

INFORMATION TECHNOLOGY - 42.8%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	28,400	5,676,876
NETGEAR, Inc. (a)	116,800	5,448,720
		11,125,596
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	8,000	696,000
Dell Technologies, Inc. (a)	80,400	6,654,708
Fabrinet (a)	239,100	8,889,738
Largan Precision Co. Ltd.	11,000	2,085,905
Sunny Optical Technology Group Co. Ltd.	85,000	1,244,264
		19,570,615
Internet Software & Services - 14.4%
2U, Inc. (a)	56,300	3,582,369
Akamai Technologies, Inc. (a)	32,500	1,698,125
Alibaba Group Holding Ltd. sponsored ADR (a)	204,700	37,846,983
Alphabet, Inc. Class A (a)	416,313	430,067,978
CarGurus, Inc. Class A	103,188	3,363,929
eBay, Inc. (a)	488,200	18,375,848
Facebook, Inc. Class A (a)	1,369,655	246,620,079
GoDaddy, Inc. (a)	51,800	2,419,060
Gogo, Inc. (a)(b)	393,300	3,909,402
IAC/InterActiveCorp (a)	4,700	606,535
LogMeIn, Inc.	4,900	593,145
Mail.Ru Group Ltd. GDR (Reg. S) (a)	132,600	4,309,500
Match Group, Inc. (a)(b)	23,000	615,020
MongoDB, Inc. Class A	9,100	277,368
NetEase, Inc. ADR	31,700	8,936,864
New Relic, Inc. (a)	8,700	446,571
Nutanix, Inc. Class B (f)	230,044	6,556,254
Okta, Inc.	27,300	789,516
Qudian, Inc. ADR (b)	207,400	5,164,260
Shopify, Inc. Class A (a)	88,400	8,788,609
Stamps.com, Inc. (a)	34,800	7,809,120
Tencent Holdings Ltd.	594,700	26,728,856
VeriSign, Inc. (a)	17,500	1,881,600
Wix.com Ltd. (a)	8,200	572,360
Yandex NV Series A (a)	181,800	6,150,294
Yelp, Inc. (a)	47,900	2,237,888
		830,347,533
IT Services - 4.2%
Cognizant Technology Solutions Corp. Class A	179,100	13,552,497
DXC Technology Co.	6,500	594,880
EOH Holdings Ltd.	48,700	363,078
MasterCard, Inc. Class A	461,500	68,657,355
PayPal Holdings, Inc. (a)	699,200	50,733,952
Square, Inc. (a)	80,000	2,975,200
Teradata Corp. (a)	17,800	595,410
Vakrangee Ltd.	183,390	1,592,590
Visa, Inc. Class A	939,848	103,364,483
		242,429,445
Semiconductors & Semiconductor Equipment - 7.7%
Applied Materials, Inc.	21,800	1,230,174
ASM Pacific Technology Ltd.	205,100	2,983,932
ASML Holding NV	29,200	5,277,900
Broadcom Ltd.	440,500	116,252,355
Cavium, Inc. (a)	370,246	25,543,272
Cypress Semiconductor Corp.	286,600	4,545,476
Entegris, Inc.	125,500	4,110,125
Inphi Corp. (a)	205,700	8,429,586
Intel Corp.	153,100	6,964,519
KLA-Tencor Corp.	27,200	2,961,808
Lam Research Corp.	79,000	16,477,030
Micron Technology, Inc. (a)	1,131,500	50,136,765
Monolithic Power Systems, Inc.	19,756	2,403,713
NVIDIA Corp.	809,520	167,416,831
ON Semiconductor Corp. (a)	208,600	4,447,352
Qualcomm, Inc.	194,900	9,941,849
Renesas Electronics Corp. (a)	366,800	4,742,391
Teradyne, Inc.	45,200	1,938,628
Versum Materials, Inc.	15,000	631,200
WONIK IPS Co. Ltd. (a)	79,803	2,587,322
Xilinx, Inc.	39,800	2,932,862
		441,955,090
Software - 8.7%
Activision Blizzard, Inc.	1,625,628	106,462,378
Adobe Systems, Inc. (a)	241,520	42,304,643
Appirio, Inc. (Escrow) (c)(d)	43,764	10,787
Atlassian Corp. PLC (a)	15,300	740,061
Atom Tickets LLC (c)(d)(e)	344,068	1,999,998
Autodesk, Inc. (a)	77,200	9,646,912
Electronic Arts, Inc. (a)	332,800	39,802,880
Globant SA (a)(b)	15,800	595,976
HubSpot, Inc. (a)	17,800	1,540,590
Intuit, Inc.	31,400	4,742,028
Micro Focus International PLC	55,500	1,949,691
Microsoft Corp.	1,109,200	92,263,256
Nintendo Co. Ltd.	29,500	11,444,873
Paycom Software, Inc. (a)(b)	104,400	8,581,680
Red Hat, Inc. (a)	94,600	11,430,518
Salesforce.com, Inc. (a)	1,282,467	131,247,673
Snap, Inc. Class A (a)(b)	519,172	7,964,098
Take-Two Interactive Software, Inc. (a)	28,200	3,120,330
Talend SA ADR (a)	14,700	608,727
Tanium, Inc. Class B (c)(d)	151,000	749,609
VMware, Inc. Class A (a)(b)	51,400	6,152,066
Workday, Inc. Class A (a)	90,600	10,055,694
Zendesk, Inc. (a)	236,600	7,334,600
Zynga, Inc. (a)	446,700	1,742,130
		502,491,198
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	2,425,234	409,961,555
Samsung Electronics Co. Ltd.	4,751	11,702,326
		421,663,881

TOTAL INFORMATION TECHNOLOGY		2,469,583,358

MATERIALS - 2.6%
Chemicals - 2.1%
CF Industries Holdings, Inc.	587,500	22,313,250
DowDuPont, Inc.	251,593	18,192,690
FMC Corp.	162,300	15,071,178
LG Chemical Ltd.	5,436	1,961,762
LyondellBasell Industries NV Class A	274,800	28,450,044
Sherwin-Williams Co.	6,300	2,489,445
The Chemours Co. LLC	355,800	20,141,838
Tronox Ltd. Class A	377,100	9,981,837
Westlake Chemical Corp.	39,000	3,311,490
		121,913,534
Construction Materials - 0.3%
Buzzi Unicem SpA	22,600	629,972
Eagle Materials, Inc.	79,500	8,392,815
Summit Materials, Inc.	325,200	10,211,280
		19,234,067
Containers & Packaging - 0.1%
Packaging Corp. of America	20,100	2,337,027
WestRock Co.	19,700	1,208,201
		3,545,228
Metals & Mining - 0.1%
China Molybdenum Co. Ltd. (H Shares)	6,330,000	4,113,762
Franco-Nevada Corp.	14,800	1,176,107
Glencore Xstrata PLC	363,060	1,750,379
		7,040,248

TOTAL MATERIALS		151,733,077

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc.	7,200	3,337,200
Real Estate Management & Development - 0.0%
Redfin Corp. (b)	95,000	2,236,300

TOTAL REAL ESTATE		5,573,500

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	131,400	7,853,778
UTILITIES - 0.0%
Water Utilities - 0.0%
AquaVenture Holdings Ltd.	46,900	570,773
TOTAL COMMON STOCKS
(Cost $3,322,791,948)		5,553,815,159

Preferred Stocks - 3.7%
Convertible Preferred Stocks - 3.7%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (c)(d)(e)	22,518	2,984,986
Internet & Direct Marketing Retail - 0.3%
China Internet Plus Holdings Ltd. Series A-11 (a)(c)(d)	1,581,852	8,841,066
The Honest Co., Inc.:
Series C (a)(c)(d)	167,087	5,221,068
Series D (a)(c)(d)	27,712	934,817
Series E (c)(d)	143,059	2,804,643
		17,801,594
Leisure Products - 0.0%
Peloton Interactive, Inc. Series E (c)(d)	94,313	2,277,659
TOTAL CONSUMER DISCRETIONARY		23,064,239
CONSUMER STAPLES - 0.3%
Tobacco - 0.3%
PAX Labs, Inc. Series C (a)(c)(d)	945,100	19,402,903
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(c)(d)	1,527,120	4,672,987
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc. Series F (c)(d)	195,114	2,709,002
Axcella Health, Inc. Series C (a)(c)(d)	248,015	2,499,991
Immunocore Ltd. Series A (a)(c)(d)	4,035	1,405,259
		6,614,252
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)(d)	813,618	5,174,610
TOTAL HEALTH CARE		11,788,862
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(c)(d)	42,650	5,757,750
Series H (c)(d)	6,348	856,980
		6,614,730
Professional Services - 0.1%
YourPeople, Inc. Series C (a)(c)(d)	253,888	1,409,078
TOTAL INDUSTRIALS		8,023,808
INFORMATION TECHNOLOGY - 2.5%
Internet Software & Services - 2.2%
ContextLogic, Inc. Series G (c)(d)	34,750	4,675,022
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	922,232	302,907
Reddit, Inc. Series B (c)(d)	129,280	2,039,250
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)(d)	2,578,476	114,045,993
Series E, 8.00% (a)(c)(d)	47,420	2,097,387
		123,160,559
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)(d)	307,049	7,178,806
Software - 0.2%
Appirio, Inc. Series E (Escrow) (c)(d)	306,351	77,862
Cloudflare, Inc. Series D 8.00% (a)(c)(d)	323,080	2,313,253
Dataminr, Inc. Series D (a)(c)(d)	115,901	1,162,487
Delphix Corp. Series D (a)(c)(d)	242,876	1,389,251
Malwarebytes Corp. Series B (a)(c)(d)	329,349	3,883,025
Taboola.Com Ltd. Series E (a)(c)(d)	289,958	4,590,035
		13,415,913
TOTAL INFORMATION TECHNOLOGY		143,755,278

TOTAL CONVERTIBLE PREFERRED STOCKS		210,708,077

Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
PAX Labs, Inc. Series A (c)(d)	945,100	1,190,826
TOTAL PREFERRED STOCKS
(Cost $112,855,114)		211,898,903

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 1.10% (h)	13,218,074	13,220,718
Fidelity Securities Lending Cash Central Fund 1.11% (h)(i)	170,861,653	170,878,740
TOTAL MONEY MARKET FUNDS
(Cost $184,099,788)		184,099,458
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $3,619,746,850)		5,949,813,520
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(181,719,350)
NET ASSETS - 100%		$5,768,094,170

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $235,784,940 or 4.1% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,313,334 or 0.2% of net assets.

 (g) Investment represents common shares and preferred shares.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$2,709,002
Appirio, Inc. (Escrow)	11/24/16	$11,481
Appirio, Inc. Series E (Escrow)	11/24/16	$77,863
AppNexus, Inc. Series E	8/1/14	$6,150,867
Atom Tickets LLC	8/15/17	$1,999,998
Axcella Health, Inc. Series C	1/30/15	$2,499,991
Blue Bottle Coffee, Inc. Class C (Escrow)	10/30/17	$547,574
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$3,179,880
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$4,999,997
Cloudflare, Inc. Series D 8.00%	11/5/14 - 6/24/15	$2,010,032
ContextLogic, Inc. Series G	10/24/17	$4,675,022
Dataminr, Inc. Series D	3/6/15	$1,477,738
Delphix Corp. Series D	7/10/15	$2,185,884
Immunocore Ltd. Series A	7/27/15	$759,303
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$302,907
Malwarebytes Corp. Series B	12/21/15	$3,416,996
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16	$3,084,966
Mulberry Health, Inc. Series A8	1/20/16	$5,495,786
Oportun Finance Corp. Series H	2/6/15	$4,348,169
PAX Labs, Inc. Series A	5/22/15	$699,375
PAX Labs, Inc. Series C	5/22/15	$2,939,260
Peloton Interactive, Inc. Series E	3/31/17	$2,042,989
Reddit, Inc. Series B	7/26/17	$1,835,324
Space Exploration Technologies Corp. Class A	4/6/17 - 9/11/17	$2,534,625
Space Exploration Technologies Corp. Class C	9/11/17	$92,610
Space Exploration Technologies Corp. Series G	1/20/15	$3,303,669
Space Exploration Technologies Corp. Series H	8/4/17	$856,980
Taboola.Com Ltd. Series E	12/22/14	$3,022,928
Tanium, Inc. Class B	4/21/17	$749,609
The Honest Co., Inc.	8/21/14	$1,937,546
The Honest Co., Inc. Series C	8/21/14	$4,520,923
The Honest Co., Inc. Series D	8/3/15	$1,267,963
The Honest Co., Inc. Series E	9/28/17	$2,804,643
Tory Burch LLC	5/14/15	$7,600,030
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$40,000,027
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$1,579,919
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$5,974,752
YourPeople, Inc. Series C	5/1/15	$3,783,205

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,698
Fidelity Securities Lending Cash Central Fund	747,544
Total	$774,242

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,439,599,501	$1,376,643,111	$26,455,312	$36,501,078
Consumer Staples	281,211,760	251,035,995	9,034,462	21,141,303
Energy	94,234,747	94,234,747	--	--
Financials	205,695,483	201,022,496	--	4,672,987
Health Care	669,194,487	652,858,107	563,803	15,772,577
Industrials	296,708,320	284,104,204	1,422,793	11,181,323
Information Technology	2,613,338,636	2,423,906,844	42,916,120	146,515,672
Materials	151,733,077	151,733,077	--	--
Real Estate	5,573,500	5,573,500	--	--
Telecommunication Services	7,853,778	7,853,778	--	--
Utilities	570,773	570,773	--	--
Money Market Funds	184,099,458	184,099,458	--	--
Total Investments in Securities:	$5,949,813,520	$5,633,636,090	$80,392,490	$235,784,940

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$154,201,176
Net Realized Gain (Loss) on Investment Securities	(1,385)
Net Unrealized Gain (Loss) on Investment Securities	(14,359,139)
Cost of Purchases	6,685,116
Proceeds of Sales	(10,096)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$146,515,672
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2017	$(14,359,139)
Equities - Other Investments in Securities
Beginning Balance	$69,781,675
Net Realized Gain (Loss) on Investment Securities	3,051,546
Net Unrealized Gain (Loss) on Investment Securities	21,376,885
Cost of Purchases	7,691,492
Proceeds of Sales	(10,848,626)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(1,783,704)
Ending Balance	$89,269,268
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2017	$16,678,044

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$235,784,940	Market approach	Transaction price	$2.50 - $135.00 / $47.24	Increase
			Liquidity preference	$15.95- $45.76 / $34.76	Increase
		Market comparable	Transaction price	$10.08- $330.00 / $185.35	Increase
			Enterprise value/Sales multiple (EV/S)	0.7 - 8.8 / 4.5	Increase
			Discount rate	7.5% - 69.1% / 12.7%	Decrease
			Price/Earnings multiple (P/E)	13.6	Increase
			Enterprise value/Gross profit (EV/GP)	5.3	Increase
			Premium rate	8.0% - 40.0% / 30.9%	Increase
			Discount for lack of marketability	10.0% - 25.0% / 16.0%	Decrease
			Liquidity preference	$6.75 - $14.90 / $9.14	Increase
			Proxy premium	25.3% - 48.6% / 31.4%	Increase
		Recovery value	Recovery value	0.0% - 2.3% / 1.5%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Dividend Growth Fund

October 31, 2017

DGF-QTLY-1217
1.809095.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 2.0%
BorgWarner, Inc.	285,700	$15,062
Delphi Automotive PLC	340,100	33,799
Gentex Corp.	1,480,900	28,744
Lear Corp.	169,600	29,780
Tenneco, Inc.	278,200	16,166
The Goodyear Tire & Rubber Co.	737,400	22,557
		146,108
Automobiles - 0.6%
General Motors Co.	891,600	38,321
Thor Industries, Inc.	33,800	4,604
		42,925
Distributors - 0.4%
Genuine Parts Co.	311,300	27,466
Diversified Consumer Services - 0.7%
Graham Holdings Co.	56,100	31,217
H&R Block, Inc.	865,600	21,415
		52,632
Household Durables - 0.9%
Lennar Corp. Class A	685,100	38,140
Tupperware Brands Corp.	494,300	29,040
		67,180
Leisure Products - 0.0%
Brunswick Corp.	44,300	2,244
Media - 3.9%
CBS Corp. Class B	39,600	2,222
Cinemark Holdings, Inc.	695,400	25,271
Comcast Corp. Class A	2,863,192	103,161
Interpublic Group of Companies, Inc.	1,863,500	35,872
Meredith Corp.	28,200	1,495
Omnicom Group, Inc.	446,100	29,973
Sinclair Broadcast Group, Inc. Class A	196,100	6,216
Tegna, Inc.	1,732,900	21,193
The Walt Disney Co.	30,500	2,983
Twenty-First Century Fox, Inc. Class A	2,095,200	54,789
Viacom, Inc. Class B (non-vtg.)	378,400	9,093
		292,268
Multiline Retail - 0.8%
Dollar General Corp.	421,100	34,042
Target Corp.	477,600	28,198
		62,240
Specialty Retail - 2.1%
AutoZone, Inc. (a)	39,200	23,108
Best Buy Co., Inc.	161,900	9,063
Foot Locker, Inc.	416,479	12,528
Gap, Inc.	329,800	8,572
L Brands, Inc.	227,200	9,779
Ross Stores, Inc.	594,600	37,751
TJX Companies, Inc.	631,900	44,107
Williams-Sonoma, Inc.	202,400	10,444
		155,352
Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	309,000	29,890
Ralph Lauren Corp.	240,900	21,544
Tapestry, Inc.	712,300	29,169
		80,603

TOTAL CONSUMER DISCRETIONARY		929,018

CONSUMER STAPLES - 8.2%
Beverages - 0.5%
Dr. Pepper Snapple Group, Inc.	313,608	26,864
Molson Coors Brewing Co. Class B	101,200	8,184
		35,048
Food & Staples Retailing - 2.6%
CVS Health Corp.	746,400	51,151
Kroger Co.	1,363,118	28,217
Wal-Mart Stores, Inc.	809,700	70,695
Walgreens Boots Alliance, Inc.	630,000	41,750
		191,813
Food Products - 2.8%
Campbell Soup Co.	670,900	31,781
ConAgra Foods, Inc.	962,200	32,869
General Mills, Inc.	468,200	24,309
Hilton Food Group PLC	1,370,405	16,235
Ingredion, Inc.	178,700	22,400
Kellogg Co.	148,800	9,304
The J.M. Smucker Co.	225,300	23,893
The Kraft Heinz Co.	336,900	26,052
Tyson Foods, Inc. Class A	347,100	25,307
		212,150
Household Products - 0.3%
Energizer Holdings, Inc.	451,800	19,423
Tobacco - 2.0%
Altria Group, Inc.	1,502,100	96,465
British American Tobacco PLC (United Kingdom)	843,160	54,476
		150,941

TOTAL CONSUMER STAPLES		609,375

ENERGY - 7.5%
Oil, Gas & Consumable Fuels - 7.5%
Chevron Corp.	1,252,100	145,106
ConocoPhillips Co.	418,100	21,386
Exxon Mobil Corp.	2,004,297	167,058
Imperial Oil Ltd.	579,000	18,773
Kinder Morgan, Inc.	1,739,100	31,495
Phillips 66 Co.	553,400	50,404
PrairieSky Royalty Ltd.	132,000	3,514
Suncor Energy, Inc.	1,615,600	54,851
Total SA sponsored ADR (b)	641,213	35,728
Valero Energy Corp.	386,000	30,452
		558,767
FINANCIALS - 16.8%
Banks - 9.7%
Bank of America Corp.	6,780,017	185,705
JPMorgan Chase & Co.	2,197,335	221,071
U.S. Bancorp	2,096,869	114,028
Wells Fargo & Co.	3,559,993	199,858
		720,662
Capital Markets - 0.6%
Brookfield Asset Management, Inc. Class A	861,400	36,136
Diamond Hill Investment Group, Inc.	56,538	11,982
		48,118
Consumer Finance - 0.0%
Imperial Holdings, Inc. warrants 4/11/19 (a)	48,012	0
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. Class B (a)	533,300	99,695
Insurance - 5.2%
Allstate Corp.	536,900	50,393
Chubb Ltd.	700,000	105,574
First American Financial Corp.	405,972	22,093
Marsh & McLennan Companies, Inc.	550,400	44,544
MetLife, Inc.	1,120,100	60,015
The Travelers Companies, Inc.	760,800	100,768
		383,387

TOTAL FINANCIALS		1,251,862

HEALTH CARE - 14.3%
Biotechnology - 2.3%
Amgen, Inc.	712,910	124,916
Gilead Sciences, Inc.	668,500	50,111
		175,027
Health Care Equipment & Supplies - 3.3%
Becton, Dickinson & Co.	305,600	63,770
Danaher Corp.	699,292	64,524
Medtronic PLC	1,266,403	101,971
Zimmer Biomet Holdings, Inc.	107,200	13,038
		243,303
Health Care Providers & Services - 3.3%
Aetna, Inc.	46,300	7,872
AmerisourceBergen Corp.	148,700	11,442
Anthem, Inc.	401,800	84,061
Cardinal Health, Inc.	703,900	43,571
Cigna Corp.	181,600	35,815
McKesson Corp.	211,900	29,217
Quest Diagnostics, Inc.	203,000	19,037
UnitedHealth Group, Inc.	76,000	15,977
		246,992
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	224,600	43,534
Pharmaceuticals - 4.8%
GlaxoSmithKline PLC	2,251,498	40,408
Johnson & Johnson	1,312,843	183,023
Pfizer, Inc.	2,762,600	96,857
Sanofi SA	420,762	39,841
		360,129

TOTAL HEALTH CARE		1,068,985

INDUSTRIALS - 12.4%
Aerospace & Defense - 2.3%
General Dynamics Corp.	288,200	58,499
Rockwell Collins, Inc.	328,200	44,504
United Technologies Corp.	559,600	67,018
		170,021
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	539,300	42,351
United Parcel Service, Inc. Class B	576,000	67,697
		110,048
Airlines - 1.0%
Allegiant Travel Co.	75,500	10,298
American Airlines Group, Inc.	77,400	3,624
Delta Air Lines, Inc.	957,900	47,924
Southwest Airlines Co.	195,300	10,519
		72,365
Building Products - 0.6%
Johnson Controls International PLC	1,030,900	42,669
Commercial Services & Supplies - 0.5%
Deluxe Corp.	508,900	35,445
Electrical Equipment - 0.3%
Acuity Brands, Inc.	41,300	6,905
AMETEK, Inc.	209,817	14,161
		21,066
Industrial Conglomerates - 2.2%
General Electric Co.	3,957,500	79,783
Honeywell International, Inc.	538,000	77,558
Roper Technologies, Inc.	29,744	7,679
		165,020
Machinery - 1.0%
Crane Co.	408,700	33,971
Snap-On, Inc.	269,200	42,474
		76,445
Professional Services - 0.6%
Dun & Bradstreet Corp.	243,600	28,460
Manpower, Inc.	160,600	19,799
		48,259
Road & Rail - 2.0%
Norfolk Southern Corp.	405,400	53,278
Union Pacific Corp.	830,800	96,198
		149,476
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc. (b)	165,200	32,660

TOTAL INDUSTRIALS		923,474

INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 1.6%
Cisco Systems, Inc.	3,143,086	107,336
Juniper Networks, Inc.	374,200	9,291
		116,627
Electronic Equipment & Components - 0.4%
Avnet, Inc.	129,500	5,154
TE Connectivity Ltd.	274,900	25,008
		30,162
Internet Software & Services - 0.6%
Alphabet, Inc. Class C (a)	45,506	46,263
IT Services - 3.1%
Accenture PLC Class A	355,400	50,595
CSRA, Inc.	992,700	31,756
Fidelity National Information Services, Inc.	629,150	58,360
IBM Corp.	208,200	32,075
Leidos Holdings, Inc.	393,700	24,614
Paychex, Inc.	212,400	13,549
The Western Union Co.	387,600	7,698
Total System Services, Inc.	226,200	16,298
		234,945
Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	2,143,400	97,503
Qualcomm, Inc.	1,263,083	64,430
		161,933
Software - 4.6%
CA Technologies, Inc.	987,900	31,988
Micro Focus International PLC	945,901	33,229
Micro Focus International PLC sponsored ADR (a)	17,202	601
Microsoft Corp.	2,262,516	188,196
Oracle Corp.	1,515,000	77,114
SAP SE	73,653	8,416
		339,544
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	1,145,318	193,605
Hewlett Packard Enterprise Co.	2,748,700	38,262
HP, Inc.	1,788,100	38,534
NetApp, Inc.	118,500	5,264
Seagate Technology LLC	595,500	22,016
Xerox Corp.	947,100	28,707
		326,388

TOTAL INFORMATION TECHNOLOGY		1,255,862

MATERIALS - 3.3%
Chemicals - 2.2%
DowDuPont, Inc.	416,388	30,109
LyondellBasell Industries NV Class A	621,800	64,375
Monsanto Co.	425,800	51,564
PPG Industries, Inc.	153,500	17,843
		163,891
Containers & Packaging - 0.3%
Ball Corp.	526,200	22,590
Metals & Mining - 0.8%
Nucor Corp.	525,200	30,372
Steel Dynamics, Inc.	712,600	26,516
		56,888

TOTAL MATERIALS		243,369

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	106,700	15,330
National Retail Properties, Inc.	511,800	20,564
Spirit Realty Capital, Inc.	1,753,700	14,573
Store Capital Corp.	843,500	20,826
VEREIT, Inc.	2,016,500	15,910
		87,203
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	1,110,700	37,375
Verizon Communications, Inc.	1,750,000	83,773
		121,148
UTILITIES - 1.3%
Electric Utilities - 1.1%
Exelon Corp.	1,324,500	53,258
Great Plains Energy, Inc.	730,500	23,982
		77,240
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	1,638,200	17,414

TOTAL UTILITIES		94,654

TOTAL COMMON STOCKS
(Cost $5,892,251)		7,143,717
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind (Cost $6,668)	9,195	6,448
	Shares	Value (000s)

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 1.10% (c)	294,009,588	294,068
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	25,129,894	25,132
TOTAL MONEY MARKET FUNDS
(Cost $319,196)		319,200
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $6,218,115)		7,469,365
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(31,096)
NET ASSETS - 100%		$7,438,269

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$623
Fidelity Securities Lending Cash Central Fund	30
Total	$653

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$929,018	$929,018	$--	$--
Consumer Staples	609,375	554,899	54,476	--
Energy	558,767	558,767	--	--
Financials	1,251,862	1,251,862	--	--
Health Care	1,068,985	988,736	80,249	--
Industrials	923,474	923,474	--	--
Information Technology	1,255,862	1,247,446	8,416	--
Materials	243,369	243,369	--	--
Real Estate	87,203	87,203	--	--
Telecommunication Services	121,148	121,148	--	--
Utilities	94,654	94,654	--	--
Corporate Bonds	6,448	--	6,448	--
Money Market Funds	319,200	319,200	--	--
Total Investments in Securities:	$7,469,365	$7,319,776	$149,589	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Growth K6 Fund

October 31, 2017

SCPK6-QTLY-1217
1.9884008.100

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Diversified Consumer Services - 2.3%
Bright Horizons Family Solutions, Inc. (a)	7,111	$613,679
Grand Canyon Education, Inc. (a)	36,083	3,229,789
		3,843,468
Hotels, Restaurants & Leisure - 6.3%
Boyd Gaming Corp.	39,885	1,165,839
Cedar Fair LP (depositary unit)	31,661	1,981,979
Churchill Downs, Inc.	5,648	1,177,890
Marriott Vacations Worldwide Corp.	7,666	1,008,999
Texas Roadhouse, Inc. Class A	13,139	657,081
U.S. Foods Holding Corp. (a)	47,033	1,283,060
Vail Resorts, Inc.	12,329	2,823,588
Wingstop, Inc.	21,557	730,136
		10,828,572
Household Durables - 3.0%
Cavco Industries, Inc. (a)	14,045	2,203,661
LGI Homes, Inc. (a)	40,314	2,432,144
SodaStream International Ltd. (a)	7,914	503,884
		5,139,689
Internet & Direct Marketing Retail - 0.4%
Gaia, Inc. Class A (a)	51,469	625,348
Media - 0.6%
Cinemark Holdings, Inc.	27,806	1,010,470
Multiline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	16,619	742,038
Specialty Retail - 0.6%
The Children's Place Retail Stores, Inc.	9,113	991,494
Textiles, Apparel & Luxury Goods - 0.8%
Emerald Expositions Events, Inc.	31,633	736,733
PetIQ, Inc. Class A	26,748	643,557
		1,380,290

TOTAL CONSUMER DISCRETIONARY		24,561,369

CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 0.7%
Performance Food Group Co. (a)	41,329	1,169,611
Food Products - 0.8%
Post Holdings, Inc. (a)	16,379	1,358,310
Household Products - 1.4%
Central Garden & Pet Co. (a)	23,019	878,865
Central Garden & Pet Co. Class A (non-vtg.) (a)	41,825	1,543,761
		2,422,626
Personal Products - 0.8%
Herbalife Ltd. (a)	19,330	1,403,745

TOTAL CONSUMER STAPLES		6,354,292

FINANCIALS - 6.9%
Banks - 0.5%
Banner Corp.	669	38,347
First Citizen Bancshares, Inc.	800	324,000
Prosperity Bancshares, Inc.	7,600	499,928
		862,275
Capital Markets - 2.5%
Apollo Global Management LLC Class A	53,879	1,701,499
CBOE Holdings, Inc.	10,093	1,141,115
MSCI, Inc.	12,480	1,464,653
		4,307,267
Diversified Financial Services - 1.0%
Cotiviti Holdings, Inc. (a)	48,195	1,694,536
Insurance - 1.4%
Enstar Group Ltd. (a)	6,702	1,526,716
ProAssurance Corp.	14,778	828,307
		2,355,023
Thrifts & Mortgage Finance - 1.5%
Essent Group Ltd. (a)	32,710	1,394,100
Meridian Bancorp, Inc. Maryland	56,541	1,113,858
		2,507,958

TOTAL FINANCIALS		11,727,059

HEALTH CARE - 18.0%
Biotechnology - 5.6%
Achaogen, Inc. (a)	28,116	357,636
Acorda Therapeutics, Inc. (a)	9,777	259,824
Adamas Pharmaceuticals, Inc. (a)	14,800	364,968
Advanced Accelerator Applications SA sponsored ADR (a)	3,800	307,800
Alder Biopharmaceuticals, Inc. (a)	16,865	189,731
Amarin Corp. PLC ADR (a)	51,114	173,788
AnaptysBio, Inc.	19,100	1,261,173
Ascendis Pharma A/S sponsored ADR (a)	11,800	400,964
Audentes Therapeutics, Inc. (a)	26,862	714,261
Blueprint Medicines Corp. (a)	7,756	515,154
Coherus BioSciences, Inc. (a)	7,213	81,146
Curis, Inc. (a)	122,579	193,675
Epizyme, Inc. (a)	24,361	406,829
FibroGen, Inc. (a)	15,864	886,004
Five Prime Therapeutics, Inc. (a)	3,600	161,496
Heron Therapeutics, Inc. (a)(b)	7,700	118,195
Insmed, Inc. (a)	2,800	75,628
Intercept Pharmaceuticals, Inc. (a)	700	43,141
La Jolla Pharmaceutical Co. (a)	5,100	175,236
Ligand Pharmaceuticals, Inc. Class B (a)	5,264	765,122
Loxo Oncology, Inc. (a)	9,787	843,248
Madrigal Pharmaceuticals, Inc. (a)	7,700	384,923
Puma Biotechnology, Inc. (a)	3,433	437,021
TESARO, Inc. (a)	2,014	233,161
Ultragenyx Pharmaceutical, Inc. (a)	5,620	259,026
uniQure B.V. (a)	1,200	17,880
Zai Lab Ltd. ADR	1,300	35,113
		9,662,143
Health Care Equipment & Supplies - 4.3%
Cantel Medical Corp.	16,773	1,645,096
Inogen, Inc. (a)	7,153	707,646
Insulet Corp. (a)	22,516	1,324,166
iRhythm Technologies, Inc.	15,119	770,313
Novocure Ltd. (a)	73,835	1,594,836
Tactile Systems Technology, Inc. (a)	20,100	576,669
Wright Medical Group NV (a)	28,595	749,475
		7,368,201
Health Care Providers & Services - 2.3%
G1 Therapeutics, Inc.	26,735	631,748
LHC Group, Inc. (a)	11,806	788,759
OptiNose, Inc.	16,100	324,576
Premier, Inc. (a)	29,338	958,472
Tivity Health, Inc. (a)	26,086	1,206,478
		3,910,033
Health Care Technology - 1.2%
athenahealth, Inc. (a)	4,000	511,520
Veeva Systems, Inc. Class A (a)	15,332	934,332
Vocera Communications, Inc. (a)	23,200	654,704
		2,100,556
Life Sciences Tools & Services - 1.7%
Accelerate Diagnostics, Inc. (a)	21,465	426,080
Cambrex Corp. (a)	14,339	620,162
ICON PLC (a)	15,099	1,794,667
		2,840,909
Pharmaceuticals - 2.9%
Aclaris Therapeutics, Inc. (a)	30,062	757,863
Aerie Pharmaceuticals, Inc. (a)	13,625	841,344
Akcea Therapeutics, Inc.	28,597	523,897
Avexis, Inc. (a)	3,700	386,687
Catalent, Inc. (a)	27,514	1,171,821
Intersect ENT, Inc. (a)	25,877	767,253
The Medicines Company (a)	6,543	188,046
Theravance Biopharma, Inc. (a)	6,900	199,134
Zogenix, Inc. (a)	3,000	112,500
		4,948,545

TOTAL HEALTH CARE		30,830,387

INDUSTRIALS - 21.7%
Aerospace & Defense - 3.8%
BWX Technologies, Inc.	41,156	2,466,068
Elbit Systems Ltd.	4,169	619,597
HEICO Corp. Class A	23,100	1,757,910
Teledyne Technologies, Inc. (a)	9,327	1,585,217
		6,428,792
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	14,898	913,992
Airlines - 0.9%
SkyWest, Inc.	33,962	1,599,610
Building Products - 1.4%
A.O. Smith Corp.	25,217	1,492,846
Continental Building Products, Inc. (a)	32,400	865,080
		2,357,926
Commercial Services & Supplies - 1.9%
Copart, Inc. (a)	26,300	954,427
Healthcare Services Group, Inc.	15,657	828,099
Viad Corp.	25,529	1,481,958
		3,264,484
Construction & Engineering - 1.8%
EMCOR Group, Inc.	16,882	1,359,170
KBR, Inc.	82,044	1,610,524
		2,969,694
Electrical Equipment - 1.0%
Generac Holdings, Inc. (a)	24,100	1,255,369
Regal Beloit Corp.	5,037	408,753
		1,664,122
Machinery - 5.8%
AGCO Corp.	14,180	972,323
Allison Transmission Holdings, Inc.	43,289	1,839,350
John Bean Technologies Corp.	10,922	1,167,562
Milacron Holdings Corp. (a)	87,956	1,578,810
Oshkosh Corp.	14,469	1,324,782
WABCO Holdings, Inc. (a)	20,868	3,079,491
		9,962,318
Professional Services - 1.5%
CBIZ, Inc. (a)	47,593	806,701
Exponent, Inc.	5,500	406,175
On Assignment, Inc. (a)	22,900	1,401,938
		2,614,814
Road & Rail - 0.7%
Marten Transport Ltd.	35,010	687,947
Swift Transporation Co. (a)	13,300	551,285
		1,239,232
Trading Companies & Distributors - 2.4%
SiteOne Landscape Supply, Inc. (a)	44,689	2,838,198
Univar, Inc. (a)	38,843	1,155,579
		3,993,777

TOTAL INDUSTRIALS		37,008,761

INFORMATION TECHNOLOGY - 25.2%
Electronic Equipment & Components - 2.6%
Cardtronics PLC (a)	13,499	309,127
Dolby Laboratories, Inc. Class A	8,600	498,284
FLIR Systems, Inc.	36,616	1,714,361
Jabil, Inc.	31,842	900,492
Novanta, Inc. (a)	20,066	949,122
		4,371,386
Internet Software & Services - 11.2%
2U, Inc. (a)	45,434	2,890,965
Alarm.com Holdings, Inc. (a)	11,432	533,646
Five9, Inc. (a)	29,989	756,622
GoDaddy, Inc. (a)	35,398	1,653,087
Gogo, Inc. (a)	80,382	798,997
GrubHub, Inc. (a)	36,550	2,230,281
Instructure, Inc. (a)	33,253	1,157,204
LogMeIn, Inc.	9,937	1,202,874
MINDBODY, Inc. (a)(b)	50,480	1,627,980
Okta, Inc.	22,900	662,268
Quotient Technology, Inc. (a)	37,500	586,875
Stamps.com, Inc. (a)	18,503	4,152,069
The Trade Desk, Inc. (a)	11,754	774,824
Wix.com Ltd. (a)	20	1,396
Yext, Inc.	9,700	111,356
		19,140,444
IT Services - 2.4%
EPAM Systems, Inc. (a)	14,830	1,351,755
Euronet Worldwide, Inc. (a)	8,934	863,382
Leidos Holdings, Inc.	30,422	1,901,983
		4,117,120
Semiconductors & Semiconductor Equipment - 4.9%
Cavium, Inc. (a)	10,047	693,143
Entegris, Inc.	73,367	2,402,769
Integrated Device Technology, Inc. (a)	54,688	1,699,156
Nanometrics, Inc. (a)	38,536	1,089,413
PDF Solutions, Inc. (a)	68,300	1,000,595
Semtech Corp. (a)	37,995	1,559,695
		8,444,771
Software - 4.1%
Everbridge, Inc. (a)	22,500	599,400
HubSpot, Inc. (a)	7,000	605,850
Paycom Software, Inc. (a)	15,539	1,277,306
Proofpoint, Inc. (a)	11,245	1,039,150
PROS Holdings, Inc. (a)	38,670	873,555
RingCentral, Inc. (a)	21,857	921,273
Take-Two Interactive Software, Inc. (a)	8,137	900,359
Workiva, Inc. (a)	37,031	827,643
		7,044,536

TOTAL INFORMATION TECHNOLOGY		43,118,257

MATERIALS - 4.8%
Chemicals - 1.5%
The Chemours Co. LLC	44,473	2,517,617
Construction Materials - 1.8%
Eagle Materials, Inc.	14,700	1,551,879
Summit Materials, Inc.	46,912	1,473,037
		3,024,916
Containers & Packaging - 1.1%
Avery Dennison Corp.	10,000	1,061,700
Berry Global Group, Inc. (a)	13,799	820,351
		1,882,051
Paper & Forest Products - 0.4%
Neenah Paper, Inc.	7,593	659,072
Quintis Ltd. (c)	273,256	61,695
		720,767

TOTAL MATERIALS		8,145,351

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Hudson Pacific Properties, Inc.	23,448	793,011
Rexford Industrial Realty, Inc.	27,600	819,444
Store Capital Corp.	31,926	788,253
Terreno Realty Corp.	26,913	988,245
		3,388,953
Real Estate Management & Development - 0.4%
Redfin Corp. (b)	29,831	702,222

TOTAL REAL ESTATE		4,091,175

UTILITIES - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
NRG Yield, Inc. Class C	22,622	420,769
Ormat Technologies, Inc.	7,666	497,753
		918,522
TOTAL COMMON STOCKS
(Cost $153,346,130)		166,755,173

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 1.10% (d)	4,397,994	4,398,874
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	477,802	477,850
TOTAL MONEY MARKET FUNDS
(Cost $4,876,724)		4,876,724
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $158,222,854)		171,631,897
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(867,802)
NET ASSETS - 100%		$170,764,095

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,182
Fidelity Securities Lending Cash Central Fund	63
Total	$20,245

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$24,561,369	$24,561,369	$--	$--
Consumer Staples	6,354,292	6,354,292	--	--
Financials	11,727,059	11,727,059	--	--
Health Care	30,830,387	30,830,387	--	--
Industrials	37,008,761	37,008,761	--	--
Information Technology	43,118,257	43,118,257	--	--
Materials	8,145,351	8,083,656	--	61,695
Real Estate	4,091,175	4,091,175	--	--
Utilities	918,522	918,522	--	--
Money Market Funds	4,876,724	4,876,724	--	--
Total Investments in Securities:	$171,631,897	$171,570,202	$--	$61,695

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Leveraged Company Stock Fund

October 31, 2017

LSF-QTLY-1217
1.809078.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.5%
Auto Components - 2.3%
Delphi Automotive PLC	220,900	$21,953
Lear Corp.	193,600	33,994
Tenneco, Inc.	289,100	16,800
		72,747
Automobiles - 1.5%
Fiat Chrysler Automobiles NV (a)	1,703,900	29,563
General Motors Co.	368,500	15,838
		45,401
Hotels, Restaurants & Leisure - 9.7%
Boyd Gaming Corp.	1,038,600	30,358
Cedar Fair LP (depositary unit)	195,600	12,245
Dave & Buster's Entertainment, Inc. (a)	178,602	8,609
Eldorado Resorts, Inc. (a)	1,056,500	27,152
Extended Stay America, Inc. unit	856,553	16,977
Las Vegas Sands Corp.	245,200	15,541
Melco Crown Entertainment Ltd. sponsored ADR	1,910,900	48,308
MGM Mirage, Inc.	750,300	23,522
Penn National Gaming, Inc. (a)	1,284,200	33,505
Red Rock Resorts, Inc.	5,847	144
Royal Caribbean Cruises Ltd.	128,200	15,867
Scientific Games Corp. Class A (a)	532,500	25,347
U.S. Foods Holding Corp. (a)	443,900	12,110
Wyndham Worldwide Corp.	153,100	16,359
Wynn Resorts Ltd.	106,700	15,737
		301,781
Household Durables - 2.1%
CalAtlantic Group, Inc.	375,300	18,517
Newell Brands, Inc.	604,547	24,653
Toll Brothers, Inc.	513,000	23,619
		66,789
Internet & Direct Marketing Retail - 2.7%
Expedia, Inc.	129,100	16,094
JD.com, Inc. sponsored ADR (a)	381,900	14,329
Liberty Interactive Corp. QVC Group (Venture Group) Series A (a)	285,300	16,251
Netflix, Inc. (a)	76,600	15,047
Priceline Group, Inc. (a)	11,400	21,796
		83,517
Media - 5.7%
Altice NV Class A (a)	965,227	18,209
Gray Television, Inc. (a)	1,869,664	29,111
Liberty Global PLC Class A (a)	1,140,400	35,181
Naspers Ltd.:
Class N	135,500	33,015
Class N sponsored ADR	160,400	7,916
Nexstar Broadcasting Group, Inc. Class A	482,098	30,758
Sinclair Broadcast Group, Inc. Class A (b)	699,000	22,158
		176,348
Specialty Retail - 0.5%
Floor & Decor Holdings, Inc. Class A	4,500	170
Home Depot, Inc.	94,800	15,716
		15,886

TOTAL CONSUMER DISCRETIONARY		762,469

CONSUMER STAPLES - 2.8%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.)	86,500	18,951
Monster Beverage Corp. (a)	280,500	16,249
		35,200
Food Products - 1.7%
Darling International, Inc. (a)	1,685,383	30,758
JBS SA	9,507,900	21,915
		52,673

TOTAL CONSUMER STAPLES		87,873

ENERGY - 6.3%
Energy Equipment & Services - 0.0%
SAExploration Holdings, Inc. (a)(c)	419,175	910
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp.	307,800	15,196
Carrizo Oil & Gas, Inc. (a)	57,702	1,021
Cheniere Energy, Inc. (a)	594,640	27,793
Diamondback Energy, Inc. (a)	211,700	22,686
Parsley Energy, Inc. Class A (a)	872,500	23,209
Pioneer Natural Resources Co.	145,200	21,732
QEP Resources, Inc. (a)	458,700	4,105
Range Resources Corp. (b)	323,900	5,866
Rice Energy, Inc. (a)	828,396	23,485
RSP Permian, Inc. (a)	270,900	9,322
Scorpio Tankers, Inc.	1,959,100	6,974
Southwestern Energy Co. (a)	2,962,400	16,441
Teekay Corp. (b)	917,300	7,430
Whiting Petroleum Corp. (a)	1,439,895	8,654
		193,914

TOTAL ENERGY		194,824

FINANCIALS - 10.2%
Banks - 7.4%
Bank of America Corp.	1,769,199	48,458
Citigroup, Inc.	836,047	61,449
Huntington Bancshares, Inc.	2,023,780	27,928
JPMorgan Chase & Co.	445,700	44,842
Regions Financial Corp.	1,485,380	22,994
SunTrust Banks, Inc.	406,200	24,457
		230,128
Capital Markets - 0.7%
MSCI, Inc.	106,300	12,475
The Blackstone Group LP	319,900	10,649
		23,124
Consumer Finance - 1.6%
OneMain Holdings, Inc. (a)	1,547,200	49,155
Diversified Financial Services - 0.5%
GDS Holdings Ltd. ADR (b)	930,155	14,603

TOTAL FINANCIALS		317,010

HEALTH CARE - 3.8%
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	919,056	25,862
Health Care Providers & Services - 1.1%
HCA Holdings, Inc. (a)	296,979	22,466
Tenet Healthcare Corp. (a)(b)	863,700	12,334
		34,800
Life Sciences Tools & Services - 0.5%
PRA Health Sciences, Inc. (a)	198,600	16,172
Pharmaceuticals - 1.4%
Allergan PLC	67,600	11,981
Jazz Pharmaceuticals PLC (a)	204,400	28,929
Valeant Pharmaceuticals International, Inc. (Canada) (a)	56,100	656
		41,566

TOTAL HEALTH CARE		118,400

INDUSTRIALS - 10.1%
Air Freight & Logistics - 0.8%
XPO Logistics, Inc. (a)	349,300	24,224
Airlines - 3.1%
Air Canada (a)	3,279,900	64,983
Allegiant Travel Co.	58,087	7,923
Delta Air Lines, Inc.	471,201	23,574
		96,480
Building Products - 1.2%
Fortune Brands Home & Security, Inc.	278,100	18,371
Masco Corp.	475,400	18,930
		37,301
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.	46,866	23
Electrical Equipment - 0.2%
Regal Beloit Corp.	81,158	6,586
Machinery - 1.6%
Allison Transmission Holdings, Inc.	627,700	26,671
Ingersoll-Rand PLC	247,300	21,911
		48,582
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	831	10
Trading Companies & Distributors - 3.2%
AerCap Holdings NV (a)	593,400	31,237
HD Supply Holdings, Inc. (a)	1,117,500	39,548
United Rentals, Inc. (a)	207,000	29,286
		100,071

TOTAL INDUSTRIALS		313,277

INFORMATION TECHNOLOGY - 28.7%
Communications Equipment - 0.6%
Lumentum Holdings, Inc. (a)(b)	288,400	18,212
Electronic Equipment & Components - 0.8%
CDW Corp.	365,600	25,592
Internet Software & Services - 6.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	182,000	33,650
Alphabet, Inc. Class A (a)	83,000	85,742
Facebook, Inc. Class A (a)	461,800	83,152
LogMeIn, Inc.	31,550	3,819
Qudian, Inc. ADR	7,000	174
		206,537
IT Services - 3.1%
EPAM Systems, Inc. (a)	169,600	15,459
First Data Corp. Class A (a)	976,600	17,393
Global Payments, Inc.	397,500	41,320
Visa, Inc. Class A	212,300	23,349
		97,521
Semiconductors & Semiconductor Equipment - 13.0%
Analog Devices, Inc.	262,800	23,994
Broadcom Ltd.	348,900	92,078
Micron Technology, Inc. (a)	976,100	43,251
Microsemi Corp. (a)	756,100	40,353
ON Semiconductor Corp. (a)	2,941,500	62,713
Qorvo, Inc. (a)	444,100	33,667
Semtech Corp. (a)	408,100	16,753
Skyworks Solutions, Inc.	793,600	90,359
		403,168
Software - 4.6%
Adobe Systems, Inc. (a)	154,800	27,115
Electronic Arts, Inc. (a)	345,600	41,334
Nuance Communications, Inc. (a)	1,410,400	20,789
Salesforce.com, Inc. (a)	171,300	17,531
Take-Two Interactive Software, Inc. (a)	223,800	24,763
TiVo Corp.	641,327	11,640
		143,172

TOTAL INFORMATION TECHNOLOGY		894,202

MATERIALS - 8.6%
Chemicals - 6.0%
DowDuPont, Inc.	475,821	34,407
Ingevity Corp. (a)	254,788	18,149
LyondellBasell Industries NV Class A	631,555	65,385
Olin Corp.	395,300	14,440
Platform Specialty Products Corp. (a)	2,635,400	28,199
The Chemours Co. LLC	471,900	26,714
		187,294
Containers & Packaging - 1.6%
Berry Global Group, Inc. (a)	304,762	18,118
Graphic Packaging Holding Co.	1,979,900	30,669
		48,787
Metals & Mining - 1.0%
First Quantum Minerals Ltd.	1,523,400	17,040
Freeport-McMoRan, Inc. (a)	1,107,900	15,488
		32,528

TOTAL MATERIALS		268,609

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Equinix, Inc.	34,800	16,130
TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
T-Mobile U.S., Inc. (a)	969,400	57,941
UTILITIES - 1.2%
Electric Utilities - 0.4%
Vistra Energy Corp.	602,900	11,720
Independent Power and Renewable Electricity Producers - 0.8%
Dynegy, Inc. (a)	273,413	3,404
The AES Corp.	2,123,300	22,571
		25,975

TOTAL UTILITIES		37,695

TOTAL COMMON STOCKS
(Cost $2,377,275)		3,068,430
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Jupiter Resources, Inc. 8.5% 10/1/22 (c)
(Cost $685)	825	588
	Shares	Value (000s)

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.10% (d)	43,391,647	43,400
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	38,441,370	38,445
TOTAL MONEY MARKET FUNDS
(Cost $81,841)		81,845
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $2,459,801)		3,150,863
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(39,727)
NET ASSETS - 100%		$3,111,136

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,498,000 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$172
Fidelity Securities Lending Cash Central Fund	181
Total	$353

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$762,469	$762,469	$--	$--
Consumer Staples	87,873	87,873	--	--
Energy	194,824	194,824	--	--
Financials	317,010	317,010	--	--
Health Care	118,400	118,400	--	--
Industrials	313,277	313,277	--	--
Information Technology	894,202	894,202	--	--
Materials	268,609	268,609	--	--
Real Estate	16,130	16,130	--	--
Telecommunication Services	57,941	57,941	--	--
Utilities	37,695	37,695	--	--
Corporate Bonds	588	--	588	--
Money Market Funds	81,845	81,845	--	--
Total Investments in Securities:	$3,150,863	$3,150,275	$588	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Blue Chip Growth K6 Fund

October 31, 2017

BCFK6-QTLY-1217
1.9884004.100

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 24.8%
Auto Components - 0.1%
Delphi Automotive PLC	3,765	$374,166
Hertz Global Holdings, Inc. (a)	4,272	106,245
		480,411
Automobiles - 2.1%
General Motors Co.	7,775	334,170
Tesla, Inc. (a)	32,259	10,694,826
		11,028,996
Diversified Consumer Services - 0.4%
Chegg, Inc. (a)	11,259	174,627
Grand Canyon Education, Inc. (a)	1,287	115,199
New Oriental Education & Technology Group, Inc. sponsored ADR	13,483	1,122,325
ServiceMaster Global Holdings, Inc. (a)	9,775	460,500
		1,872,651
Hotels, Restaurants & Leisure - 3.7%
Alsea S.A.B. de CV	30,900	93,675
Caesars Entertainment Corp. (a)	28,029	362,976
Chipotle Mexican Grill, Inc. (a)	11,876	3,229,084
Dave & Buster's Entertainment, Inc. (a)	12,955	624,431
Del Taco Restaurants, Inc. (a)	15,706	199,309
Las Vegas Sands Corp.	10,969	695,215
Marriott International, Inc. Class A	9,512	1,136,494
McDonald's Corp.	18,429	3,075,984
Melco Crown Entertainment Ltd. sponsored ADR	13,308	336,426
MGM Mirage, Inc.	45,455	1,425,014
Penn National Gaming, Inc. (a)	25,188	657,155
Royal Caribbean Cruises Ltd.	3,200	396,064
Shake Shack, Inc. Class A (a)	28,354	1,076,318
Starbucks Corp.	55,909	3,066,050
U.S. Foods Holding Corp. (a)	30,102	821,183
Vail Resorts, Inc.	1,008	230,852
Wyndham Worldwide Corp.	7,314	781,501
Yum China Holdings, Inc.	13,896	560,704
		18,768,435
Household Durables - 0.8%
D.R. Horton, Inc.	6,800	300,628
Forbo Holding AG (Reg.)	31	46,858
Neinor Homes SLU	4,200	86,326
Panasonic Corp.	10,000	150,994
Roku, Inc. Class A	4,373	89,122
SodaStream International Ltd. (a)	20,589	1,310,902
Sony Corp.	34,300	1,434,930
Sony Corp. sponsored ADR	12,747	553,347
		3,973,107
Internet & Direct Marketing Retail - 8.7%
Amazon.com, Inc. (a)	27,403	30,287,988
Boohoo.Com PLC (a)	86,938	231,511
Ctrip.com International Ltd. ADR (a)	8,089	387,382
JD.com, Inc. sponsored ADR (a)	94,978	3,563,575
Netflix, Inc. (a)	22,695	4,457,979
NutriSystem, Inc.	3,698	184,715
Priceline Group, Inc. (a)	2,583	4,938,593
Start Today Co. Ltd.	5,730	156,943
Wayfair LLC Class A (a)	1,082	75,632
		44,284,318
Leisure Products - 0.0%
Spin Master Corp. (a)	8,738	323,484
Media - 0.2%
China Literature Ltd.	388	2,735
Live Nation Entertainment, Inc. (a)	3,815	167,021
Naspers Ltd. Class N	3,616	881,062
		1,050,818
Multiline Retail - 1.3%
B&M European Value Retail S.A.	30,322	160,001
Dollar Tree, Inc. (a)	67,546	6,163,573
Ollie's Bargain Outlet Holdings, Inc. (a)	4,599	205,345
Target Corp.	1,763	104,088
		6,633,007
Specialty Retail - 3.5%
American Eagle Outfitters, Inc.	11,459	149,196
Five Below, Inc. (a)	8,788	485,537
Floor & Decor Holdings, Inc. Class A	10,103	380,883
Home Depot, Inc.	58,285	9,662,487
L Brands, Inc.	5,317	228,844
Lowe's Companies, Inc.	10,939	874,573
Lumber Liquidators Holdings, Inc. (a)	8,362	257,382
RH (a)	20,748	1,865,660
Ross Stores, Inc.	18,732	1,189,295
Signet Jewelers Ltd.	2,187	143,402
The Children's Place Retail Stores, Inc.	6,277	682,938
TJX Companies, Inc.	27,471	1,917,476
		17,837,673
Textiles, Apparel & Luxury Goods - 4.0%
adidas AG	29,670	6,602,898
Canada Goose Holdings, Inc.	5,524	118,350
Despegar.com Corp.	6,978	214,922
G-III Apparel Group Ltd. (a)	12,647	320,475
Kering SA	6,837	3,133,865
lululemon athletica, Inc. (a)	31,658	1,947,284
LVMH Moet Hennessy - Louis Vuitton SA	2,138	637,687
Michael Kors Holdings Ltd. (a)	18,633	909,477
NIKE, Inc. Class B	43,107	2,370,454
Prada SpA	71,200	246,417
PVH Corp.	13,913	1,764,308
Shenzhou International Group Holdings Ltd.	14,000	119,517
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	41,446	1,322,956
Tapestry, Inc.	20,488	838,984
Under Armour, Inc. Class C (non-vtg.) (a)	3,300	38,049
		20,585,643

TOTAL CONSUMER DISCRETIONARY		126,838,543

CONSUMER STAPLES - 4.8%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.)	9,222	2,020,448
Diageo PLC	8,591	293,373
Fever-Tree Drinks PLC	6,490	182,824
Monster Beverage Corp. (a)	50,321	2,915,096
National Beverage Corp.	2,480	242,792
		5,654,533
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	22,513	3,626,394
Kroger Co.	7,185	148,730
Performance Food Group Co. (a)	16,620	470,346
Wal-Mart Stores, Inc.	1,200	104,772
		4,350,242
Food Products - 0.5%
Associated British Foods PLC	10,245	453,382
Blue Buffalo Pet Products, Inc. (a)	6,455	186,743
Bunge Ltd.	4,871	335,027
Danone SA	1,800	147,116
Darling International, Inc. (a)	8,644	157,753
Lamb Weston Holdings, Inc.	5,081	259,080
The Hain Celestial Group, Inc. (a)	17,028	613,349
TreeHouse Foods, Inc. (a)	4,315	286,430
Tyson Foods, Inc. Class A	1,454	106,011
		2,544,891
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	4,927	541,576
Personal Products - 1.2%
Coty, Inc. Class A	51,412	791,745
Estee Lauder Companies, Inc. Class A	6,912	772,831
Herbalife Ltd. (a)	30,183	2,191,889
Kose Corp.	2,307	280,561
Unilever NV (NY Reg.)	34,488	1,998,924
		6,035,950
Tobacco - 1.0%
British American Tobacco PLC:
(United Kingdom)	1,447	93,490
sponsored ADR	47,985	3,090,234
Imperial Tobacco Group PLC	18	734
Philip Morris International, Inc.	20,729	2,169,083
		5,353,541

TOTAL CONSUMER STAPLES		24,480,733

ENERGY - 1.5%
Energy Equipment & Services - 0.1%
Shelf Drilling Ltd.	16,749	133,287
U.S. Silica Holdings, Inc.	3,464	105,687
		238,974
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.	25,358	1,251,924
Cimarex Energy Co.	8,887	1,039,157
Continental Resources, Inc. (a)	35,795	1,457,214
Diamondback Energy, Inc. (a)	9,722	1,041,810
EOG Resources, Inc.	10,877	1,086,286
Parsley Energy, Inc. Class A (a)	11,318	301,059
Pioneer Natural Resources Co.	7,304	1,093,190
		7,270,640

TOTAL ENERGY		7,509,614

FINANCIALS - 3.7%
Banks - 2.1%
Bank of America Corp.	147,660	4,044,407
Citigroup, Inc.	34,366	2,525,901
HDFC Bank Ltd. sponsored ADR	10,756	992,779
JPMorgan Chase & Co.	33,949	3,415,609
		10,978,696
Capital Markets - 1.5%
BlackRock, Inc. Class A	3,134	1,475,581
CBOE Holdings, Inc.	9,095	1,028,281
Charles Schwab Corp.	18,913	848,059
E*TRADE Financial Corp. (a)	2,290	99,821
Fairfax India Holdings Corp. (a)	19,583	332,519
Goldman Sachs Group, Inc.	9,403	2,280,039
Morgan Stanley	19,749	987,450
MSCI, Inc.	1,282	150,456
TD Ameritrade Holding Corp.	9,789	489,352
		7,691,558
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class B (a)	2,405	449,591

TOTAL FINANCIALS		19,119,845

HEALTH CARE - 10.9%
Biotechnology - 7.2%
AC Immune SA (a)	16,367	192,476
ACADIA Pharmaceuticals, Inc. (a)	6,070	211,418
Acceleron Pharma, Inc. (a)	1,890	73,710
Achaogen, Inc. (a)	8,984	114,276
Agios Pharmaceuticals, Inc. (a)	5,309	341,209
Aimmune Therapeutics, Inc. (a)	10,675	310,322
Alexion Pharmaceuticals, Inc. (a)	39,758	4,757,442
Alkermes PLC (a)	21,869	1,066,332
Alnylam Pharmaceuticals, Inc. (a)	15,725	1,915,934
Amgen, Inc.	22,684	3,974,690
AnaptysBio, Inc.	1,100	72,633
Arena Pharmaceuticals, Inc. (a)	3,768	105,617
Ascendis Pharma A/S sponsored ADR (a)	7,080	240,578
BeiGene Ltd. ADR (a)	1,456	134,389
Biogen, Inc. (a)	12,379	3,858,039
BioMarin Pharmaceutical, Inc. (a)	9,103	747,265
bluebird bio, Inc. (a)	6,172	858,525
Celgene Corp. (a)	24,439	2,467,606
Cellectis SA sponsored ADR (a)	1,357	47,509
Chimerix, Inc. (a)	1,881	9,255
Coherus BioSciences, Inc. (a)	13,548	152,415
CytomX Therapeutics, Inc. (a)	3,540	70,800
DBV Technologies SA sponsored ADR (a)	2,303	53,936
Editas Medicine, Inc. (a)	12,970	321,656
Epizyme, Inc. (a)	7,041	117,585
Exact Sciences Corp. (a)	6,161	338,793
Exelixis, Inc. (a)	58,254	1,444,117
FibroGen, Inc. (a)	7,739	432,223
Flexion Therapeutics, Inc. (a)	1,875	41,269
GenSight Biologics SA (a)	13,618	81,694
Global Blood Therapeutics, Inc. (a)	14,131	562,414
Grifols SA ADR	2,405	56,878
Heron Therapeutics, Inc. (a)	2,395	36,763
Insmed, Inc. (a)	3,231	87,269
Intellia Therapeutics, Inc. (a)	12,883	400,919
Intercept Pharmaceuticals, Inc. (a)	4,475	275,794
Ionis Pharmaceuticals, Inc. (a)	2,706	154,540
Ironwood Pharmaceuticals, Inc. Class A (a)	22,717	349,387
La Jolla Pharmaceutical Co. (a)	3,749	128,816
Merrimack Pharmaceuticals, Inc.	3,345	39,270
Momenta Pharmaceuticals, Inc. (a)	2,081	29,342
Neurocrine Biosciences, Inc. (a)	13,331	827,988
Portola Pharmaceuticals, Inc. (a)	8,079	399,183
Prothena Corp. PLC (a)	2,206	128,058
Radius Health, Inc. (a)	1,855	59,564
Regeneron Pharmaceuticals, Inc. (a)	13,364	5,380,614
Sage Therapeutics, Inc. (a)	6,978	441,568
Seattle Genetics, Inc. (a)	8,266	506,788
Seres Therapeutics, Inc. (a)	1,041	10,452
Spark Therapeutics, Inc. (a)	3,232	261,469
TESARO, Inc. (a)	2,003	231,887
Trevena, Inc. (a)	22,190	33,285
Ultragenyx Pharmaceutical, Inc. (a)	1,257	57,935
Vertex Pharmaceuticals, Inc. (a)	8,569	1,253,045
Xencor, Inc. (a)	6,067	120,005
Zai Lab Ltd. ADR	3,955	106,825
		36,493,771
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	114,613	3,225,210
Danaher Corp.	9,909	914,303
Fisher & Paykel Healthcare Corp.	5,791	52,507
Hoya Corp.	800	43,465
Insulet Corp. (a)	4,476	263,234
Intuitive Surgical, Inc. (a)	9,697	3,639,866
Invuity, Inc. (a)	13,069	116,968
iRhythm Technologies, Inc.	12,345	628,978
Nevro Corp. (a)	2,568	224,905
Novocure Ltd.(a)	3,476	75,082
Penumbra, Inc. (a)	313	31,472
Stryker Corp.	325	50,333
		9,266,323
Health Care Providers & Services - 0.9%
Aetna, Inc.	1,252	212,878
Anthem, Inc.	2,302	481,601
Cigna Corp.	3,343	659,306
Humana, Inc.	2,776	708,852
OptiNose, Inc.	14,600	294,336
Teladoc, Inc. (a)	4,793	158,409
UnitedHealth Group, Inc.	9,830	2,066,463
		4,581,845
Health Care Technology - 0.1%
athenahealth, Inc. (a)	1,925	246,169
Cerner Corp. (a)	3,272	220,925
Evolent Health, Inc. (a)	7,110	115,538
		582,632
Pharmaceuticals - 0.9%
Aclaris Therapeutics, Inc. (a)	3,621	91,285
Akcea Therapeutics, Inc.	18,638	341,448
Allergan PLC	12,071	2,139,343
Dermira, Inc. (a)	6,488	173,684
Dova Pharmaceuticals, Inc.	3,039	76,157
GW Pharmaceuticals PLC ADR (a)	3,554	383,654
Intersect ENT, Inc. (a)	2,510	74,422
Jazz Pharmaceuticals PLC (a)	5,304	750,675
The Medicines Company (a)	11,246	323,210
Theravance Biopharma, Inc. (a)	1,352	39,019
Zogenix, Inc. (a)	2,601	97,538
		4,490,435

TOTAL HEALTH CARE		55,415,006

INDUSTRIALS - 5.8%
Aerospace & Defense - 1.4%
Elbit Systems Ltd.	1,149	170,764
Northrop Grumman Corp.	2,838	838,714
Raytheon Co.	3,122	562,584
The Boeing Co.	21,247	5,481,301
		7,053,363
Air Freight & Logistics - 0.2%
XPO Logistics, Inc. (a)	14,979	1,038,794
Airlines - 1.0%
Allegiant Travel Co.	400	54,560
Azul SA sponsored ADR	9,084	229,734
Delta Air Lines, Inc.	30,633	1,532,569
JetBlue Airways Corp. (a)	9,997	191,443
Ryanair Holdings PLC sponsored ADR (a)	891	99,890
Southwest Airlines Co.	51,484	2,772,928
Wizz Air Holdings PLC (a)	5,716	248,628
		5,129,752
Building Products - 0.1%
Masco Corp.	15,377	612,312
Commercial Services & Supplies - 0.0%
Copart, Inc. (a)	1,456	52,838
HomeServe PLC	21,453	243,898
Novus Holdings Ltd.	1,216	602
		297,338
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	4,756	417,719
Electrical Equipment - 0.3%
AMETEK, Inc.	835	56,354
Fortive Corp.	3,658	264,327
Melrose Industries PLC	22,245	64,969
Nidec Corp.	400	53,193
Regal Beloit Corp.	8,537	692,778
Rockwell Automation, Inc.	1,620	325,328
Sensata Technologies Holding BV (a)	4,161	203,515
		1,660,464
Industrial Conglomerates - 0.3%
Honeywell International, Inc.	10,137	1,461,350
Machinery - 1.5%
Allison Transmission Holdings, Inc.	5,994	254,685
Aumann AG	3,013	279,372
Caterpillar, Inc.	36,430	4,947,194
Fanuc Corp.	200	46,765
Parker Hannifin Corp.	755	137,871
Rational AG	336	220,352
WABCO Holdings, Inc. (a)	7,088	1,045,976
Xylem, Inc.	7,868	523,458
		7,455,673
Professional Services - 0.1%
IHS Markit Ltd. (a)	11,187	476,678
Road & Rail - 0.4%
CSX Corp.	14,107	711,416
J.B. Hunt Transport Services, Inc.	7,074	752,603
Landstar System, Inc.	1,598	157,803
Swift Transporation Co. (a)	6,242	258,731
Union Pacific Corp.	856	99,116
		1,979,669
Trading Companies & Distributors - 0.4%
Ashtead Group PLC	4,213	108,553
United Rentals, Inc. (a)	11,576	1,637,772
Univar, Inc. (a)	6,901	205,305
Wolseley PLC	691	48,320
		1,999,950

TOTAL INDUSTRIALS		29,583,062

INFORMATION TECHNOLOGY - 44.3%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	2,779	555,494
NETGEAR, Inc. (a)	10,565	492,857
		1,048,351
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	625	54,375
Dell Technologies, Inc. (a)	6,645	550,007
Fabrinet (a)	21,516	799,965
Largan Precision Co. Ltd.	1,000	189,628
Sunny Optical Technology Group Co. Ltd.	7,000	102,469
		1,696,444
Internet Software & Services - 14.5%
2U, Inc. (a)	5,098	324,386
Akamai Technologies, Inc. (a)	2,800	146,300
Alibaba Group Holding Ltd. sponsored ADR (a)	18,599	3,438,769
Alphabet, Inc.:
Class A (a)	31,892	32,945,712
Class C (a)	4,450	4,524,048
CarGurus, Inc. Class A	8,879	289,455
eBay, Inc. (a)	46,140	1,736,710
Facebook, Inc. Class A (a)	127,172	22,898,590
GoDaddy, Inc. (a)	4,500	210,150
Gogo, Inc. (a)(b)	36,685	364,649
IAC/InterActiveCorp (a)	416	53,685
LogMeIn, Inc.	416	50,357
Mail.Ru Group Ltd. GDR (Reg. S) (a)	12,245	397,963
Match Group, Inc. (a)	1,978	52,892
MongoDB, Inc. Class A	800	24,384
NetEase, Inc. ADR	2,791	786,839
New Relic, Inc. (a)	3,763	193,155
Okta, Inc.	2,198	63,566
Qudian, Inc. ADR	18,200	453,180
Shopify, Inc. Class A (a)	6,903	686,287
Stamps.com, Inc. (a)	2,811	630,788
Tencent Holdings Ltd.	60,800	2,732,663
VeriSign, Inc. (a)	1,465	157,517
Wix.com Ltd. (a)	728	50,814
Yandex NV Series A (a)	16,619	562,221
Yelp, Inc. (a)	4,066	189,964
		73,965,044
IT Services - 4.7%
Cognizant Technology Solutions Corp. Class A	15,338	1,160,626
DXC Technology Co.	558	51,068
EOH Holdings Ltd.	3,884	28,957
MasterCard, Inc. Class A	47,063	7,001,563
PayPal Holdings, Inc. (a)	67,130	4,870,953
Square, Inc. (a)	6,904	256,760
Teradata Corp. (a)	1,500	50,175
Visa, Inc. Class A	94,855	10,432,153
		23,852,255
Semiconductors & Semiconductor Equipment - 7.8%
Applied Materials, Inc.	1,874	105,750
ASM Pacific Technology Ltd.	18,400	267,696
ASML Holding NV	2,562	463,082
Broadcom Ltd.	43,095	11,373,201
Cavium, Inc. (a)	30,372	2,095,364
Cypress Semiconductor Corp.	25,632	406,524
Entegris, Inc.	11,184	366,276
Inphi Corp. (a)	18,515	758,745
Intel Corp.	13,199	600,423
KLA-Tencor Corp.	2,400	261,336
Lam Research Corp.	6,408	1,336,517
Micron Technology, Inc. (a)	95,437	4,228,813
Monolithic Power Systems, Inc.	2,612	317,802
NVIDIA Corp.	72,221	14,936,025
ON Semiconductor Corp. (a)	18,216	388,365
Qualcomm, Inc.	17,344	884,717
Renesas Electronics Corp. (a)	33,700	435,710
Teradyne, Inc.	3,903	167,400
Versum Materials, Inc.	1,251	52,642
WONIK IPS Co. Ltd. (a)	7,433	240,988
Xilinx, Inc.	3,454	254,525
		39,941,901
Software - 9.0%
Activision Blizzard, Inc.	127,404	8,343,688
Adobe Systems, Inc. (a)	24,620	4,312,439
Atlassian Corp. PLC (a)	1,361	65,832
Autodesk, Inc. (a)	7,210	900,962
Electronic Arts, Inc. (a)	30,530	3,651,388
Globant SA (a)	1,179	44,472
HubSpot, Inc. (a)	1,044	90,358
Intuit, Inc.	2,481	374,681
Micro Focus International PLC	4,700	165,109
Microsoft Corp.	110,708	9,208,691
Nintendo Co. Ltd.	2,812	1,090,949
Paycom Software, Inc. (a)	9,931	816,328
Red Hat, Inc. (a)	8,548	1,032,855
Salesforce.com, Inc. (a)	121,982	12,483,638
Snap, Inc. Class A (a)	41,955	643,590
Take-Two Interactive Software, Inc. (a)	2,742	303,402
Talend SA ADR (a)	1,250	51,763
VMware, Inc. Class A (a)	4,467	534,655
Workday, Inc. Class A (a)	8,362	928,098
Zendesk, Inc. (a)	12,840	398,040
Zynga, Inc. (a)	39,557	154,272
		45,595,210
Technology Hardware, Storage & Peripherals - 7.8%
Apple, Inc.	230,005	38,880,036
Samsung Electronics Co. Ltd.	393	968,010
		39,848,046

TOTAL INFORMATION TECHNOLOGY		225,947,251

MATERIALS - 2.7%
Chemicals - 2.2%
CF Industries Holdings, Inc.	54,429	2,067,213
DowDuPont, Inc.	22,484	1,625,818
FMC Corp.	13,861	1,287,132
LG Chemical Ltd.	463	167,089
LyondellBasell Industries NV Class A	25,737	2,664,552
Sherwin-Williams Co.	529	209,034
The Chemours Co. LLC	34,591	1,958,197
Tronox Ltd. Class A	30,708	812,841
Westlake Chemical Corp.	3,550	301,431
		11,093,307
Construction Materials - 0.3%
Buzzi Unicem SpA	1,728	48,168
Eagle Materials, Inc.	6,556	692,117
Summit Materials, Inc.	28,728	902,059
		1,642,344
Containers & Packaging - 0.1%
Packaging Corp. of America	1,856	215,797
WestRock Co.	1,667	102,237
		318,034
Metals & Mining - 0.1%
China Molybdenum Co. Ltd. (H Shares)	546,000	354,836
Franco-Nevada Corp.	1,329	105,611
Glencore Xstrata PLC	31,065	149,770
		610,217

TOTAL MATERIALS		13,663,902

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc.	679	314,717
Real Estate Management & Development - 0.0%
Redfin Corp. (b)	8,088	190,392

TOTAL REAL ESTATE		505,109

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	13,065	780,895
UTILITIES - 0.0%
Water Utilities - 0.0%
AquaVenture Holdings Ltd.	3,763	45,796
TOTAL COMMON STOCKS
(Cost $469,342,950)		503,889,756

Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
The Honest Co., Inc. Series E (c)(d)	11,802	231,376
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (c)(d)	337	119,153
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (c)(d)	6,504	90,303
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
ContextLogic, Inc. Series G (c)(d)	2,862	385,033
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $825,865)		825,865

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.10% (e)	5,357,954	5,359,025
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	164,509	164,525
TOTAL MONEY MARKET FUNDS
(Cost $5,523,550)		5,523,550
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $475,692,365)		510,239,171
NET OTHER ASSETS (LIABILITIES) - 0.0%		4,410
NET ASSETS - 100%		$510,243,581

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $825,865 or 0.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$90,303
ContextLogic, Inc. Series G	10/24/17	$385,033
Roofoods Ltd. Series F	9/12/17	$119,153
The Honest Co., Inc. Series E	9/28/17	$231,376

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,373
Fidelity Securities Lending Cash Central Fund	23
Total	$2,396

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$127,069,919	$124,455,254	$2,383,289	$231,376
Consumer Staples	24,599,886	23,666,193	814,540	119,153
Energy	7,509,614	7,509,614	--	--
Financials	19,119,845	19,119,845	--	--
Health Care	55,505,309	55,371,541	43,465	90,303
Industrials	29,583,062	29,483,104	99,958	--
Information Technology	226,332,284	221,687,929	4,259,322	385,033
Materials	13,663,902	13,663,902	--	--
Real Estate	505,109	505,109	--	--
Telecommunication Services	780,895	780,895	--	--
Utilities	45,796	45,796	--	--
Money Market Funds	5,523,550	5,523,550	--	--
Total Investments in Securities:	$510,239,171	$501,812,732	$7,600,574	$825,865

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

During the period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $264,683,790 in exchange for 25,722,429 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

Effective after the close of business on October 31, 2017, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $180,032,329 in exchange for 15,737,092 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 28, 2017